As filed with the Securities and Exchange Commission on April 26, 2007

                                                              File No. 333-95611
                                                                       811-08914
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                               [ ]


   Post-Effective Amendment No. 18                                           [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.  103                                                        [X]


                        (Check appropriate box or boxes.)

                             ----------------------

                          PHL Variable Accumulation Account

                             (Exact Name of Registrant)

                              ----------------------

                          PHL Variable Insurance Company

                                 (Name of Depositor)

                               ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                     PART A

                              PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                           MAY 1, 2007


This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
> AIM V.I. Capital Appreciation Fund
> AIM V.I. Core Equity Fund(1)
> AIM V.I. Mid Cap Core Equity Fund(1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
> Alger American Leveraged AllCap Portfolio(1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
> DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
> Federated Fund for U.S. Government Securities II
> Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------
> Fidelity VIP Contrafund(R) Portfolio
> Fidelity VIP Growth Opportunities Portfolio
> Fidelity VIP Growth Portfolio
> Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
> Franklin Income Securities Fund
> Mutual Shares Securities Fund
> Templeton Developing Markets Securities Fund
> Templeton Foreign Securities Fund
> Templeton Global Asset Allocation Fund(2)
> Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
> Lazard Retirement Small Cap Portfolio(1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
> Lord Abbett Bond-Debenture Portfolio
> Lord Abbett Growth and Income Portfolio
> Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
> Neuberger Berman AMT Fasciano Portfolio
> Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
> Oppenheimer Capital Appreciation Fund/VA
> Oppenheimer Global Securities Fund/VA
> Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
> Phoenix Capital Growth Series
> Phoenix Growth and Income Series
> Phoenix Mid-Cap Growth Series
> Phoenix Money Market Series
> Phoenix Multi-Sector Fixed Income Series
> Phoenix Multi-Sector Short Term Bond Series
> Phoenix Strategic Allocation Series
> Phoenix-Aberdeen International Series
> Phoenix-Alger Small-Cap Growth Series
> Phoenix-Duff & Phelps Real Estate Securities Series
> Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
> Phoenix-S&P Dynamic Asset Allocation Series: Growth
> Phoenix-S&P Dynamic Asset Allocation Series: Moderate
> Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
> Phoenix-Sanford Bernstein Mid-Cap Value Series
> Phoenix-Sanford Bernstein Small-Cap Value Series
> Phoenix-Van Kampen Comstock Series
> Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
> PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
> PIMCO VIT Real Return Portfolio
> PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
> Rydex Variable Trust Inverse Government Long Bond Fund(1)
> Rydex Variable Trust Nova Fund(1)
> Rydex Variable Trust Sector Rotation Fund(1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------
> Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
> Wanger International Select
> Wanger International Small Cap
> Wanger Select
> Wanger U.S. Smaller Companies

     (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.

Expenses for a contract with a bonus feature may be higher than expenses for a contract without such a feature. The amount of the bonus credit may be more than offset by the additional fees and charges associated with the bonus.


The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

                                TABLE OF CONTENTS


Heading                                                              Page
-------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS ....................................................    3
SUMMARY OF EXPENSES...........................................................    4
CONTRACT SUMMARY..............................................................   10
FINANCIAL HIGHLIGHTS .........................................................   13
FINANCIAL STATEMENTS .........................................................   13
PERFORMANCE HISTORY ..........................................................   13
THE VARIABLE ACCUMULATION ANNUITY.............................................   13
PHL VARIABLE AND THE SEPARATE ACCOUNT ........................................   13
THE VARIABLE INVESTMENT OPTIONS ..............................................   14
    Administrative, Marketing and Support Service Fee.........................   14
GIA...........................................................................   14
MVA ..........................................................................   15
DEDUCTIONS AND CHARGES .......................................................   16
    Annual Administrative Charge..............................................   16
    Daily Administrative Fee..................................................   16
    Guaranteed Minimum Accumulation Benefit Fee...............................   16
    Guaranteed Minimum Income Benefit Rider Fee...............................   16
    Guaranteed Minimum Withdrawal Benefit Fee.................................   17
    Market Value Adjustment...................................................   17
    Mortality and Expense Risk Fee............................................   17
    Surrender Charges.........................................................   17
    Tax.......................................................................   18
    Transfer Charge...........................................................   18
    Reduced Fees, Credits and Excess Interest for Eligible Groups.............   18
THE ACCUMULATION PERIOD ......................................................   18
    Accumulation Units........................................................   18
    Accumulation Unit Values..................................................   19
    Purchase of Contracts.....................................................   19
    Additional Programs ......................................................   20
    Optional Benefits.........................................................   22
    Surrender of Contract and Withdrawals.....................................   27
    Contract Termination......................................................   28
    Payment Upon Death Before Maturity Date ..................................   28
INTERNET, INTERACTIVE VOICE RESPONSE AND
    TELEPHONE TRANSFERS ......................................................   29
MARKET TIMING AND OTHER DISRUPTIVE TRADING ...................................   29
THE ANNUITY PERIOD............................................................   31
    Annuity Payments..........................................................   31
    Annuity Payment Options ..................................................   31
    Payment Upon Death After Maturity Date....................................   33
VARIABLE ACCOUNT VALUATION PROCEDURES.........................................   33
    Valuation Date............................................................   33
    Valuation Period..........................................................   33
    Accumulation Unit Value...................................................   33
    Net Investment Factor.....................................................   33
MISCELLANEOUS PROVISIONS......................................................   33
    Assignment................................................................   33
    Payment Deferral..........................................................   34
    Free Look Period..........................................................   34
    Amendments to Contracts...................................................   34
    Substitution of Fund Shares...............................................   34
    Ownership of the Contract.................................................   34
FEDERAL INCOME TAXES..........................................................   34
    Introduction..............................................................   34
    Income Tax Status.........................................................   35
    Taxation of Annuities in General-Nonqualified Plans.......................   35
    Additional Considerations.................................................   36
    Owner Control.............................................................   37
    Diversification Standards ................................................   37
    Taxation of Annuities in General-Qualified Plans..........................   38
SALES OF VARIABLE ACCUMULATION CONTRACTS .....................................   41
SERVICING AGENT...............................................................   42
STATE REGULATION .............................................................   42
REPORTS.......................................................................   42
VOTING RIGHTS.................................................................   42
TEXAS OPTIONAL RETIREMENT PROGRAM ............................................   42
THE PHOENIX COMPANIES, INC. -
    LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES..............................   43
SAI TABLE OF CONTENTS ........................................................   44
APPENDIX A - INVESTMENT OPTIONS ..............................................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES ............................................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS ............................................  C-1
APPENDIX E - PREVIOUSLY OFFERED OPTIONAL BENEFITS ............................  E-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


ISSUE DATE: The date that the initial premium payment is invested under a contract.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

>  Non-qualified plans -- $10,000

>  Individual Retirement Annuity (Rollover IRA only) -- $2,000


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.



------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Complete Payment Years 0 - 2 ............................      8%
       Complete Payment Years 3.................................      7%     This table describes the fees and expenses that you
       Complete Payment Years 4.................................      6%     will pay at the time that you surrender the contract
       Complete Payment Years 5.................................      5%     or transfer value between the subaccounts. State
       Complete Payment Years 6.................................      4%     premium taxes may also be deducted.
       Complete Payment Years 7.................................      3%
       Complete Payment Years 8+................................    None
    Transfer Charge(1)
       Current .................................................    None
       Maximum..................................................     $20
------------------------------------------------------------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current.....................................................     $35
    Maximum(1)..................................................     $35     This table describes the fees and expenses that you
                                                                             will pay periodically during the time that you own
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                               the contract, not including annual fund fees and
percentage of average Account Value)                                         expenses.

    Mortality and Expense Risk Fee..............................  1.475%
    Daily Administrative Fee....................................    125%
                                                                  -----
    Total Annual Separate Account Expenses......................  1.600%

------------------------------------------------------------------------------------------------------------------------------------

(1) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you

------------------------------------------------------------------------------------------------------------------------------------
                                                       OPTIONAL BENEFIT FEES
                                                       ---------------------
      This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Only one of the following guaranteed minimum benefit options can be elected. Consult with your financial advisor as to whether the GMAB, the GMIB or the GMWB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)                       GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(2) (as
FEE(1) (as a percentage of the greater of the Guaranteed             a percentage of the greater of the Guaranteed Annuitization
Amount or Contract Value)                                            Value or Contract Value)
      Current.......................................    0.500%            Current...................................    0.600%
      Maximum.......................................    1.000%            Maximum...................................    1.000%

                                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(3)
                                               GMWB 2007 EFFECTIVE JANUARY 16, 2007
                              (as a percentage of the greater of the Benefit Base and Contract Value)

      SINGLE LIFE OPTION                                              SPOUSAL LIFE OPTION
      Current.......................................     0.75%        Current.......................................     0.95%
      Maximum.......................................     1.50%        Maximum.......................................     1.50%

----------------------------------------------------------------------------------------------------------------------------------
                                                VERSION I PRIOR TO JANUARY 16, 2007
                             (as a percentage of the greater of the Benefit Amount and Contract Value)

GMWB 5 - 5% WITHDRAWAL LIMIT                                          LIFETIME GMWB - 5% WITHDRAWAL LIMIT
    Current.........................................     0.35%            Current...................................    0.60%
    Maximum.........................................     1.00%            Maximum...................................    1.00%

                                                                      LIFETIME GMWB FOR 2 - SPOUSAL CONTINUATION -
GMWB 7 - 7% WITHDRAWAL LIMIT                                          5% WITHDRAWAL LIMIT
    Current.........................................     0.50%            Current...................................    0.70%
    Maximum.........................................     1.00%            Maximum...................................    1.00%
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
                                        Minimum        Maximum        This table shows the minimum and maximum total operating
                                        -------        -------        expenses for the year, as a percentage of daily net assets,
    Total Annual Fund Operating                                       ended 12/31/06, charged by the fund companies that you may
    Expenses (expenses that are                                       pay periodically during the time that you own the contract.
    deducted from the fund assets                                     More detail concerning the funds' fees and total
    include management fees,                                          and net fund operating expenses can be found after the
    12b-1 fees and other expenses)....   0.28%          5.12%         Expense Examples and are contained in the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------

(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

(3) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which Version and option within a Version you elect. After January 16, 2007, only GMWB 2007 is available. For GMWB 2007, the current fee applies at the time you elect the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge of 1.50%. For Version I the fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected Version I. The fee, however, will not exceed the maximum charge of 1.00%. See "Optional Benefits."



------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

    These examples will help you compare the cost of investing in       These examples are intended to help you compare the cost of
    the contract if you elect GMWB 2007 Spousal Life Option. These      investing in the contract with the cost of investing in
    elections will result in the highest total cost of investing in     other variable annuity contracts. These costs include
    this contract.                                                      Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders
    If you surrender or annuitize your contract at the end of the       and benefit fees, and the maximum fund fees and expenses
    applicable time period, your maximum costs would be:                that were charged for the year ended 12/31/06.

           1 Year        3 Years         5 Years        10 Years        The examples assume that you invest $10,000 in the contract
           ------        -------         -------        --------        for  the time periods indicated. The examples also assume
           $1,594         $3,231          $4,588         $7,499         that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that
    If you do not surrender or annuitize your contract at the end       you have allocated all of your contract value to the fund
    of the applicable time period, your maximum costs would be:         with the maximum fees and expenses. Although your actual
                                                                        costs may be higher or lower based on these assumptions,
           1 Year        3 Years         5 Years        10 Years        your costs are shown in the table to the left.
           ------        -------         -------        --------
            $904         $2,599          $4,154          $7,499

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired     Total                     Total
                                           Investment  Rule 12b-1    Other     Fund Fees   Annual    Contractual    Net Annual
                                           Management  or Service  Operating      and       Fund   Reimbursements      Fund
               Series                         Fee         Fees     Expenses    Expenses   Expenses   & Waivers       Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            0.61        0.00       0.30        0.00       0.91        0.00        0.91 (1)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     0.61        0.00       0.28        0.02 (2)   0.91        0.00        0.91 (1)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             0.72        0.00       0.32        0.02 (2)   1.06        0.00        1.06 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     0.81        0.00       0.17        0.00       0.98        0.35       0.945 (3)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                      0.29        0.00       0.00        0.00       0.29       (0.01)       0.28 (4)
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                              0.60        0.00       0.39        0.00       0.99        0.00        0.99 (18)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II            0.60        0.00       0.42        0.00       1.02        0.00        1.02 (18)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          0.57        0.10       0.09        0.00       0.76        0.00        0.76 (5, 18)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   0.57        0.10       0.15        0.00       0.82        0.00        0.82 (6, 18)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                 0.57        0.10       0.11        0.00       0.78        0.00        0.78 (5, 7, 18)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade
  Bond Portfolio                              0.32        0.10       0.12        0.00       0.54        0.00        0.54
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund               0.46        0.25       0.01        0.00       0.72        0.00        0.72 (8)
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio         0.75        0.25       0.18        0.00       1.18        0.00        1.18
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio          0.50        0.00       0.46        0.00       0.96       (0.06)       0.90 (9)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio       0.48        0.00       0.39        0.00       0.87        0.00        0.87
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio           0.74        0.00       0.38        0.00       1.12        0.00        1.12
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 0.60        0.25       0.21        0.00       1.06        0.00        1.06
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       1.15        0.25       0.60        0.00       2.00       (0.60)       1.40 (10)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio       0.85        0.25       0.15        0.00       1.25        0.00        1.25
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA      0.64        0.25       0.03        0.00       0.92        0.00        0.92
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA         0.63        0.25       0.03        0.00       0.91        0.00        0.91
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     0.74        0.25       0.01        0.00       1.00        0.00        1.00
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                 0.68        0.00       0.24        0.00       0.92        0.00        0.92 (11c)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series              0.70        0.00       0.27        0.00       0.97       (0.06)       0.91 (11a)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                 0.80        0.00       0.35        0.00       1.15       (0.01)       1.14 (11d)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                   0.40        0.00       0.26        0.00       0.66       (0.01)       0.65 (11c)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series      0.50        0.00       0.24        0.00       0.74        0.00        0.74 (11c)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series   0.50        0.00       0.38        0.00       0.88       (0.18)       0.70 (11b)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series           0.59        0.00       0.25        0.00       0.84       (0.01)       0.83 (11c)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired     Total                     Total
                                           Investment  Rule 12b-1    Other     Fund Fees   Annual    Contractual    Net Annual
                                           Management  or Service  Operating      and       Fund   Reimbursements      Fund
               Series                         Fee         Fees     Expenses    Expenses   Expenses   & Waivers       Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         0.75        0.00       0.26        0.00       1.01        0.00        1.01 (11d)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series         0.85        0.00       0.42        0.00       1.27       (0.27)       1.00 (11a)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                          0.75        0.00       0.27        0.00       1.02        0.00        1.02 (11e)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                  0.40        0.25       1.02        0.31 (12b) 1.98       (0.97)       1.01 (12a)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                             0.40        0.25       0.93        0.14 (12b) 1.72       (0.88)       0.84 (12a)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                           0.40        0.25       2.45        0.19 (12b) 3.29       (2.40)       0.89 (12a)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                    0.40        0.25       1.34        0.15 (12b) 2.14       (1.29)       0.85 (12a)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                     1.05        0.00       0.28        0.00       1.33       (0.02)       1.31 (11c)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
   Series                                     1.05        0.00       0.31        0.00       1.36       (0.05)       1.31 (11c)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series            0.70        0.00       0.30        0.00       1.00       (0.05)       0.95 (11c)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series    0.45        0.00       0.32        0.00       0.77       (0.14)       0.63 (11a)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio                                  0.49        0.25       0.25        0.03 (2)   1.02       (0.03)       0.99 (13, 14)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio               0.25        0.25       0.25        0.00       0.75        0.00        0.75
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio              0.25        0.25       0.25        0.00       0.75        0.00        0.75 (15)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
   Long Bond Fund                             0.90        0.00       4.22        0.00       5.12        0.00        5.12
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                0.75        0.00       0.73        0.00       1.48        0.00        1.48
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund     0.90        0.00       0.74        0.00       1.64        0.00        1.64
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund                            1.23        0.25       0.24        0.00       1.72        0.00        1.72
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund             0.63        0.25       0.15        0.03(2)    1.06       (0.03)       1.03 (16)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund        0.62        0.25       0.23        0.01(2)    1.11       (0.01)       1.10 (16)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund              0.74        0.25       0.04        0.00       1.03        0.00        1.03 (8)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio                                  0.43        0.35       0.30        0.00       1.08        0.00        1.08 (18)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                   0.99        0.00       0.20        0.00       1.19        0.00        1.19
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                0.91        0.00       0.10        0.00       1.01        0.00        1.01
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                 0.85        0.00       0.09        0.00       0.94        0.00        0.94
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                 0.90        0.00       0.05        0.00       0.95        0.00        0.95
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8) The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

--------------------------     ----------------------    ----------------------
           Expense Cap %              Expense Cap %              Expense Cap %
--------------------------     ----------------------    ----------------------
a             0.15             c          0.25           e          0.35
b             0.20             d          0.30

(12a) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12b) As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)  Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

--------------------------------------------------------------------------------------
                                                                       Net Annual Fund
                  Fund                               Reimbursements       Expenses
--------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         (0.27)              0.72
Federated High Income Bond Fund II                       (0.25)              0.77
Fidelity VIP Contrafund(R) Portfolio                     (0.01)              0.75
Fidelity VIP Growth Opportunities Portfolio              (0.04)              0.78
Fidelity VIP Growth Portfolio                            (0.01)              0.77
Van Kampen UIF Equity and Income Portfolio               (0.30)              0.78

CONTRACT SUMMARY
--------------------------------------------------------------------------------

This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

OVERVIEW


The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying mutual funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that on the maturity date the contract value will equal or exceed payments made under the contract. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.


You also select a death benefit option that is suitable in meeting your financial objectives. Each death benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period-Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS

>   You may make payments anytime until the maturity date.

>   You can vary the amount and frequency of your payments.

>   Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION

>   Generally, the minimum initial payment is $10,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE


> You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a mutual fund. The MVA is not available for investment after the Maturity Date.


> We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the death benefit option you select.


> Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

> Transfers between the subaccounts and from the subaccounts into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Market Timing and Other Disruptive Trading." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.


> The contract value varies with the investment performance of the funds and is not guaranteed.


> The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


> For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


>   If you purchase a contract with the Guaranteed Minimum Accumulation
    Benefit ("GMAB") or the Guaranteed Minimum Withdrawal Benefit ("GMWB"), you must also elect an asset allocation or strategic program through which to allocate your premiums and Contract Value. If you purchase a contract without GMAB or GMWB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

WITHDRAWALS


> You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

> Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges-Surrender Charges" for a complete description.

> Withdrawals may be subject to the 10% penalty tax. See "Federal Income Taxes-Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT

The death benefit is calculated differently under each death benefit option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

> Annual Administrative Charge-currently maximum of $35 each year. Waived if contract value is $50,000 or more. For more information, see "Deductions and Charges."

> Guaranteed Minimum Accumulation Benefit fee-for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

> Guaranteed Minimum Income Benefit Rider fee-for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after July 18, 2005, the fee equals 0.60% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

> Guaranteed Minimum Withdrawal Benefit fee-the fee percentage will vary depending on when you elect GMWB and which Version, and option within a Version, of GMWB you elect.

    GMWB 2007 (issued on or after January 16, 2007)-the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.

================================================================================
                     GMWB 2007 - EFFECTIVE JANUARY 16, 2007
================================================================================
      SINGLE LIFE OPTION                                SPOUSAL LIFE OPTION
================================================================================
             0.75%                                              0.95%
================================================================================

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

    Version I (issued prior to January 16, 2007)-the fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted.


================================================================================
                      VERSION I - PRIOR TO JANUARY 16, 2007
================================================================================
             GMWB 5                                            GMWB 7
      5% WITHDRAWAL LIMIT                               7% WITHDRAWAL LIMIT
================================================================================
            0.35%                                               0.50%
================================================================================
                                                        LIFETIME GMWB FOR 2
        LIFETIME GMWB                                   SPOUSAL CONTINUATION
      5% WITHDRAWAL LIMIT                               5% WITHDRAWAL LIMIT
================================================================================
            0.60%                                               0.70%
================================================================================


    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

    For more information, see "Deductions and Charges" below.

> Market Value Adjustment-any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

> Surrender Charges-may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from the amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

================================================================================
Percent             8%     8%     8%     7%     6%     5%     4%     3%      0%
--------------------------------------------------------------------------------
Age of Payment in
Complete Years      0      1      2      3      4      5      6      7      8+
================================================================================

    For more information, see "Deductions and Charges."

> Taxes-taken from the contract value upon premium payment or commencement of annuity payments.

    o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

> Transfer Charge-currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
> Daily administrative fee-currently 0.125% annually. For more information, see "Deductions and Charges."

> Mortality and expense risk fee-varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT OPTIONS
    The contract offers two benefit options. You select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each death benefit option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION
FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. The total amount returned to you will not include the value of the bonus payments made by us. We will absorb any investment losses or gains associated with the bonus payments. The amount returned to you will be the same as if there had been no bonus payments.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                                                    DEATH BENEFIT OPTIONS CHART
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Death Benefit Option 1                         Death Benefit Option 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Return of                                       Annual
              Component                                   Premium                                        Step-up
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death    The greater of:                              The greatest of:
of the annuitant who has not yet
attained age 80                          1. the sum of 100% of premium payments       1. the sum of 100% of premium payments
                                            less adjusted partial withdrawals on         less adjusted partial withdrawals on
                                            the claim date; or                           the claim date; or

                                         2. the contract value on the claim date.     2. the contract value on the claim date; or

                                                                                      3. the annual step-up amount on the claim
                                                                                         date.

-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death    The greater of:                              The greater of:
of the annuitant who has attained
age 80                                   1. the sum of 100% of premium payments       1. the death benefit in effect at the end of
                                            less adjusted partial withdrawals            the immediately preceding contract year
                                            on the claim date; or                        prior to the annuitant turning age 80,
                                                                                         plus the sum of 100% of premium payments
                                         2. the contract value on the claim date.        less adjusted partial withdrawals made
                                                                                         since the contract year that the
                                                                                         annuitant reached age 80; or

                                                                                      2. the contract value on the claim date.
-----------------------------------------------------------------------------------------------------------------------------------
Amount of bonus payment2                 5% of each payment received from you.        4% of each payment received from you.
-----------------------------------------------------------------------------------------------------------------------------------

(1) See "The Accumulation Period-Payment Upon Death Before Maturity Date" for complete details.
(2)   See the "Purchase of Contracts-Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


    More information, including the Separate Account and Company financial statements, is in the Statement of Additional Information ("SAI") and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract (the "contract") in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899.


    PHL Variable is a wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA" and "MVA."

THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the Variable Investment Options to which you allocate your premium payments. These Variable Investment Options are Subaccounts of the Separate Account. The Subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time, we may make new variable investment options available.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the Variable Investment Options under the Contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.

    For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------


    Note: currently, if you elect GMAB or GMWB, you cannot transfer or allocate premiums and Contract Values to the GIA. Your premiums must be allocated in accordance to an asset allocation or strategic program. We may remove this restriction at any time in the future, e.g., If you participate in an Enhanced Dollar Cost Averaging Program.

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   Year One:               25% of the total value
>   Year Two:               33% of remaining value
>   Year Three:             50% of remaining value
>   Year Four:              100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions are subject to state insurance department approval.

MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the Administrative Charge described above. This fee is not deducted from the GIA or MVA.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect either the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after July 18, 2005, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract value on the date the rider fee is deducted.


    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect either the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE

    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage will vary depending on when you elect GMWB and which Version, and option within a Version, of GMWB you elect.

    For GMWB 2007 (issued on or after January 16, 2007), the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The current fee percentages are listed below:

================================================================================
                     GMWB 2007 - EFFECTIVE JANUARY 16, 2007
================================================================================
      SINGLE LIFE OPTION                                SPOUSAL LIFE OPTION
================================================================================
             0.75%                                              0.95%
================================================================================

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

    For Version I (issued prior to January 16, 2007 ), the fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted. The current fee percentages are listed below:


================================================================================
                      VERSION I - PRIOR TO JANUARY 16, 2007
================================================================================
             GMWB 5                                            GMWB 7
      5% WITHDRAWAL LIMIT                               7% WITHDRAWAL LIMIT
================================================================================
            0.35%                                               0.50%
================================================================================
                                                        LIFETIME GMWB FOR 2
        LIFETIME GMWB                                   SPOUSAL CONTINUATION
      5% WITHDRAWAL LIMIT                               5% WITHDRAWAL LIMIT
================================================================================
            0.60%                                               0.70%
================================================================================


    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the investment options in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity payment option K or L below. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

================================================================================
Percent             8%     8%     8%     7%     6%     5%     4%     3%      0%
--------------------------------------------------------------------------------
Age of Payment in
Complete Years      0      1      2      3      4      5      6      7      8+
================================================================================

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts.

    Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST FOR ELIGIBLE GROUPS
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain eligible groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of Accumulation Units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the Accumulation Units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the Accumulation Units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of Accumulation Units credited to you in each subaccount and their current value will be reported to you at least annually.

PURCHASE OF CONTRACTS
MINIMUM PAYMENTS
    Generally, we require minimum payments of:

--------------------------------------------------------------------------------
                                                 MINIMUM           MINIMUM
PLAN TYPE                                        INITIAL           SUBSEQUENT
                                                 PAYMENT           PAYMENT *
--------------------------------------------------------------------------------
Non-qualified plans                              $10,000           $500
--------------------------------------------------------------------------------
Individual Retirement Annuity ("IRA")            $2,000            $100
--------------------------------------------------------------------------------

* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    The initial payment is due and payable before the contract becomes effective.


    For certain eligible groups, we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase Accumulation Units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free Look) the amount returned to you will not include the amount of any bonus payments made by us.


    The amount of the bonus payment varies depending upon which death benefit option you selected. The amount of bonus payment under the death benefit option elected is a percentage of each purchase payment and is as follows:


------------------------------------------------------------
DEATH BENEFIT OPTION 1 -          DEATH BENEFIT OPTION 2 -
RETURN OF PREMIUM                 ANNUAL STEP-UP
------------------------------------------------------------
5% of purchase payment            4% of purchase payment
------------------------------------------------------------

    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.

    No specific charges are assessed to cover the expenses of the bonus payments. Rather, the combination of the charges and fees within the contract, including the mortality and expense risk fee and the contingent deferred sales charge, are set at a level sufficient to cover the cost of providing bonus payments. As with all contracts we sell, we expect to make a profit from the sale of this contract. However, there are no additional profits inherent with the structure of this contract when compared with the other contracts we sell.

    There may be circumstances where you may be worse off for having purchased a contract with bonus payments as opposed to a contract without bonus payments. We issue a variety of contracts designed to meet different retirement planning goals and other contracts have no bonus payments. These contracts with no bonus payments have mortality and expense risk fees and contingent deferred sales charges that may, for certain contracts, be lower than the charges for this contract. Depending on the length of time you own your contract, and the market performance during that time, the higher expenses associated with this contract may or may not be offset by the bonus payments. You and your financial advisor should decide if you may be better off with one of our other contracts. You and your financial advisor should consider the following:

>   The length of time you plan to own the contract
>   The frequency, amount and timing of any withdrawals
>   The amount of any payments

PAYMENT ALLOCATION
    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

GENERAL
    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.

    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA or MVA.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB or GMWB, you must also elect an asset allocation or strategic program on the Contract Date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB or GMWB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB AND GMWB
    If you purchase a contract with GMAB or GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

    The following programs are currently available:


>   FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
    Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

    o   Franklin Income Securities Fund - 34%

    o   Mutual Shares Securities Fund - 33%

    o   Templeton Growth Securities Fund - 33%

>   PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION

    PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

    o   Conservative Portfolio

    o   Moderately Conservative Portfolio

    o   Moderate Portfolio

    o   Aggressive Portfolio


    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.


>   PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate

    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

    o   Phoenix-S&P Dynamic Asset Allocation Series: Growth

    o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

   If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this Contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs. We may modify, suspend, or terminate the Dollar Cost Averaging Program or offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or the Asset Rebalancing Program is in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally, you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This rider may be terminated at any time by request.


    A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."

    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").

    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program and if you remain fully invested through an asset allocation or strategic program for the term of the benefit. See "Asset Allocation and Strategic Programs" above.

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A = the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
     If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.


o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.


o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


   A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


    If you purchased a contract with GMIB prior to July 18, 2006, refer to "Appendix E -Previously Offered Optional Benefits" for the differences from the current version.


GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 80th birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:


    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.


    After the contract anniversary following the older annuitant's 80th birthday the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

     A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday;

     B = the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday;

     C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday;

    D = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.


    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

    B = (a) multiplied by (b), where:

        (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;

        (b) = 1 minus the result of (c) divided by (d), where:

        (c) = the Contract Value after the withdrawal, and

        (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE

     On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below.


    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.

3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.

3.  each date we process a withdrawal.

4.  each rider anniversary.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

>   The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

>   The GMIB is irrevocable once elected.

> You may not change any annuitant or joint annuitant while the GMIB is in effect.

> The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

> You should consult with a qualified financial advisor if you are considering the GMIB.

> The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. You will not lose the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.


    Currently, we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.

    If you purchased a contract with GMWB prior to January 16, 2007, refer to "Appendix E - Previously Offered Optional Benefits" for the differences from the current version.


ASSET ALLOCATION OR STRATEGIC PROGRAM REQUIREMENT
    If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the

Company may make available. We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

    Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.


GMWB 2007
    GMWB 2007 guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.


BENEFIT ELIGIBILITY DATE
    The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

    The Benefit Eligibility Date when the for Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

    The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

COVERED PERSON
    The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
    Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option
    Covered Persons must be two legal spouses under Federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

ANNUAL BENEFIT AMOUNT
    If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

    Prior to the Benefit Eligibility Date, the Annual Benefit Amount is set equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

BENEFIT BASE
    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
    When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date
    Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
    On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

    o If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

    o If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

    o Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
    On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base on the prior contract anniversary. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
    On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

    We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

CONTRACT VALUE REDUCED TO ZERO
    When the Contract Value is reduced to zero, the contract terminates and all rights under the contract and the rider terminate other than as described below.

    We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

    If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

    If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

    Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

    Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

CANCELLATION
    You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

TERMINATION OF BENEFIT

    This benefit will terminate without value on the occurrence of any of the following dates:

> the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;


> the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

> the date annuity payments commence under an Annuity Payment Option as described in the contract;

>   the date the contract to which this benefit is attached terminates;

>   the date any investment restriction is violated;

> the date both the Contract Value and Benefit Base have been reduced to zero; or

>   the date the contract Owners elect in writing to terminate the benefit.


SURRENDER OF CONTRACT AND WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of Accumulation Units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a partial withdrawal from, or complete surrender of a contract should be mailed to our Annuity Operations Division, PO Box 8027, Boston, Massachusetts 02266-8027.


CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date:


>   the contract value is zero; or

> the annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT

>   DEATH OF AN OWNER/ANNUITANT
    If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

>   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

>   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

>   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The death benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

>   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
    Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The death benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

>   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

>   DEATH BENEFIT OPTION 1-RETURN OF PREMIUM
    The greater of:

    a) 100% of payments, less adjusted partial withdrawals; or

    b) the contract value on the claim date.

>   DEATH BENEFIT OPTION 2-ANNUAL STEP-UP
    The greater of:

    a) 100% of payments, less adjusted partial withdrawals; or

    b) the contract value on the claim date; or

    c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

>   DEATH BENEFIT OPTION 1-RETURN OF PREMIUM
    The greater of:

    a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

    b) the contract value on the claim date.

>   DEATH BENEFIT OPTION 2-ANNUAL STEP-UP
    The greater of:

    a) the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

    b) the contract value on the claim date.

>   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    The amount of death benefit payable is equal to the greater of:

    o  100% of payments, less withdrawals; or

    o  the contract value on the claim date.

    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax" and Appendix C. See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------


    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.


    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of Accumulation Units and, if another subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes Disruptive Trading that may disadvantage or potentially harm the rights or interests of other policy owners.

    Disruptive Trading includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

    Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity payment option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    You may choose among the available annuity payment options by written request. Contract owners should direct their choice of annuity payment option in writing to our Annuity Operations Division, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.

    The options allow you to choose:

> Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

> Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.

    The following descriptions should allow you to compare the basic differences of the currently available annuity payment options. You should contact our Annuity Operations Division well in advance of the date you wish to elect an option for payment estimates under each option.

OPTION A-LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B-NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C-DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity payment options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable payment annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return your contract under the right to cancel provision (Free Look), the total amount returned to you will not include the value of the bonus payments made by us. We will absorb any investment losses or gains associated with the bonus payments. The amount returned to you will be the same as if there had been no bonus payments.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL-NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Person," "Owner Control" and "Diversification Standards" below.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger to the contract owner tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the

10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS


DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

>   55% in any 1 investment
>   70% in any 2 investments
>   80% in any 3 investments
>   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.


    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL-QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit- sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs ("SARSEP") no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.


    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax- exempt annuity contract held for the exclusive benefit of plan participants.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit- sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days);
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g., commissions payable to retail broker- dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
    Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 5.0% of purchase payments (if up-front compensation is paid to registered representatives). Broker- dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


    PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker- dealer, or general marketing services performed by the broker- dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes PHL Variable products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

=============================================
YEAR ENDED DECEMBER 31,          FEE PAID
=============================================
         2004                  $2.2 million
---------------------------------------------
         2005                  $1.9 million
---------------------------------------------
         2006                  $1.5 million
=============================================


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

THE PHOENIX COMPANIES, INC. - LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------
    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


                                       43
SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

>   PHL Variable Insurance Company
>   Underwriter
>   Services
>   Performance History
>   Calculation of Yield and Return
>   Calculation of Annuity Payments
>   Experts
>   Separate Account Financial Statements
>   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                        INVESTMENT ADVISOR/SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              Growth of capital                                  AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (1,3)                 Growth of capital                                  AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                    Long-term growth of capital                        AIM Advisors, Inc.
Fund (1,3)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap                 Long-term capital appreciation                     Fred Alger Management, Inc.
Portfolio (1,3)
------------------------------------------------------------------------------------------------------------------------------------
                                                Match the performance of the Standard &
DWS Equity 500 Index VIP                        Poor's 500 Composite Stock Price Index which       Deutsche Asset Management, Inc.
                                                emphasizes stocks of large U.S. companies
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government              Current income by investing primarily in a         Federated Investment Management
Securities II                                   diversified                                        Company
------------------------------------------------------------------------------------------------------------------------------------
                                                portfolio or U.S. government securities
Federated High Income Bond Fund II              High current income by investing primarily in      Federated Investment Management
                                                a professionally managed, diversified portfolio    Company
                                                of fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio            Long-term capital appreciation                     Fidelity Management and Research
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio     Capital growth                                     Fidelity Management and Research
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   Capital appreciation                               Fidelity Management and Research
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio    As high a level of current income as is            Fidelity Management and Research
                                                consistent with the preservation of capital        Company
                                                                                                    Subadvisor: Fidelity Investments
                                                                                                    Money Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                 Maximize income while maintaining prospects        Franklin Advisers, Inc.
                                                for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio (1,3)     Long-term capital appreciation                     Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio            High current income and the opportunity for        Lord, Abbett & Co. LLC
                                                capital appreciation to produce a high
                                                total return
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio         Long-term growth of capital and income without     Lord, Abbett & Co. LLC
                                                excessive fluctuations in market value
------------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation through investments,
Lord Abbett Mid-Cap Value Portfolio             primarily in equity securities which are           Lord, Abbett & Co. LLC
                                                believed to be undervalued in the marketplace
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                   Capital appreciation with income as a secondary    Franklin Mutual Advisers, LLC
                                                goal
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio         Long term capital growth                           Neuberger Berman Management Inc.
                                                                                                    Subadvisor: Neuberger Berman,
                                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio         Long term growth of capital; current income        Neuberger Berman Management Inc.
                                                is a secondary goal                                 Subadvisor: Neuberger Berman,
                                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA        Capital appreciation by investing in securities    OppenheimerFunds, Inc.
                                                of well-known, established companies
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation by investing in
Oppenheimer Global Securities Fund/VA           securities of foreign insurers, "growth-type"      OppenheimerFunds, Inc.
                                                companies, cyclical industries and special
                                                situations
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA       Capital appreciation                               OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                   Intermediate and long-term growth of capital       Phoenix Investment Counsel, Inc.
                                                appreciation with income as a secondary             Subadvisor: Harris Investment
                                                consideration                                       Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                Dividend growth, current income and capital        Phoenix Investment Counsel, Inc.
                                                appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                   Capital appreciation                               Phoenix Variable Advisors, Inc.
                                                                                                    Subadvisor: Bennett Lawrence
                                                                                                    Management LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                     As high a level of current income as is            Phoenix Investment Counsel, Inc.
                                                consistent with the preservation of capital
                                                and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series        Long-term total return                             Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series     High current income while attempting to            Phoenix Investment Counsel, Inc.
                                                limit changes in the series' net asset value
                                                per share caused by interest rate changes
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series             High total return consistent with prudent          Phoenix Investment Counsel, Inc.
                                                investment risk
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           High total return consistent with reasonable       Phoenix Investment Counsel, Inc.
                                                risk                                                Subadvisor: Aberdeen Asset
                                                                                                    Management Inc.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                        INVESTMENT ADVISOR/SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series           Long-term capital growth                           Phoenix Variable Advisors, Inc.
                                                                                                    Subadvisor: Fred Alger
                                                                                                    Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate               Capital appreciation and income with               Duff & Phelps Investment
 Securities Series                              approximately equal emphasis                        Management Co.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth                           Phoenix Variable Advisors, Inc.
Aggressive Growth                                                                                   Subadvisor: Standard & Poor's
                                                                                                    Investment Advisory
                                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth with current income       Phoenix Variable Advisors, Inc.
Growth                                          as a secondary consideration                        Subadvisor: Standard & Poor's
                                                                                                    Investment Advisory Services,
                                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:    Current income with capital growth as a            Phoenix Variable Advisors, Inc.
Moderate                                        secondary consideration                             Subadvisor: Standard & Poor's
                                                                                                    Investment Advisory Services,
                                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth and current income        Phoenix Variable Advisors, Inc.
Moderate Growth                                 with a greater emphasis on capital growth           Subadvisor: Standard & Poor's
                                                                                                    Investment Advisory Services,
                                                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series  Long-term capital appreciation with current        Phoenix Variable Advisors, Inc.
                                                income as a secondary investment objective           Subadvisor: AllianceBernstein
                                                                                                     L.P.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value       Long-term capital appreciation by investing        Phoenix Variable Advisors, Inc.
Series                                          primarily in small-capitalization stocks that       Subadvisor: AllianceBernstein
                                                appear to be undervalued with current income        L.P.
                                                as a secondary investment obective
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series              Long-term capital appreciation with current        Phoenix Variable Advisors, Inc.
                                                income as a secondary consideration                 Subadvisor: Morgan Stanley
                                                                                                      Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series      High total return                                  Phoenix Variable Advisors, Inc.
                                                                                                    Subadvisor: Morgan Stanley
                                                                                                      Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)               Maximum real return consistent with prudent        Pacific Investment Management
Strategy Portfolio                              investment management                              Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                 Maximum real return, consistent preservation       Pacific Investment Management
                                                of real capital and prudent investment             Company LLC
                                                management
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                Maximum total return, consistent with              Pacific Investment Management
                                                preservation of capital and prudent                Company LLC
                                                investment management
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long    Investment results that either match or correlate  Rydex Global Advisors
Bond Fund (1,3)                                 to the performance of a specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund (1,3)            Investment results that either match or            Rydex Global Advisors
                                                correlate to the performance of a specific
                                                benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund (1,3)                                      Long-term capital appreciation                     Rydex Global Advisors
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund    Long-term capital appreciation                     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               Long-term capital growth                           Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (2,3)    High total return                                  Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                Long-term capital growth                           Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio      Capital appreciation and current income            Morgan Stanley Investment
                                                                                                   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                     Long-term growth of capital                        Columbia Wanger Asset Management,
                                                                                                   L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  Long-term growth of capital                        Columbia Wanger Asset Management,
                                                                                                   L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                   Long-term growth of capital                        Columbia Wanger Asset Management,
                                                                                                   L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   Long-term growth of capital                        Columbia Wanger Asset Management,
                                                                                                   L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                      UPON                    UPON
STATE                            PREMIUM PAYMENT          ANNUITIZATION          NONQUALIFIED          QUALIFIED
-----                            ---------------          -------------          ------------          ---------
California ....................                                X                    2.35%                0.50%
Maine..........................         X                                           2.00(1)
Nevada.........................                                X                    3.50
South Dakota...................         X                                           1.25(2)
West Virginia..................                                X                    1.00                 1.00
Wyoming........................                                X                    1.00
Commonwealth of Puerto Rico....                                X                    3.00(3)              3.00

NOTE: The above premium tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges-Taxes."

-----------------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------
    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                PHL Variable Insurance Company
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027


                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=============================================================================================================
From 4/17/01* to 12/31/01                                         $2.000         $1.752             153
From 1/1/02 to 12/31/02                                           $1.752         $1.304             765
From 1/1/03 to 12/31/03                                           $1.304         $1.662            1,782
From 1/1/04 to 12/31/04                                           $1.662         $1.744            2,298
From 1/1/05 to 12/31/05                                           $1.744         $1.868            2,409
From 1/1/06 to 12/31/06                                           $1.868         $1.954            2,468

AIM V.I. CORE EQUITY FUND - CLASS I
=============================================================================================================
From 4/21/06* to 12/31/06                                         $1.000         $1.084            1,755

AIM V.I. MID CAP CORE EQUITY - CLASS I
==============================================================================================================
From 12/3/04* to 12/31/04                                         $2.000         $1.610            1,839
From 1/1/05 to 12/31/05                                           $1.610         $1.076            1,810
From 1/1/06 to 12/31/06                                           $1.076         $1.178            1,254

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
=============================================================================================================
From 7/3/00* to 12/31/00                                          $2.000         $1.526             683
From 1/1/01 to 12/31/01                                           $1.526         $1.262            2,030
From 1/1/02 to 12/31/02                                           $1.262         $0.821            2,753
From 1/1/03 to 12/31/03                                           $0.821         $1.088            4,606
From 1/1/04 to 12/31/04                                           $1.088         $1.158            5,096
From 1/1/05 to 12/31/05                                           $1.158         $1.304            5,789
From 1/1/06 to 12/31/06                                           $1.304         $1.531            3,840

DWS EQUITY 500 INDEX FUND VIP - CLASS A
=============================================================================================================
From 11/9/01* to 12/31/01                                         $2.000         $2.107              26
From 1/1/02 to 12/31/02                                           $2.107         $1.625             556
From 1/1/03 to 12/31/03                                           $1.625         $2.050            3,407
From 1/1/04 to 12/31/04                                           $2.050         $2.231            4,305
From 1/1/05 to 12/31/05                                           $2.231         $2.298            4,360
From 1/1/06 to 12/31/06                                           $2.298         $2.612            2,650

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=============================================================================================================
From 8/2/00* to 12/31/00                                          $2.000         $2.109             152
From 1/1/01 to 12/31/01                                           $2.109         $2.221            1,848
From 1/1/02 to 12/31/02                                           $2.221         $2.383            6,595
From 1/1/03 to 12/31/03                                           $2.383         $2.400            8,691
From 1/1/04 to 12/31/04                                           $2.400         $2.447            8,978
From 1/1/05 to 12/31/05                                           $2.447         $2.457            9,096
From 1/1/06 to 12/31/06                                           $2.457         $2.518            9,168


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===========================================================================================================
From 9/5/00* to 12/31/00                                          $2.000         $1.820              64
From 1/1/01 to 12/31/01                                           $1.820         $1.815             629
From 1/1/02 to 12/31/02                                           $1.815         $1.811            2,374
From 1/1/03 to 12/31/03                                           $1.811         $2.178            5,643
From 1/1/04 to 12/31/04                                           $2.178         $2.367            4,676
From 1/1/05 to 12/31/05                                           $2.367         $2.391            2,521
From 1/1/06 to 12/31/06                                           $2.391         $2.608            2,515

FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=============================================================================================================
From 7/3/00* to 12/31/00                                          $2.000         $1.863             361
From 1/1/01 to 12/31/01                                           $1.863         $1.606            1,477
From 1/1/02 to 12/31/02                                           $1.606         $1.432            2,455
From 1/1/03 to 12/31/03                                           $1.432         $1.808            3,997
From 1/1/04 to 12/31/04                                           $1.808         $2.052            5,917
From 1/1/05 to 12/31/05                                           $2.052         $2.360            9,214
From 1/1/06 to 12/31/06                                           $2.360         $2.591            8,481

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=============================================================================================================
From 7/10/00* to 12/31/00                                         $2.000         $1.681             124
From 1/1/01 to 12/31/01                                           $1.681         $1.415             722
From 1/1/02 to 12/31/02                                           $1.415         $1.087            1,089
From 1/1/03 to 12/31/03                                           $1.087         $1.387            1,178
From 1/1/04 to 12/31/04                                           $1.387         $1.461            1,223
From 1/1/05 to 12/31/05                                           $1.461         $1.565            1,447
From 1/1/06 to 12/31/06                                           $1.565         $1.622            1,920

FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=============================================================================================================
From 7/3/00* to 12/31/00                                          $2.000         $1.667             512
From 1/1/01 to 12/31/01                                           $1.667         $1.349            2,023
From 1/1/02 to 12/31/02                                           $1.349         $0.927            3,289
From 1/1/03 to 12/31/03                                           $0.927         $1.211            4,750
From 1/1/04 to 12/31/04                                           $1.211         $1.230            5,435
From 1/1/05 to 12/31/05                                           $1.230         $1.279            4,442
From 1/1/06 to 12/31/06                                           $1.279         $1.344            3,573

FRANKLIN INCOME SECURITIES FUND - CLASS 2
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $1.108            1,630

LAZARD RETIREMENT SMALL CAP PORTFOLIO
=============================================================================================================
From 4/29/05* to 12/31/05                                         $9.790         $1.090            1,479
From 1/1/06 to 12/31/06                                           $1.090         $1.245             995

LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=============================================================================================================
From 4/27/05* to 12/31/05                                         $0.983         $1.019            4,648
From 1/1/06 to 12/31/06                                           $1.019         $1.096            4,565

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=============================================================================================================
From 4/13/05* to 12/31/05                                         $0.992         $1.046           10,123
From 1/1/06 to 12/31/06                                           $1.046         $1.207           10,641


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=============================================================================================================
From 4/15/05* to 12/31/05                                         $0.954         $1.079            3,939
From 1/1/06 to 12/31/06                                           $1.079         $1.192            3,219

MUTUAL SHARES SECURITIES FUND - CLASS 2
=============================================================================================================
From 9/15/00* to 12/31/00                                         $2.000         $2.074              21
From 1/1/01 to 12/31/01                                           $2.074         $2.185             406
From 1/1/02 to 12/31/02                                           $2.185         $1.896            1,316
From 1/1/03 to 12/31/03                                           $1.896         $2.335            2,396
From 1/1/04 to 12/31/04                                           $2.335         $2.587            3,156
From 1/1/05 to 12/31/05                                           $2.587         $2.815            4,046
From 1/1/06 to 12/31/06                                           $2.815         $3.279            4,227

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO - S CLASS
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $0.962             0.1

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $1.054              81

OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $1.014              82

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $1.061             201

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $0.996             118

PHOENIX CAPITAL GROWTH SERIES
=============================================================================================================
From 6/22/00* to 12/31/00                                         $2.000         $1.611            2,531
From 1/1/01 to 12/31/01                                           $1.611         $1.037            5,151
From 1/1/02 to 12/31/02                                           $1.037         $0.767            6,429
From 1/1/03 to 12/31/03                                           $0.767         $0.955            6,944
From 1/1/04 to 12/31/04                                           $0.955         $0.986            6,679
From 1/1/05 to 12/31/05                                           $0.986         $1.007            5,321
From 1/1/06 to 12/31/06                                           $1.007         $1.022           10,051

PHOENIX GROWTH AND INCOME SERIES
=============================================================================================================
From 6/23/00* to 12/31/00                                         $2.000         $1.855             637
From 1/1/01 to 12/31/01                                           $1.855         $1.676            2,572
From 1/1/02 to 12/31/02                                           $1.676         $1.278            3,595
From 1/1/03 to 12/31/03                                           $1.278         $1.603            4,998
From 1/1/04 to 12/31/04                                           $1.603         $1.745            7,382
From 1/1/05 to 12/31/05                                           $1.745         $1.797            6,535
From 1/1/06 to 12/31/06                                           $1.797         $2.073            6,939


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
PHOENIX MID-CAP GROWTH SERIES
=============================================================================================================
From 7/11/00* to 12/31/00                                         $2.000         $1.784            1,337
From 1/1/01 to 12/31/01                                           $1.784         $1.312            3,429
From 1/1/02 to 12/31/02                                           $1.312         $0.871            4,041
From 1/1/03 to 12/31/03                                           $0.871         $1.104            4,598
From 1/1/04 to 12/31/04                                           $1.104         $1.160            3,893
From 1/1/05 to 12/31/05                                           $1.160         $1.189            3,152
From 1/1/06 to 12/31/06                                           $1.189         $1.218            4,501

PHOENIX MONEY MARKET SERIES
=============================================================================================================
From 7/3/00* to 12/31/00                                          $2.000         $2.045             974
From 1/1/01 to 12/31/01                                           $2.045         $2.089           14,274
From 1/1/02 to 12/31/02                                           $2.089         $2.085           11,227
From 1/1/03 to 12/31/03                                           $2.085         $2.066            3,120
From 1/1/04 to 12/31/04                                           $2.066         $2.049            3,390
From 1/1/05 to 12/31/05                                           $2.049         $2.068            3,833
From 1/1/06 to 12/31/06                                           $2.068         $2.125            5,248

PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=============================================================================================================
From 7/3/00* to 12/30/00                                          $2.000         $2.064             332
From 1/1/01 to 12/31/01                                           $2.064         $2.154            1,627
From 1/1/02 to 12/31/02                                           $2.154         $2.331            3,287
From 1/1/03 to 12/31/03                                           $2.331         $2.630            5,205
From 1/1/04 to 12/31/04                                           $2.630         $2.764            8,234
From 1/1/05 to 12/31/05                                           $2.764         $2.768            8,273
From 1/1/06 to 12/31/06                                           $2.768         $2.911            7,874

PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=============================================================================================================
From 6/4/03* to 12/31/03                                          $2.000         $1.020            2,129
From 1/1/04 to 12/31/04                                           $1.020         $1.057            7,651
From 1/1/05 to 12/31/05                                           $1.057         $1.055            9,593
From 1/1/06 to 12/31/06                                           $1.055         $1.097            8,569

PHOENIX STRATEGIC ALLOCATION SERIES
=============================================================================================================
From 6/22/00* to 12/31/00                                         $2.000         $1.977             161
From 1/1/01 to 12/31/01                                           $1.977         $1.982             962
From 1/1/02 to 12/31/02                                           $1.982         $1.724            4,906
From 1/1/03 to 12/31/03                                           $1.724         $2.034            5,668
From 1/1/04 to 12/31/04                                           $2.034         $2.151            5,886
From 1/1/05 to 12/31/05                                           $2.151         $2.154            4,938
From 1/1/06 to 12/31/06                                           $2.154         $2.389            4,198

PHOENIX-ABERDEEN INTERNATIONAL SERIES
=============================================================================================================
From 7/11/00* to 12/31/00                                         $2.000         $1.699             596
From 1/1/01 to 12/31/01                                           $1.699         $1.269            1,827
From 1/1/02 to 12/31/02                                           $1.269         $1.064            2,140
From 1/1/03 to 12/31/03                                           $1.064         $1.381            3,184
From 1/1/04 to 12/31/04                                           $1.381         $1.641            5,606
From 1/1/05 to 12/31/05                                           $1.641         $1.915            6,080
From 1/1/06 to 12/31/06                                           $1.915         $2.400            9,851


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=============================================================================================================
From 9/12/02* to 12/31/02                                         $2.000         $2.004              15
From 1/1/03 to 12/31/03                                           $2.004         $3.025             571
From 1/1/04 to 12/31/04                                           $3.025         $3.040             719
From 1/1/05 to 12/31/05                                           $3.040         $3.460             577
From 1/1/06 to 12/31/06                                           $3.460         $4.067            1,982

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=============================================================================================================
From 6/23/00* to 12/31/00                                         $2.000         $2.283             160
From 1/1/01 to 12/31/01                                           $2.283         $2.395             647
From 1/1/02 to 12/31/02                                           $2.395         $2.642            3,780
From 1/1/03 to 12/31/03                                           $2.642         $3.594            3,245
From 1/1/04 to 12/31/04                                           $3.594         $4.763            3,662
From 1/1/05 to 12/31/05                                           $4.763         $5.395            3,273
From 1/1/06 to 12/31/06                                           $5.395         $7.277            3,405

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
=============================================================================================================
From 2/3/06* to 12/31/06                                          $1.000         $1.110              94

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
=============================================================================================================
From 2/3/06* to 12/31/06                                          $1.000         $1.084             891

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
=============================================================================================================
From 2/3/06* to 12/31/06                                          $1.000         $1.042            1,015

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
=============================================================================================================
From 2/3/06* to 12/31/06                                          $1.000         $1.072            1,709

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=============================================================================================================
From 8/2/00* to 12/31/00                                          $2.000         $2.273             164
From 1/1/01 to 12/31/01                                           $2.273         $2.750            1,281
From 1/1/02 to 12/31/02                                           $2.750         $2.475            2,538
From 1/1/03 to 12/31/03                                           $2.475         $3.433            3,038
From 1/1/04 to 12/31/04                                           $3.433         $4.068            3,813
From 1/1/05 to 12/31/05                                           $4.068         $4.312            3,522
From 1/1/06 to 12/31/06                                           $4.312         $4.876            3,079

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=============================================================================================================
From 2/2/01* to 12/31/01                                          $2.000         $2.218             637
From 1/1/02 to 12/31/02                                           $2.218         $1.996            1,798
From 1/1/03 to 12/31/03                                           $1.996         $2.826            2,366
From 1/1/04 to 12/31/04                                           $2.826         $3.412            2,596
From 1/1/05 to 12/31/05                                           $3.412         $3.608            2,137
From 1/1/06 to 12/31/06                                           $3.608         $4.145            1,928


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
=============================================================================================================
From 8/2/00* to 12/31/00                                          $2.000         $2.359             613
From 1/1/01 to 12/31/01                                           $2.359         $1.904            3,825
From 1/1/02 to 12/31/02                                           $1.904         $1.462            5,149
From 1/1/03 to 12/31/03                                           $1.462         $1.783            6,008
From 1/1/04 to 12/31/04                                           $1.783         $1.981            7,829
From 1/1/05 to 12/31/05                                           $1.981         $2.055            6,054
From 1/1/06 to 12/31/06                                           $2.055         $2.445            5,115

PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
=============================================================================================================
From 6/23/00* to 12/31/00                                         $2.000         $1.804             139
From 1/1/01 to 12/31/01                                           $1.804         $1.564            1,073
From 1/1/02 to 12/31/02                                           $1.564         $1.174            1,262
From 1/1/03 to 12/31/03                                           $1.174         $1.459            1,320
From 1/1/04 to 12/31/04                                           $1.459         $1.576            1,284
From 1/1/05 to 12/31/05                                           $1.576         $1.609             963
From 1/1/06 to 12/31/06                                           $1.609         $1.808            3,581

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY
   PORTFOLIO - ADVISOR CLASS
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $0.950              56

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $1.013              35

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
=============================================================================================================
From 4/28/06* to 12/31/06                                         $1.000         $1.031            1,794

RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
=============================================================================================================
From 6/5/03* to 12/31/03                                          $2.000         $1.049             660
From 1/1/04 to 12/31/04                                           $1.049         $0.923            1,313
From 1/1/05 to 12/31/05                                           $0.923         $0.860             882
From 1/1/06 to 12/31/06                                           $0.860         $0.915             612

RYDEX VARIABLE TRUST NOVA FUND
=============================================================================================================
From 6/4/03* to 12/31/03                                          $2.000         $1.213            1,327
From 1/1/04 to 12/31/04                                           $1.213         $1.368            1,515
From 1/1/05 to 12/31/05                                           $1.368         $1.399            1,560
From 1/1/06 to 12/31/06                                           $1.399         $1.643             617

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=============================================================================================================
From 6/5/03* to 12/31/03                                          $2.000         $1.150             487
From 1/1/04 to 12/31/04                                           $1.150         $1.253             761
From 1/1/05 to 12/31/05                                           $1.253         $1.403            1,024
From 1/1/06 to 12/31/06                                           $1.403         $1.537             950


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=============================================================================================================
From 8/22/00* to 12/31/00                                         $2.000         $1.656              95
From 1/1/01 to 12/31/01                                           $1.656         $1.497             151
From 1/1/02 to 12/31/02                                           $1.497         $1.471              94
From 1/1/03 to 12/31/03                                           $1.471         $2.215              75
From 1/1/04 to 12/31/04                                           $2.215         $2.718              66
From 1/1/05 to 12/31/05                                           $2.718         $3.408              53
From 1/1/06 to 12/31/06                                           $3.408         $4.296             111

TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=============================================================================================================
From 7/3/00* to 12/31/00                                          $2.000         $1.915             180
From 1/1/01 to 12/31/01                                           $1.915         $1.583             803
From 1/1/02 to 12/31/02                                           $1.583         $1.268            1,313
From 1/1/03 to 12/31/03                                           $1.268         $1.650            2,099
From 1/1/04 to 12/31/04                                           $1.650         $1.924            3,054
From 1/1/05 to 12/31/05                                           $1.924         $2.086            3,019
From 1/1/06 to 12/31/06                                           $2.086         $2.493            3,183

TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
=============================================================================================================
From 9/5/00* to 12/31/00                                          $2.000         $1.928              27
From 1/1/01 to 12/31/01                                           $1.928         $1.709             122
From 1/1/02 to 12/31/02                                           $1.709         $1.607             107
From 1/1/03 to 12/31/03                                           $1.607         $2.087              88
From 1/1/04 to 12/31/04                                           $2.087         $2.377              81
From 1/1/05 to 12/31/05                                           $2.377         $2.422              35
From 1/1/06 to 12/31/06                                           $2.422         $2.886              34

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=============================================================================================================
From 7/11/00* to 12/31/00                                         $2.000         $2.007              42
From 1/1/01 to 12/31/01                                           $2.007         $1.949             412
From 1/1/02 to 12/31/02                                           $1.949         $1.563             862
From 1/1/03 to 12/31/03                                           $1.563         $2.032            2,349
From 1/1/04 to 12/31/04                                           $2.032         $2.321            2,758
From 1/1/05 to 12/31/05                                           $2.321         $2.486            3,247
From 1/1/06 to 12/31/06                                           $2.486         $2.980            3,195

WANGER INTERNATIONAL SELECT
=============================================================================================================
From 7/12/00* to 12/31/00                                         $2.000         $1.784             434
From 1/1/01 to 12/31/01                                           $1.784         $1.288             681
From 1/1/02 to 12/31/02                                           $1.288         $1.073             955
From 1/1/03 to 12/31/03                                           $1.073         $1.492            2,080
From 1/1/04 to 12/31/04                                           $1.492         $1.825            2,146
From 1/1/05 to 12/31/05                                           $1.825         $2.091            1,384
From 1/1/06 to 12/31/06                                           $2.091         $2.799            2,187


* Data subaccount began operations.

                                                                SUBACCOUNT     SUBACCOUNT        UNITS
                                                                UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                BEGINNING         END         END OF PERIOD
                             SUBACCOUNT                         OF PERIOD      OF PERIOD      (THOUSANDS)
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
=============================================================================================================
From 6/23/00* to 12/31/00                                         $2.000          $1.478            683
From 1/1/01 to 12/31/01                                           $1.478          $1.147           1,697
From 1/1/02 to 12/31/02                                           $1.147          $0.972           2,240
From 1/1/03 to 12/31/03                                           $0.972          $1.424           4,794
From 1/1/04 to 12/31/04                                           $1.424          $1.826           5,621
From 1/1/05 to 12/31/05                                           $1.826          $2.183           5,767
From 1/1/06 to 12/31/06                                           $2.183          $2.947           5,313

WANGER SELECT
=============================================================================================================
From 7/25/00* to 12/31/00                                         $2.000          $2.051            100
From 1/1/01 to 12/31/01                                           $2.051          $2.201            545
From 1/1/02 to 12/31/02                                           $2.201          $2.001            606
From 1/1/03 to 12/31/03                                           $2.001          $2.574           1,174
From 1/1/04 to 12/31/04                                           $2.574          $3.022           1,984
From 1/1/05 to 12/31/05                                           $3.022          $3.285           1,481
From 1/1/06 to 12/31/06                                           $3.285          $3.870           1,596

WANGER U.S. SMALLER COMPANIES
=============================================================================================================
From 6/23/00* to 12/31/00                                         $2.000          $2.162            334
From 1/1/01 to 12/31/01                                           $2.162          $2.370           1,905
From 1/1/02 to 12/31/02                                           $2.370          $1.940           3,170
From 1/1/03 to 12/31/03                                           $1.940          $2.734           4,116
From 1/1/04 to 12/31/04                                           $2.734          $3.183           4,733
From 1/1/05 to 12/31/05                                           $3.183          $3.485           4,561
From 1/1/06 to 12/31/06                                           $3.485          $3.699           3,657


* Data subaccount began operations.

APPENDIX E - PREVIOUSLY OFFERED OPTIONAL BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB") - PRIOR TO JULY 18, 2005:
    If you purchased your GMIB prior to July 18, 2005, the following provisions differ from the current version:

GUARANTEED ANNUITIZATION VALUE
    The calculation of the Guaranteed Annuitization Value is based on the older annuitant's 85th birthday.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contract Value as a result of the withdrawal.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - VERSION I - PRIOR TO JANUARY 16, 2007
    Version I, issued prior to January 16, 2007, provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

    Version I offers four options: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2 - Spousal Continuation ("Lifetime GMWB for 2"). GMWB 5 and GMWB 7 are non- lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. Version I guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.

    You elect one option of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. Version I cannot be terminated except as described below.

    This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

    For the GMWB 5 and GMWB 7 options, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

    For the Lifetime GMWB option, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

    For the Lifetime GMWB for 2 option, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.

BENEFIT AMOUNT
    The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.

    The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

    The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

WITHDRAWAL LIMIT
    The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    If the sum of all withdrawals in any given rider does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 16, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:
    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

    (A) = Withdrawal Limit Percentage;

    (B) = Benefit Amount Percentage multiplied by the premium payment; and

    (C) = current Withdrawal Limit.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 16, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:
    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

OPTIONAL RESET
    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

    If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.

    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider. At that time, you will be given the opportunity to change to a different version of the GMWB if you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.

    As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

CONTRACT VALUE REDUCED TO ZERO
    If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

    The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

    A = the Benefit Amount on the date the Contract Value is reduced to zero;
        and

    B = the amount of the Benefit Payment.

    The Benefit Payment Duration may be zero, if (A) above is equal to zero.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 16, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:
    You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 16, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:
> We will set the Maturity Date equal to the date the Contract Value is reduced to zero.

> If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

> If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.

> If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

> If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB joint Life with Period Certain Payment Option described below.

GMWB ANNUITY PAYMENT OPTIONS
    This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 16, 2005 in states where the rider has been approved.

    GMWB SPECIFIED PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

    GMWB LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

    GMWB JOINT LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

BENEFIT TERMINATION
    This benefit will terminate without value on the occurrence of any of the following events:

>   the change of ownership of the contract for any reason; or

> the commencement of annuity payments under an Annuity Payment Option as described in the contract; or

>   termination of the contract to which this benefit is attached; or

>   the election of the Optional Reset, if available; or

>   the surrender of the contract; or

> the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or

> any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or

> if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit Amount have been reduced to zero; or

> if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or

> if you have Lifetime GMWB for 2, when the Contract Value and Benefit Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.

                                     PART B

                             PHOENIX PREMIUM EDGE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2007

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE

PHL Variable Insurance Company..........................................       2

Underwriter.............................................................       2


Services................................................................       2

Performance History.....................................................       2

Calculation of Yield and Return.........................................       7

Calculation of Annuity Payments ........................................       8

Experts ................................................................       9


Separate Account Financial Statements...................................    SA-1

Company Financial Statements............................................     F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


SERVICES
--------------------------------------------------------------------------------
SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------

                  2004                               $2.2 Million
-----------------------------------------------------------------------------
                  2005                               $1.9 Million
-----------------------------------------------------------------------------
                  2006                               $1.5 Million
-----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                   2004                                  $98,275
-----------------------------------------------------------------------------
                   2005                                  $86,000
-----------------------------------------------------------------------------
                   2006                                 $101,000
-----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotation will be blank.


                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006--
                                               DEATH BENEFIT OPTION 1 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SINCE
                   SUBACCOUNT                               INCEPTION DATE       1 YEAR       5 YEARS      10 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                           3/30/2001          2.20%         2.10%                    1.25%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                                    4/21/2006                                                 6.25%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity                                 12/1/2004          7.30%                                  7.38%
------------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                     6/5/2000         15.59%         3.92%                   -3.95%
------------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                                    10/29/2001         11.73%         4.20%                    5.50%
------------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II             7/15/1999         -0.04%         2.47%                    3.85%
------------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II - Primary Shares          7/15/1999          6.85%         7.67%                    3.38%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio                          6/5/2000          7.66%        10.29%                    4.26%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio                   6/5/2000          1.17%         2.70%                   -2.89%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                 6/5/2000          2.64%        -0.30%                   -5.47%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio                 1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                              4/28/2006                                                 8.80%
------------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small-Cap Portfolio                        4/25/2005         12.29%                                 12.40%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio                         4/20/2005          5.33%                                  5.27%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio                      4/20/2005         13.54%                                 13.21%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio                          4/20/2005          8.33%                                 13.32%
------------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                 5/1/2000         14.68%         8.65%                    8.97%
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio                      4/28/2006                                                -6.29%
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio                      4/28/2006                                                 3.08%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                     4/28/2006                                                -1.10%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA                        4/28/2006                                                 3.85%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA                    4/28/2006                                                -2.94%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                                12/7/1994         -0.99%        -0.50%        0.41%       3.32%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series                              3/2/1998         13.44%         4.34%                    4.44%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                                 3/2/1998         -0.04%        -1.68%                    3.68%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                                  12/7/1994          0.25%         0.15%        2.25%       2.49%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series                     12/7/1994          2.76%         6.31%        5.14%       6.79%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series                   6/2/2003          1.59%                                  2.26%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series                          12/7/1994          8.80%         3.79%        6.81%       7.64%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                        12/7/1994         23.98%        13.97%        8.02%       8.47%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series                        8/12/2002         15.79%                                 18.08%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         33.99%        25.61%       15.20%      17.06%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Aggressive Growth                                             2/3/2006                                                 8.98%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series: Growth           2/3/2006                                                 6.25%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate                                                      2/3/2006                                                 1.82%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate Growth                                               2/3/2006                                                 5.01%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.10%        12.47%                    8.10%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000         12.99%        13.69%                   14.83%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series                            3/2/1998         17.28%         5.17%                    7.44%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series                   7/14/1997         10.37%         2.88%                    4.01%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio         4/28/2006                                                -7.46%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                              4/28/2006                                                -1.23%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio                             4/28/2006                                                 0.67%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long Bond Fund        6/2/2003          4.06%                                 -2.95%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                                6/2/2003         15.60%                                 15.11%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund                     6/2/2003          7.45%                                 12.91%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                  5/1/1997         24.71%        24.15%                    3.58%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                             5/1/1997         17.85%         9.75%                    6.52%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund                        5/1/1997         17.50%        11.35%                    7.97%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                              5/1/2000         18.22%         9.07%                    7.13%
------------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio                   4/28/2006                                                 4.78%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                                   2/1/1999         32.89%        17.28%                   14.17%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                5/1/1995         34.09%        21.38%       13.84%      17.13%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                                 2/1/1999         16.05%        12.27%                   13.83%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                 5/1/1995          3.82%         9.54%       10.49%      13.78%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006--
                                                DEATH BENEFIT OPTION 2 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            SINCE
                   SUBACCOUNT                              INCEPTION DATE        1 YEAR       5 YEARS      10 YEARS       INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                           3/30/2001          1.22%         1.91%                       1.08%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                                    4/21/2006                                                    5.23%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity                                 12/1/2004          6.28%                                     6.88%
------------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                     6/5/2000         14.49%         3.72%                      -4.09%
------------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                                    10/29/2001         10.66%         4.00%                       5.30%
------------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II             7/15/1999         -0.99%         2.27%                       3.72%
------------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II - Primary Shares          7/15/1999          5.83%         7.46%                       3.25%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio                          6/5/2000          6.64%        10.08%                       4.11%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio                   6/5/2000          0.20%         2.50%                      -3.03%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                 6/5/2000          1.67%        -0.49%                      -5.61%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio                 1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                              4/28/2006                                                    7.77%
------------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small-Cap Portfolio                        4/25/2005         11.22%                                    11.76%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio                         4/20/2005          4.32%                                     4.68%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio                      4/20/2005         12.46%                                    12.57%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio                          4/20/2005          7.29%                                    12.68%
------------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                 5/1/2000         13.59%         8.44%                       8.81%
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio                      4/28/2006                                                   -7.18%
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio                      4/28/2006                                                    2.09%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                     4/28/2006                                                   -2.04%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA                        4/28/2006                                                    2.86%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA                    4/28/2006                                                   -3.87%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                                12/7/1994         -1.93%        -0.69%        0.32%          3.24%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series                              3/2/1998         12.36%         4.14%                       4.33%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                                 3/2/1998         -1.00%        -1.87%                       3.57%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                                  12/7/1994         -0.71%        -0.05%        2.15%          2.40%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series                     12/7/1994          1.78%         6.10%        5.04%          6.70%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series                   6/2/2003          0.62%                                     1.98%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series                          12/7/1994          7.76%         3.59%        6.71%          7.56%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                        12/7/1994         22.79%        13.75%        7.92%          8.38%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series                        8/12/2002         14.68%                                    17.82%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         32.71%        25.37%       15.09%         16.96%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Aggressive Growth                                             2/3/2006                                                    7.94%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Growth                                                        2/3/2006                                                    5.24%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate                                                      2/3/2006                                                    0.85%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate Growth                                               2/3/2006                                                    4.01%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         10.04%        12.26%                       7.98%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000         11.92%        13.48%                      14.65%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series                            3/2/1998         16.17%         4.97%                       7.33%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series                   7/14/1997          9.32%         2.68%                       3.91%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio         4/28/2006                                                   -8.34%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                              4/28/2006                                                   -2.17%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio                             4/28/2006                                                   -0.29%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long Bond Fund        6/2/2003          3.07%                                    -3.21%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                                6/2/2003         14.50%                                    14.80%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund                     6/2/2003          6.43%                                    12.61%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                  5/1/1997         23.52%        23.91%                       3.48%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                             5/1/1997         16.72%         9.54%                       6.41%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund                        5/1/1997         16.38%        11.14%                       7.86%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                              5/1/2000         17.10%         8.86%                       6.98%
------------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio                   4/28/2006                                                    3.78%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                                   2/1/1999         31.62%        17.05%                      14.03%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                5/1/1995         32.81%        21.15%       13.73%         17.03%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                                 2/1/1999         14.94%        12.06%                      13.69%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                 5/1/1995          2.83%         9.33%       10.38%         13.69%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                               NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                                   1997    1998     1999    2000     2001    2002     2003    2004    2005    2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                11.70%  17.41%   42.32% -12.32%  -24.51% -25.57%   27.45%   4.92%   7.10%    4.61%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                         23.73%  25.66%   32.12% -15.91%  -24.07% -16.92%   22.45%   7.24%   3.65%   14.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                          -12.51%   25.30%  12.01%   5.90%    9.47%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         17.78%  55.33%   75.24% -26.03%  -17.29% -34.97%   32.57%   6.46%  12.62%   17.36%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  26.67%   18.48% -10.67%  -13.60% -23.56%   26.11%   8.82%   3.01%   13.68%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   6.86%   5.95%   -2.17%   9.23%    5.31%   7.30%    0.73%   1.95%   0.40%    2.48%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                                    12.03%   1.07%    0.69% -10.47%   -0.24%  -0.23%   20.26%   8.69%   1.02%    9.04%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                      27.88%   22.18%  -8.19%  -13.78% -10.88%   26.30%  13.49%  14.99%    9.81%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio               22.53%    2.53% -18.48%  -15.82% -23.17%   27.59%   5.35%   7.13%    3.62%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             37.17%   35.11% -12.48%  -19.05% -31.32%   30.66%   1.61%   3.99%    5.03%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                         6.57%   8.45%    3.39%   2.66%   0.46%    2.65%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                            17.54%   -0.85%  -2.19%   29.63%  12.04%   0.00%   16.36%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                     -4.75%    3.46%  19.13%   16.74% -18.98%   35.04%  13.06%   2.34%   14.22%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                         6.21%   16.13%   6.17%  -0.30%    7.59%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio           22.68%  11.09%   14.89%  13.95%   -8.21% -19.34%   28.93%  10.86%   1.60%   15.41%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                        50.03%    6.33% -11.22%   22.78%  22.07%   6.50%   10.44%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                     15.58%  -1.77%   11.78%  11.47%    5.33% -13.22%   23.15%  10.83%   8.79%   16.49%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                              23.08%  10.10%   1.27%    3.58%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                              29.31%  13.71%   6.44%   11.22%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                   -28.25%   28.61%   4.92%   3.20%    5.97%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                              -13.58% -23.60%   40.60%  16.99%  12.25%   15.50%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                  -17.26%   41.96%  17.28%   7.98%   12.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     19.17%  27.96%   27.63% -19.09%  -35.64% -26.02%   24.47%   3.29%   2.06%    1.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   15.16%  -8.09%   -9.64% -23.75%   25.43%   8.71%   3.13%   15.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      43.34%  11.95%  -26.49% -33.58%   26.77%   5.01%   2.52%    2.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                        3.52%   3.43%    3.16%   4.34%    2.16%  -0.20%   -0.93%  -0.82%   0.94%    2.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series           9.33%  -5.67%    3.78%   4.79%    4.39%   8.24%   12.74%   5.13%   0.16%    5.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   3.65%  -0.25%    4.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               18.83%  18.88%    9.50%  -1.01%    0.23% -12.99%   17.96%   5.74%   0.17%   10.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             10.27%  25.91%   27.46% -17.15%  -25.27% -16.17%   29.76%  18.85%  16.68%   25.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                50.93%   0.49%  13.80%   17.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                 20.13% -22.46%    3.12%  28.73%    4.91%  10.29%   36.06%  32.54%  13.26%   34.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series
Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                    -11.71%  15.06%   21.02% -10.01%   38.72%  18.48%   6.01%   13.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                    13.90% -10.00%   41.56%  20.71%   5.75%   14.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                 22.37%  30.10%  -19.28% -23.18%   21.89%  11.11%   3.75%   18.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                29.60%   16.95% -12.88%  -13.32% -24.91%   24.21%   8.08%   2.04%   12.39%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond Fund                                                                                   -12.09%  -6.75%    6.38%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            28.00%   21.31% -21.56%  -24.80% -36.75%   36.97%  12.79%   2.31%   17.37%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                            27.83%   8.94%  11.90%    9.61%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     -30.51% -22.30%   50.88% -33.12%   -9.56%  -1.74%   50.55%  22.72%  25.40%   26.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 11.86%   7.31%   21.30%  -3.91%  -17.35% -19.87%   30.10%  16.63%   8.41%   19.51%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            13.46%   4.42%   20.61%  -1.53%  -11.39%  -5.92%   29.84%  13.87%   1.90%   19.18%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  11.42%   6.98%   18.92%  -0.13%   -2.89% -19.79%   30.02%  14.17%   7.13%   19.87%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                    9.75%   5.68%   10.79%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                -3.14%  -27.80% -16.65%   38.98%  22.35%  14.57%   33.83%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                    -3.03%  14.49%  122.93% -29.00%  -22.54% -15.21%   46.49%  28.19%  19.59%   34.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                               7.73%    7.34%  -9.10%   28.64%  17.40%   8.73%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                     27.38%   6.97%   23.10%  -9.62%    9.60% -18.14%   40.93%  16.44%   9.48%    6.15%
------------------------------------------------------------------------------------------------------------------------------------

      Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

                       THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                                               NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                                   1997    1998     1999    2000     2001    2002     2003    2004    2005    2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                11.70%  17.41%   42.32% -12.32%  -24.51% -25.57%   27.45%   4.92%   7.10%    4.61%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                         23.73%  25.66%   32.12% -15.91%  -24.07% -16.92%   22.45%   7.24%   3.65%   14.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                          -12.51%   25.30%  12.01%   5.90%    9.47%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         17.78%  55.33%   75.24% -26.03%  -17.29% -34.97%   32.57%   6.46%  12.62%   17.36%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  26.67%   18.48% -10.67%  -13.60% -23.56%   26.11%   8.82%   3.01%   13.68%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   6.86%   5.95%   -2.17%   9.23%    5.31%   7.30%    0.73%   1.95%   0.40%    2.48%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
Primary Shares                                    12.03%   1.07%    0.69% -10.47%   -0.24%  -0.23%   20.26%   8.69%   1.02%    9.04%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                      27.88%   22.18%  -8.19%  -13.78% -10.88%   26.30%  13.49%  14.99%    9.81%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio               22.53%    2.53% -18.48%  -15.82% -23.17%   27.59%   5.35%   7.13%    3.62%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             37.17%   35.11% -12.48%  -19.05% -31.32%   30.66%   1.61%   3.99%    5.03%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                         6.57%   8.45%    3.39%   2.66%   0.46%    2.65%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                            17.54%   -0.85%  -2.19%   29.63%  12.04%   0.00%   16.36%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                     -4.75%    3.46%  19.13%   16.74% -18.98%   35.04%  13.06%   2.34%   14.22%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                         6.21%   16.13%   6.17%  -0.30%    7.59%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio           22.68%  11.09%   14.89%  13.95%   -8.21% -19.34%   28.93%  10.86%   1.60%   15.41%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                        50.03%    6.33% -11.22%   22.78%  22.07%   6.50%   10.44%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                     15.58%  -1.77%   11.78%  11.47%    5.33% -13.22%   23.15%  10.83%   8.79%   16.49%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                              23.08%  10.10%   1.27%    3.58%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                              29.31%  13.71%   6.44%   11.22%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                   -28.25%   28.61%   4.92%   3.20%    5.97%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                              -13.58% -23.60%   40.60%  16.99%  12.25%   15.50%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                  -17.26%   41.96%  17.28%   7.98%   12.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     19.17%  27.96%   27.63% -19.09%  -35.64% -26.02%   24.47%   3.29%   2.06%    1.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   15.16%  -8.09%   -9.64% -23.75%   25.43%   8.71%   3.13%   15.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      43.34%  11.95%  -26.49% -33.58%   26.77%   5.01%   2.52%    2.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                        3.52%   3.43%    3.16%   4.34%    2.16%  -0.20%   -0.93%  -0.82%   0.94%    2.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series           9.33%  -5.67%    3.78%   4.79%    4.39%   8.24%   12.74%   5.13%   0.16%    5.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   3.65%  -0.25%    4.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               18.83%  18.88%    9.50%  -1.01%    0.23% -12.99%   17.96%   5.74%   0.17%   10.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             10.27%  25.91%   27.46% -17.15%  -25.27% -16.17%   29.76%  18.85%  16.68%   25.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                50.93%   0.49%  13.80%   17.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                 20.13% -22.46%    3.12%  28.73%    4.91%  10.29%   36.06%  32.54%  13.26%   34.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                    -11.71%  15.06%   21.02% -10.01%   38.72%  18.48%   6.01%   13.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                    13.90% -10.00%   41.56%  20.71%   5.75%   14.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                 22.37%  30.10%  -19.28% -23.18%   21.89%  11.11%   3.75%   18.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                29.60%   16.95% -12.88%  -13.32% -24.91%   24.21%   8.08%   2.04%   12.39%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
Government Long Bond Fund                                                                                   -12.09%  -6.75%    6.38%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            28.00%   21.31% -21.56%  -24.80% -36.75%   36.97%  12.79%   2.31%   17.37%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                            27.83%   8.94%  11.90%    9.61%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     -30.51% -22.30%   50.88% -33.12%   -9.56%  -1.74%   50.55%  22.72%  25.40%   26.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 11.86%   7.31%   21.30%  -3.91%  -17.35% -19.87%   30.10%  16.63%   8.41%   19.51%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            13.46%   4.42%   20.61%  -1.53%  -11.39%  -5.92%   29.84%  13.87%   1.90%   19.18%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  11.42%   6.98%   18.92%  -0.13%   -2.89% -19.79%   30.02%  14.17%   7.13%   19.87%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                    9.75%   5.68%   10.79%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                -3.14%  -27.80% -16.65%   38.98%  22.35%  14.57%   33.83%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                    -3.03%  14.49%  122.93% -29.00%  -22.54% -15.21%   46.49%  28.19%  19.59%   34.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                               7.73%    7.34%  -9.10%   28.64%  17.40%   8.73%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                     27.38%   6.97%   23.10%  -9.62%    9.60% -18.14%   40.93%  16.44%   9.48%    6.15%
------------------------------------------------------------------------------------------------------------------------------------

      Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

                         THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.475% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


    The following examples of return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 29, 2006:

DEATH BENEFIT OPTION 1AND 2 CONTRACTS:
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:...............  1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:......................  1.000566
Calculation:
   Ending account value..........................  1.000566
   Less beginning account value..................  1.000000
   Net change in account value...................  0.000566
Base period return:
   (Net adjusted change/beginning account value).  0.000566
Current yield = return x (365/7) =...............     2.95%
Effective yield = [(1 + return)(365/7)] -1 =.....     2.99%



    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) we assume a hypothetical $1,000 initial investment in the subaccount;

(2) we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

   II      =    a hypothetical initial payment of $1,000

   R       =    average annual total return for the period

   n       =    number of years in the period

   ERV     =    ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the Guaranteed Interest Account and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Michele Drummey, Counsel, PHL Variable Insurance Company, provided advice on certain matters relating to federal securities and state regulations in connection with the contracts described in this prospectus.























-------------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                         [LOGO]
                                                                        PHOENIX

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT




                                                                   PHL VARIABLE
                                                            ACCUMULATION ACCOUNT

                                                               December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Assets:
    Investments at fair value                        $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
        Shares                                     {       2,311,240 }  {        567,873 }   {       606,602 }   {        396,647 }
        Cost                                       { $    50,576,218 }  { $   14,276,113 }   { $   8,151,123 }   { $   10,462,377 }

    Total Assets                                     $    60,600,717      $   15,457,500       $   8,201,233       $   16,452,888
                                                  --------------------- --------------------- ------------------ -------------------


Liabilities:
    Payable to PHL Variable Insurance Company        $           106      $            -       $           -       $            -
                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
Net Assets:
    Accumulation Units                               $    60,482,015      $   15,422,096       $   8,059,615       $   16,326,430
    Contracts in payout (annuitization period)       $       118,596      $       35,404       $     141,618       $      126,458

                                                  --------------------- --------------------- ------------------ -------------------
             Total Net Assets                        $    60,600,611      $   15,457,500       $   8,201,233       $   16,452,888
                                                  ===================== ===================== ================== ===================
                                                  ===================== ===================== ================== ===================

             Units Outstanding                            27,148,834          14,232,315           6,924,490            9,640,001
                                                  ===================== ===================== ================== ===================


             Unit Value
               Asset Manager Option 1                $           -        $          -         $        1.21       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.31      $         1.08       $        1.18       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.16      $         1.09       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $          1.15      $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.15      $          -         $         -         $          -
               Phoenix Income Choice(R)              $          2.10      $         1.09       $        1.19       $         2.31
               Phoenix Investor's Edge(R) Option (1) $          2.28      $         1.08       $        1.18       $         2.48
               Phoenix Investor's Edge(R) Option (2) $          2.27      $         1.08       $        1.17       $         2.46
               Phoenix Investor's Edge(R) Option (3) $          2.25      $         1.08       $        1.17       $         2.44
               Phoenix Investor's Edge(R) Option (4) $          2.26      $         1.08       $        1.17       $          -
               Phoenix Premium Edge(R)               $          1.95      $         1.08       $        1.18       $         1.53
               Phoenix Spectrum Edge(R) Option (1)   $          2.35      $         1.09       $        1.19       $         2.55
               Phoenix Spectrum Edge(R) Option (2)   $          2.33      $         1.09       $        1.19       $         2.53
               Phoenix Spectrum Edge(R) Option (3)   $          2.31      $         1.09       $        1.18       $         2.51
               Phoenix Spectrum Edge(R) Option (4)   $          2.33      $         1.09       $         -         $          -
               Retirement Planner's Edge             $          2.08      $         1.09       $        1.18       $         1.51
               The Big Edge Choice(R)                $          2.10      $         1.09       $        1.18       $         1.55
               The Phoenix Edge(R)--VA Option (1)    $          2.05      $         1.09       $        1.20       $         1.61
               The Phoenix Edge(R)--VA Option (2)    $          2.00      $         1.09       $        1.19       $         1.56
               The Phoenix Edge(R)--VA Option (3)    $          2.09      $         1.09       $        1.18       $         1.55


                       See Notes to Financial Statements
                                     SA - 1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------

Assets:
    Investments at fair value                        $    79,149,669      $  209,018,577       $  23,709,237       $  100,303,484
        Shares                                     {       5,287,219 }  {     18,431,975 }   {     3,020,284 }   {      3,196,414 }
        Cost                                       { $    64,086,647 }  { $  209,598,586 }   { $  23,230,592 }   { $   78,381,378 }

                                                    -----------------    ----------------     ---------------     ----------------
    Total Assets                                     $    79,149,669      $  209,018,577        $ 23,709,237       $  100,303,484

Liabilities:
    Payable to PHL Variable Insurance Company        $           224      $          501       $         -         $            2
                                                    -----------------    ----------------     ---------------     ----------------

             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
Net Assets:
    Accumulation Units                               $    77,189,424      $  208,262,399       $  23,643,129       $  100,006,220
    Contracts in payout (annuitization period)       $     1,960,021      $      755,677       $      66,108       $      297,262

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    79,149,445      $  209,018,076       $  23,709,237       $  100,303,482
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            32,361,856          91,224,103           8,837,677           35,545,625
                                                    =================    ================     ===============     ================


             Unit Value

               Asset Manager Option 1                $           -        $         2.26       $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.14       $          -
               Freedom Edge(R)                       $          1.42      $         1.06       $        1.28       $         1.61
               Phoenix Dimensions(SM) Option (1)     $          1.19      $         1.03       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (2)     $          1.19      $         1.02       $        1.12       $         1.24
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.18      $         1.02       $         -         $          -
               Phoenix Income Choice(R)              $          2.66      $         2.38       $        2.89       $         3.17
               Phoenix Income Choice(R) with GPAF    $          1.25      $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.49      $         2.24       $        2.85       $         3.30
               Phoenix Investor's Edge(R) Option (2) $          2.47      $         2.22       $        2.83       $         3.28
               Phoenix Investor's Edge(R) Option (3) $          2.45      $         2.21       $        2.81       $         3.25
               Phoenix Investor's Edge(R) Option (4) $          2.46      $         2.22       $        2.82       $         3.27
               Phoenix Premium Edge(R)               $          2.61      $         2.52       $        2.61       $         2.59
               Phoenix Spectrum Edge(R) Option (1)   $          2.56      $         2.31       $        2.93       $         3.40
               Phoenix Spectrum Edge(R) Option (2)   $          2.54      $         2.29       $        2.91       $         3.37
               Phoenix Spectrum Edge(R) Option (3)   $          2.52      $         2.27       $        2.89       $         3.34
               Phoenix Spectrum Edge(R) Option (4)   $          2.53      $         2.28       $        2.90       $         3.36
               Retirement Planner's Edge             $          2.64      $         2.62       $        2.63       $         2.66
               The Big Edge Choice(R)                $          2.64      $         2.63       $        2.57       $         2.63
               The Phoenix Edge(R)--VA Option (1)    $          2.71      $         2.77       $        2.75       $         2.74
               The Phoenix Edge(R)--VA Option (2)    $          2.66      $         2.66       $        2.69       $         2.65
               The Phoenix Edge(R)--VA Option (3)    $          2.65      $         2.67       $        2.70       $         2.63

                       See Notes to Financial Statements
                                     SA - 2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Assets:
      Investments at fair value                      $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644
          Shares                                   {       2,351,367 }  {      1,011,590 }   {       517,448 }   {        254,342 }
          Cost                                     { $    38,528,558 }  { $   29,196,643 }   { $   8,595,426 }   { $    3,985,944 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    42,653,822      $   36,133,990       $   8,982,901       $    4,402,644

Liabilities:
      Payable to PHL Variable Insurance Company      $           105      $            1       $         -         $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989         $ 8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    42,569,213      $   36,053,299       $   8,982,901       $    4,397,412
      Contracts in payout (annuitization period)     $        84,504      $       80,690       $         -         $        5,232

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    42,653,717      $   36,133,989       $   8,982,901       $    4,402,644
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            19,629,269          20,602,654           8,119,458            3,521,321
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.93       $         -         $         -
               Asset Manager Option 2                $           -        $         2.90       $         -         $         -
               Freedom Edge(R)                       $          1.30      $         1.24       $        1.11       $         1.25
               Phoenix Dimensions(SM) Option (1)     $          1.13      $         1.12       $        1.11       $         -
               Phoenix Dimensions(SM) Option (2)     $          1.12      $          -         $        1.11       $         -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $         -
               Phoenix Dimensions(SM) Option (4)     $          1.12      $          -         $        1.11       $         -
               Phoenix Income Choice(R)              $          2.21      $         1.87       $         -         $         1.25
               Phoenix Investor's Edge(R) Option (1) $          2.32      $         2.01       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (2) $          2.31      $         2.00       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (3) $          2.29      $         1.98       $        1.11       $         1.24
               Phoenix Investor's Edge(R) Option (4) $          2.30      $         1.99       $         -         $         1.24
               Phoenix Premium Edge(R)               $          1.62      $         1.34       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (1)   $          2.39      $         2.07       $        1.11       $         1.26
               Phoenix Spectrum Edge(R) Option (2)   $          2.37      $         2.05       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (3)   $          2.35      $         2.04       $        1.11       $         1.25
               Phoenix Spectrum Edge(R) Option (4)   $          2.37      $         2.05       $         -         $         1.25
               Retirement Planner's Edge             $          1.90      $         1.37       $        1.11       $         1.25
               The Big Edge Choice(R)                $          1.66      $         1.40       $        1.04       $         1.25
               The Phoenix Edge(R)--VA Option (1)    $          1.74      $         1.43       $        1.11       $         1.26
               The Phoenix Edge(R)--VA Option (2)    $          1.67      $         1.42       $        1.11       $         1.25
               The Phoenix Edge(R)--VA Option (3)    $          1.66      $         1.37       $        1.11       $         1.25

                       See Notes to Financial Statements
                                     SA - 3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Assets:
      Investments at fair value                      $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395
          Shares                                   {       1,357,398 }  {      4,409,082 }   {       886,694 }   {      2,618,096 }
          Cost                                     { $    15,827,378 }  { $  117,393,619 }   { $  17,689,924 }   { $   41,674,301 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    16,071,578      $  129,362,439       $  19,312,209       $   53,592,395

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          158       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    15,955,391      $  129,032,267       $  19,246,094       $   53,477,933
      Contracts in payout (annuitization period)           $ 116,186      $      330,014       $      66,114       $      114,461

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    16,071,577      $  129,362,281       $  19,312,208       $   53,592,394
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            14,611,332         106,570,528          16,131,629           19,108,590
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.10      $         1.21       $        1.19       $         1.57
               Phoenix Dimensions(SM) Option (1)     $          1.10      $         1.22       $        1.18       $         1.26
               Phoenix Dimensions(SM) Option (2)     $          1.10      $         1.21       $         -         $         1.25
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.21       $         -         $         1.25
               Phoenix Income Choice(R)              $          1.10      $         1.21       $        1.20       $         2.98
               Phoenix Investor's Edge(R) Option (1) $          1.10      $         1.21       $        1.19       $         3.08
               Phoenix Investor's Edge(R) Option (2) $          1.09      $         1.20       $        1.19       $         3.06
               Phoenix Investor's Edge(R) Option (3) $          1.09      $         1.20       $        1.18       $         3.04
               Phoenix Investor's Edge(R) Option (4) $          1.09      $         1.20       $        1.19       $         3.05
               Phoenix Premium Edge(R)               $          1.10      $         1.21       $        1.19       $         3.28
               Phoenix Spectrum Edge(R) Option (1)   $          1.11      $         1.22       $        1.20       $         3.17
               Phoenix Spectrum Edge(R) Option (2)   $          1.10      $         1.21       $        1.20       $         3.15
               Phoenix Spectrum Edge(R) Option (3)   $          1.10      $         1.21       $        1.20       $         3.12
               Phoenix Spectrum Edge(R) Option (4)   $          1.10      $         1.21       $        1.20       $          -
               Retirement Planner's Edge             $          1.10      $         1.21       $        1.20       $         3.62
               The Big Edge Choice(R)                $          1.10      $         1.21       $        1.20       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.11      $         1.22       $        1.21       $         3.71
               The Phoenix Edge(R)--VA Option (2)    $          1.10      $         1.21       $        1.20       $         3.58
               The Phoenix Edge(R)--VA Option (3)    $          1.10      $         1.21       $        1.20       $         3.65

                       See Notes to Financial Statements
                                     SA - 4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Assets:
      Investments at fair value                      $       36,749       $      533,807       $     375,034        $    1,162,497
          Shares                                   {          2,530 }   {         27,138 }   {         9,127 }    {         31,856 }
          Cost                                     { $       36,130 }   { $      491,307 }   { $     357,359 }    { $    1,094,379 }

                                                    ----------------     ----------------     ---------------      ----------------
      Total Assets                                   $       36,749       $      533,807       $     375,034        $    1,162,497

Liabilities:
      Payable to PHL Variable Insurance Company      $          -         $          -         $         -          $          -
                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
Net Assets:
      Accumulation Units                             $       36,749       $      533,807       $     375,034        $    1,162,497
      Contracts in payout (annuitization period)     $          -         $          -         $         -          $          -

                                                    ----------------     ----------------     ---------------      ----------------
             Total Net Assets                        $       36,749       $      533,807       $     375,034        $    1,162,497
                                                    ================     ================     ===============      ================
                                                    ================     ================     ===============      ================
             Units Outstanding                               38,136              505,949             368,657             1,094,448
                                                    ================     ================     ===============      ================

             Unit Value
               Asset Manager Option 1                $          -         $          -         $         -          $          -
               Asset Manager Option 2                $          -         $          -         $         -          $          -
               Freedom Edge(R)                       $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (1)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (2)     $          -         $          -         $         -          $         1.06
               Phoenix Dimensions(SM) Option (3)     $          -         $          -         $         -          $          -
               Phoenix Dimensions(SM) Option (4)     $          -         $          -         $         -          $         1.06
               Phoenix Income Choice(R)              $          -         $          -         $         -          $          -
               Phoenix Investor's Edge(R) Option (1) $          -         $         1.05       $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (2) $         0.96       $          -         $        1.01        $         1.06
               Phoenix Investor's Edge(R) Option (3) $          -         $          -         $         -          $         1.06
               Phoenix Investor's Edge(R) Option (4) $          -         $          -         $         -          $          -
               Phoenix Premium Edge(R)               $         0.96       $         1.05       $        1.01        $         1.06
               Phoenix Spectrum Edge(R) Option (1)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (2)   $          -         $         1.06       $        1.02        $         1.06
               Phoenix Spectrum Edge(R) Option (3)   $          -         $          -         $         -          $          -
               Phoenix Spectrum Edge(R) Option (4)   $          -         $          -         $         -          $          -
               Retirement Planner's Edge             $         0.96       $         1.06       $        1.02        $         1.06
               The Big Edge Choice(R)                $          -         $         1.04       $        1.03        $         1.06
               The Phoenix Edge(R)--VA Option (1)    $         0.97       $         1.06       $        1.02        $         1.07
               The Phoenix Edge(R)--VA Option (2)    $          -         $         1.06       $        1.02        $         1.06
               The Phoenix Edge(R)--VA Option (3)    $          -         $          -         $        1.02        $         1.06

                       See Notes to Financial Statements
                                     SA - 5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE    PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES           GROWTH SERIES        INCOME SERIES      GROWTH SERIES
                                                    -----------------   -----------------   ------------------  ------------------
Assets:
      Investments at fair value                      $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023
          Shares                                   {          22,288 }  {      6,424,135 }   {     7,470,262 }   {      2,679,617 }
          Cost                                     { $       405,888 }  { $  122,518,524 }   { $  86,862,963 }   { $   39,256,932 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       423,016      $   97,738,028       $ 108,401,035       $   36,076,023

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $          87       $         -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       423,016      $   97,534,497       $ 107,909,605       $   36,019,506
      Contracts in payout (annuitization period)     $           -        $      203,531       $     491,343       $       56,517

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       423,016      $   97,738,028       $ 108,400,948       $   36,076,023
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               422,527          74,964,373          49,151,941           22,322,537
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $        3.26       $          -
               Freedom Edge(R)                       $           -        $         1.15       $        1.45       $         1.18
               Phoenix Dimensions(SM) Option (1)     $           -        $         1.07       $        1.20       $         1.08
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $        1.19       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.00      $          -         $        1.19       $         1.07
               Phoenix Income Choice(R)              $           -        $         1.75       $        2.39       $         1.59
               Phoenix Investor's Edge(R) Option (1) $          1.00      $         1.99       $        2.51       $         1.89
               Phoenix Investor's Edge(R) Option (2) $          0.99      $         1.97       $        2.49       $         1.88
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.95       $        2.47       $         1.86
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.97       $        2.48       $         1.87
               Phoenix Premium Edge(R)               $          1.00      $         1.02       $        2.07       $         1.22
               Phoenix Spectrum Edge(R) Option (1)   $          1.00      $         2.04       $        2.58       $         1.95
               Phoenix Spectrum Edge(R) Option (2)   $          1.00      $         2.03       $        2.56       $         1.93
               Phoenix Spectrum Edge(R) Option (3)   $           -        $         2.01       $        2.54       $         1.92
               Phoenix Spectrum Edge(R) Option (4)   $           -        $         2.02       $        2.55       $         1.93
               Retirement Planner's Edge             $          1.00      $         1.31       $        2.26       $         2.21
               The Big Edge Choice(R)                $          1.04      $         1.23       $        1.43       $         1.35
               The Phoenix Edge(R)--VA Option (1)    $          1.00      $         1.31       $        2.34       $         2.23
               The Phoenix Edge(R)--VA Option (2)    $          1.00      $         1.27       $        2.25       $         2.15
               The Phoenix Edge(R)--VA Option (3)    $          1.00      $         1.26       $        2.33       $         1.74

                       See Notes to Financial Statements
                                      SA - 6

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   ----------------   ------------------- --------------------
Assets:
      Investments at fair value                      $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876
          Shares                                   {       6,931,688 }  {     12,053,807 }   {     3,260,128 }   {      5,720,858 }
          Cost                                     { $    69,316,904 }  { $  113,027,213 }   { $  32,660,223 }   { $   80,785,685 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    69,316,904      $  111,464,354       $  32,636,962       $   76,076,876

Liabilities:
      Payable to PHL Variable Insurance Company      $           239      $           89       $           1       $            1
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   69,316,665       $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    68,809,786      $  110,974,000       $  32,623,949       $   75,613,519
      Contracts in payout (annuitization period)     $       506,879      $      490,265       $      13,012       $      463,356

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    69,316,665      $  111,464,265       $  32,636,961       $   76,076,875
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            37,587,157          43,905,039          29,620,877           32,979,714
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         2.77       $         -         $          -
               Asset Manager Option 2                $          2.11      $         2.74       $         -         $         2.88
               Freedom Edge(R)                       $          1.02      $         1.17       $        1.11       $         1.27
               Phoenix Dimensions(SM) Option (1)     $          1.04      $         1.07       $        1.05       $          -
               Phoenix Dimensions(SM) Option (2)     $          1.04      $         1.06       $        1.05       $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.03      $         1.06       $         -         $          -
               Phoenix Income Choice(R)              $          2.09      $         2.81       $        1.11       $         2.47
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          2.03      $         2.69       $        1.10       $         2.43
               Phoenix Investor's Edge(R) Option (2) $          2.01      $         2.67       $        1.09       $         2.42
               Phoenix Investor's Edge(R) Option (3) $          2.00      $         2.65       $        1.08       $         2.40
               Phoenix Investor's Edge(R) Option (4) $          2.01      $         2.66       $        1.09       $         2.41
               Phoenix Premium Edge(R)               $          2.13      $         2.91       $        1.10       $         2.39
               Phoenix Spectrum Edge(R) Option (1)   $          2.09      $         2.77       $        1.12       $         2.50
               Phoenix Spectrum Edge(R) Option (2)   $          2.07      $         2.74       $        1.11       $         2.48
               Phoenix Spectrum Edge(R) Option (3)   $          2.06      $         2.72       $        1.11       $         2.47
               Phoenix Spectrum Edge(R) Option (4)   $          2.07      $         2.74       $        1.11       $         2.48
               Retirement Planner's Edge             $          2.23      $         3.05       $        1.11       $         2.55
               The Big Edge Choice(R)                $          1.29      $         1.89       $        1.09       $         2.12
               The Phoenix Edge(R)--VA Option (1)    $          2.32      $         3.20       $        1.13       $         2.75
               The Phoenix Edge(R)--VA Option (2)    $          2.25      $         3.11       $        1.11       $         2.63
               The Phoenix Edge(R)--VA Option (3)    $          2.23      $         2.94       $        1.11       $         2.59

                       See Notes to Financial Statements
                                      SA - 7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                   PHOENIX-S&P
                                                                                               PHOENIX-DUFF &      DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Assets:
      Investments at fair value                      $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370
          Shares                                   {      13,790,955 }  {      1,920,158 }   {     3,098,173 }   {        807,026 }
          Cost                                     { $   217,773,315 }  { $   30,731,140 }   { $  69,184,618 }   { $    8,404,362 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $   245,476,254      $   35,811,176       $ 110,320,514       $    8,997,370

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $            -       $          59       $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $   244,929,923      $   35,706,137       $ 109,987,515       $    8,997,370
      Contracts in payout (annuitization period)     $       546,330      $      105,039       $     332,940       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $   245,476,253      $   35,811,176       $ 110,320,455       $    8,997,370
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            74,181,073           8,834,141          17,100,837            8,086,296
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $          4.56      $          -         $        5.87       $          -
               Asset Manager Option 2                $           -        $         4.22       $         -         $          -
               Freedom Edge(R)                       $          2.05      $         1.54       $        2.37       $         1.11
               Phoenix Dimensions(SM) Option (1)     $          1.50      $         1.37       $        1.49       $         1.11
               Phoenix Dimensions(SM) Option (2)     $          1.50      $         1.36       $        1.48       $         1.11
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.49      $         1.36       $        1.48       $         1.11
               Phoenix Income Choice(R)              $          3.52      $         4.13       $        6.38       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $         -         $          -
               Phoenix Investor's Edge(R) Option (1) $          3.86      $         4.06       $        6.20       $         1.11
               Phoenix Investor's Edge(R) Option (2) $          3.83      $         4.03       $        6.15       $         1.11
               Phoenix Investor's Edge(R) Option (3) $          3.80      $         4.00       $        6.10       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.82      $         4.02       $        6.13       $          -
               Phoenix Premium Edge(R)               $          2.40      $         4.07       $        7.28       $         1.11
               Phoenix Spectrum Edge(R) Option (1)   $          3.97      $         4.16       $        6.37       $         1.11
               Phoenix Spectrum Edge(R) Option (2)   $          3.94      $         4.13       $        6.32       $         1.11
               Phoenix Spectrum Edge(R) Option (3)   $          3.91      $         4.10       $        6.28       $         1.11
               Phoenix Spectrum Edge(R) Option (4)   $          3.93      $         4.12       $        6.31       $          -
               Retirement Planner's Edge             $          2.78      $         4.10       $        9.00       $         1.11
               The Big Edge Choice(R)                $          2.51      $         4.11       $        5.56       $          -
               The Phoenix Edge(R)--VA Option (1)    $          2.91      $         4.19       $        9.25       $         1.12
               The Phoenix Edge(R)--VA Option (2)    $          2.77      $         4.13       $        8.94       $         1.11
               The Phoenix Edge(R)--VA Option (3)    $          2.61      $         4.11       $        8.48       $          -

                       See Notes to Financial Statements
                                      SA - 8

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Assets:
      Investments at fair value                      $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516
          Shares                                   {         792,905 }  {        295,338 }   {       642,257 }   {      5,038,157 }
          Cost                                     { $     8,145,649 }  { $    2,981,106 }   { $   6,574,526 }   { $   60,769,744 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     8,616,490      $    3,075,468       $   6,885,859       $   71,158,516

Liabilities:
      Payable to PHL Variable Insurance Company      $            61      $          -         $         -         $           51
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     6,800,557      $    3,075,468       $   6,885,859       $   70,962,562
      Contracts in payout (annuitization period)     $     1,815,872      $          -         $         -         $      195,903

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     8,616,429      $    3,075,468       $   6,885,859       $   71,158,465
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
               Units Outstanding                           7,937,007           2,948,888           6,417,418           19,887,940
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         4.07
               Asset Manager Option 2                $           -        $          -         $         -         $         4.03
               Freedom Edge(R)                       $           -        $         1.04       $        1.07       $         1.71
               Phoenix Dimensions(SM) Option (1)     $          1.09      $          -         $        1.08       $         1.21
               Phoenix Dimensions(SM) Option (2)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.08      $          -         $        1.07       $         1.20
               Phoenix Income Choice(R)              $          1.09      $          -         $         -         $         4.04
               Phoenix Investor's Edge(R) Option (1) $          1.08      $         1.04       $        1.07       $         3.76
               Phoenix Investor's Edge(R) Option (2) $          1.08      $         1.04       $        1.07       $         3.73
               Phoenix Investor's Edge(R) Option (3) $           -        $         1.04       $        1.07       $         3.70
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.04       $        1.07       $         3.72
               Phoenix Premium Edge(R)               $          1.08      $         1.04       $        1.07       $         4.88
               Phoenix Spectrum Edge(R) Option (1)   $          1.09      $         1.05       $        1.08       $         3.87
               Phoenix Spectrum Edge(R) Option (2)   $          1.09      $         1.05       $        1.08       $         3.84
               Phoenix Spectrum Edge(R) Option (3)   $          1.09      $          -         $        1.07       $         3.81
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $         -         $         3.83
               Retirement Planner's Edge             $           -        $         1.04       $        1.07       $         4.99
               The Big Edge Choice(R)                $          1.04      $         1.03       $        1.04       $         1.94
               The Phoenix Edge(R)--VA Option (1)    $          1.09      $         1.05       $        1.08       $         5.24
               The Phoenix Edge(R)--VA Option (2)    $          1.09      $         1.05       $        1.08       $         5.53
               The Phoenix Edge(R)--VA Option (3)    $           -        $         1.04       $         -         $         4.79

                       See Notes to Financial Statements
                                      SA - 9

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Assets:
      Investments at fair value                      $    45,913,247      $   51,685,008       $  64,412,217       $      461,306
          Shares                                   {       2,695,176 }  {      3,768,650 }   {     5,046,649 }   {         40,825 }
          Cost                                     { $    39,541,592 }  { $   48,280,091 }   { $  54,571,141 }   { $      493,654 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    45,913,247      $   51,685,008       $  64,412,217       $      461,306

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          1         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    45,858,055      $   51,501,417       $  31,832,341       $      461,306
      Contracts in payout (annuitization period)     $        55,192           $ 183,590       $  32,579,876       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                           $ 45,913,247      $   51,685,007       $  64,412,217       $      461,306
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            11,111,956          19,854,818          32,874,701              481,362
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $         3.24       $         -         $          -
               Asset Manager Option 2                $           -        $         3.20       $         -         $          -
               Freedom Edge(R)                       $          1.80      $         1.48       $        1.37       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.24      $         1.25       $        1.18       $         0.95
               Phoenix Dimensions(SM) Option (2)     $          1.23      $         1.25       $         -         $         0.95
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.23      $          -         $        1.17       $          -
               Phoenix Income Choice(R)              $          4.02      $         2.36       $        2.23       $          -
               Phoenix Income Choice(R) with GPAF    $           -        $          -         $        2.10       $          -
               Phoenix Investor's Edge(R) Option (1) $          3.97      $         2.64       $        2.34       $         0.95
               Phoenix Investor's Edge(R) Option (2) $          3.94      $         2.62       $        2.32       $         0.95
               Phoenix Investor's Edge(R) Option (3) $          3.91      $         2.60       $        2.31       $          -
               Phoenix Investor's Edge(R) Option (4) $          3.93      $         2.61       $        2.32       $          -
               Phoenix Premium Edge(R)               $          4.14      $         2.45       $        1.81       $         0.95
               Phoenix Spectrum Edge(R) Option (1)   $          4.08      $         2.72       $        2.41       $         0.95
               Phoenix Spectrum Edge(R) Option (2)   $          4.05      $         2.69       $        2.39       $         0.95
               Phoenix Spectrum Edge(R) Option (3)   $          4.02      $         2.67       $        2.37       $         0.95
               Phoenix Spectrum Edge(R) Option (4)   $          4.04      $         2.69       $        2.38       $          -
               Retirement Planner's Edge             $          4.31      $         2.90       $        1.92       $         0.95
               The Big Edge Choice(R)                $          4.64      $         1.84       $        1.41       $         1.00
               The Phoenix Edge(R)--VA Option (1)    $          4.80      $         3.49       $        1.97       $         0.95
               The Phoenix Edge(R)--VA Option (2)    $          4.36      $         3.31       $        1.90       $         0.95
               The Phoenix Edge(R)--VA Option (3)    $          4.60      $         2.95       $        1.87       $         0.95

                       See Notes to Financial Statements
                                      SA - 10

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Assets:
      Investments at fair value                      $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
          Shares                                   {          44,406 }  {        546,004 }   {       213,312 }   {        302,851 }
          Cost                                     { $       551,886 }  { $    5,540,908 }   { $   5,278,255 }   { $    2,025,040 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $       529,764      $    5,525,558       $   4,596,909       $    3,055,775

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         -         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $       529,764      $    5,525,558       $   4,589,678       $    3,055,775
      Contracts in payout (annuitization period)     $           -        $          -         $       7,231       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $       529,764      $    5,525,558       $   4,596,909       $    3,055,775
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                               522,344           5,355,119           5,006,612            1,852,918
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $           -        $          -         $        0.82       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.02      $         1.03       $         -         $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.03       $         -         $          -
               Phoenix Income Choice(R)              $           -        $          -         $        0.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.01      $         1.03       $        0.91       $         1.64
               Phoenix Investor's Edge(R) Option (2) $          1.01      $         1.03       $        0.91       $         1.63
               Phoenix Investor's Edge(R) Option (3) $           -        $          -         $        0.90       $         1.62
               Phoenix Investor's Edge(R) Option (4) $           -        $         1.03       $        0.91       $         1.63
               Phoenix Premium Edge(R)               $          1.01      $         1.03       $        0.92       $         1.64
               Phoenix Spectrum Edge(R) Option (1)   $          1.02      $         1.03       $        0.93       $         1.67
               Phoenix Spectrum Edge(R) Option (2)   $          1.02      $         1.03       $        0.93       $         1.66
               Phoenix Spectrum Edge(R) Option (3)   $          1.01      $         1.03       $        0.92       $         1.65
               Phoenix Spectrum Edge(R) Option (4)   $           -        $          -         $        0.93       $         1.66
               Retirement Planner's Edge             $          1.01      $         1.03       $        0.92       $         1.65
               The Big Edge Choice(R)                $          1.00      $         1.01       $         -         $          -
               The Phoenix Edge(R)--VA Option (1)    $           -        $         1.04       $        0.94       $         1.68
               The Phoenix Edge(R)--VA Option (2)    $          1.02      $         1.03       $        0.93       $         1.66
               The Phoenix Edge(R)--VA Option (3)    $          1.01      $          -         $        0.92       $          -

                       See Notes to Financial Statements
                                      SA - 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Assets:
      Investments at fair value                      $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101
          Shares                                   {         407,567 }  {        415,065 }   {     2,237,855 }   {        232,463 }
          Cost                                     { $     4,439,573 }  { $    4,026,862 }   { $  32,413,628 }   { $    5,166,880 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $     5,489,937      $    5,723,730       $  41,892,651       $    5,056,101

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -         $         1         $          -
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $     5,489,937      $    5,720,499       $  41,720,950       $    5,056,101
      Contracts in payout (annuitization period)     $           -        $        3,231       $     171,700       $          -

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $     5,489,937      $    5,723,730       $  41,892,650       $    5,056,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                             3,541,453           3,217,177          15,754,397            2,407,755
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $        3.85       $          -
               Asset Manager Option 2                $           -        $          -         $         -         $          -
               Freedom Edge(R)                       $          1.48      $         1.07       $        1.76       $          -
               Phoenix Dimensions(SM) Option (1)     $          1.22      $          -         $        1.33       $          -
               Phoenix Dimensions(SM) Option (2)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $         1.06       $        1.32       $          -
               Phoenix Income Choice(R)              $           -        $         5.43       $        2.93       $          -
               Phoenix Investor's Edge(R) Option (1) $          1.53      $         1.07       $        3.20       $          -
               Phoenix Investor's Edge(R) Option (2) $          1.53      $         1.06       $        3.18       $          -
               Phoenix Investor's Edge(R) Option (3) $          1.52      $          -         $        3.16       $          -
               Phoenix Investor's Edge(R) Option (4) $          1.52      $          -         $        3.17       $          -
               Phoenix Premium Edge(R)               $          1.54      $         4.30       $        2.49       $         2.89
               Phoenix Spectrum Edge(R) Option (1)   $          1.57      $         1.07       $        3.30       $          -
               Phoenix Spectrum Edge(R) Option (2)   $          1.56      $         1.07       $        3.27       $          -
               Phoenix Spectrum Edge(R) Option (3)   $          1.55      $          -         $        3.25       $          -
               Phoenix Spectrum Edge(R) Option (4)   $          1.55      $          -         $        3.26       $          -
               Retirement Planner's Edge             $          1.55      $         3.69       $        2.84       $         3.26
               The Big Edge Choice(R)                $          1.55      $         1.38       $        1.80       $         2.02
               The Phoenix Edge(R)--VA Option (1)    $          1.58      $         4.44       $        2.90       $         3.41
               The Phoenix Edge(R)--VA Option (2)    $          1.56      $         4.33       $        2.90       $         3.35
               The Phoenix Edge(R)--VA Option (3)    $          1.55      $         3.72       $        2.68       $         2.95

                       See Notes to Financial Statements
                                      SA - 12

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Assets:
      Investments at fair value                      $    48,506,389      $      196,690       $  22,576,110       $  137,774,156
          Shares                                   {       3,044,974 }  {         13,208 }   {       848,088 }   {      3,298,399 }
          Cost                                     { $    36,486,117 }  { $      189,512 }   { $  14,347,516 }   { $   71,524,743 }

                                                    -----------------    ----------------     ---------------     ----------------
      Total Assets                                   $    48,506,389      $      196,690       $  22,576,110       $  137,774,156

Liabilities:
      Payable to PHL Variable Insurance Company      $             1      $          -         $         -         $           55
                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
Net Assets:
      Accumulation Units                             $    48,392,992      $      196,690       $  22,570,370       $  137,586,079
      Contracts in payout (annuitization period)     $       113,396      $          -         $       5,740       $      188,022

                                                    -----------------    ----------------     ---------------     ----------------
             Total Net Assets                        $    48,506,388      $      196,690       $  22,576,110       $  137,774,101
                                                    =================    ================     ===============     ================
                                                    =================    ================     ===============     ================
             Units Outstanding                            18,181,245             184,065           6,205,185           29,983,389
                                                    =================    ================     ===============     ================

             Unit Value
               Asset Manager Option 1                $           -        $          -         $         -         $         5.97
               Asset Manager Option 2                $          3.70      $          -         $         -         $          -
               Freedom Edge(R)                       $          1.69      $          -         $        2.32       $         2.56
               Phoenix Dimensions(SM) Option (1)     $          1.31      $          -         $        1.56       $         1.59
               Phoenix Dimensions(SM) Option (2)     $          1.30      $          -         $        1.55       $         1.58
               Phoenix Dimensions(SM) Option (3)     $           -        $          -         $         -         $          -
               Phoenix Dimensions(SM) Option (4)     $          1.30      $          -         $        1.55       $         1.57
               Phoenix Income Choice(R)              $          3.07      $          -         $         -         $         4.45
               Phoenix Investor's Edge(R) Option (1) $          3.11      $          -         $        4.49       $         5.22
               Phoenix Investor's Edge(R) Option (2) $          3.08      $         1.07       $        4.45       $         5.18
               Phoenix Investor's Edge(R) Option (3) $          3.06      $          -         $        4.42       $         5.14
               Phoenix Investor's Edge(R) Option (4) $          3.07      $          -         $        4.44       $         5.17
               Phoenix Premium Edge(R)               $          2.98      $         1.07       $        2.80       $         2.95
               Phoenix Spectrum Edge(R) Option (1)   $          3.19      $         1.07       $        4.62       $         5.37
               Phoenix Spectrum Edge(R) Option (2)   $          3.17      $          -         $        4.58       $         5.33
               Phoenix Spectrum Edge(R) Option (3)   $          3.15      $          -         $        4.55       $         5.29
               Phoenix Spectrum Edge(R) Option (4)   $          3.16      $          -         $        4.57       $         5.31
               Retirement Planner's Edge             $          3.54      $         1.07       $        4.74       $         4.54
               The Big Edge Choice(R)                $          2.10      $         1.03       $        2.89       $         5.07
               The Phoenix Edge(R)--VA Option (1)    $          3.75      $         1.07       $        4.89       $         4.71
               The Phoenix Edge(R)--VA Option (2)    $          3.76      $         1.07       $        4.67       $         4.49
               The Phoenix Edge(R)--VA Option (3)    $          3.29      $          -         $        4.64       $         4.44

                       See Notes to Financial Statements
                                      SA - 13

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Assets:
      Investments at fair value                      $    27,833,162      $  110,680,545
          Shares                                   {       1,064,363 }  {      3,044,020 }
          Cost                                     { $    18,498,456 }  { $   57,630,878 }

                                                    -----------------    ----------------
      Total Assets                                   $    27,833,162      $  110,680,545

Liabilities:
      Payable to PHL Variable Insurance Company      $           -        $          -
                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
Net Assets:
      Accumulation Units                             $    27,808,574      $  110,388,193
      Contracts in payout (annuitization period)     $        24,588      $      292,352

                                                    -----------------    ----------------
             Total Net Assets                        $    27,833,162      $  110,680,545
                                                    =================    ================
                                                    =================    ================
             Units Outstanding                             7,310,447          30,669,588
                                                    =================    ================

             Unit Value
               Asset Manager Option 1                $           -        $         4.15
               Asset Manager Option 2                $           -        $          -
               Freedom Edge(R)                       $          1.60      $         1.55
               Phoenix Dimensions(SM) Option (1)     $          1.34      $         1.16
               Phoenix Dimensions(SM) Option (2)     $          1.33      $         1.16
               Phoenix Dimensions(SM) Option (3)     $           -        $          -
               Phoenix Dimensions(SM) Option (4)     $           -        $          -
               Phoenix Income Choice(R)              $          3.87      $         3.21
               Phoenix Investor's Edge(R) Option (1) $          3.69      $         3.31
               Phoenix Investor's Edge(R) Option (2) $          3.66      $         3.29
               Phoenix Investor's Edge(R) Option (3) $          3.63      $         3.26
               Phoenix Investor's Edge(R) Option (4) $          3.65      $         3.28
               Phoenix Premium Edge(R)               $          3.87      $         3.70
               Phoenix Spectrum Edge(R) Option (1)   $          3.80      $         3.41
               Phoenix Spectrum Edge(R) Option (2)   $          3.77      $         3.38
               Phoenix Spectrum Edge(R) Option (3)   $          3.74      $         3.36
               Phoenix Spectrum Edge(R) Option (4)   $          3.76      $         3.37
               Retirement Planner's Edge             $          4.86      $         3.64
               The Big Edge Choice(R)                $          2.82      $         3.65
               The Phoenix Edge(R)--VA Option (1)    $          4.90      $         3.75
               The Phoenix Edge(R)--VA Option (2)    $          4.69      $         3.63
               The Phoenix Edge(R)--VA Option (3)    $          4.57      $         3.63

                       See Notes to Financial Statements
                                      SA - 14

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                     AIM V.I. CAPITAL                          AIM V.I. MID CAP    ALGER AMERICAN
                                                    APPRECIATION FUND -  AIM V.I. CORE EQUITY CORE EQUITY FUND -  LEVERAGED ALLCAP
                                                         CLASS I             FUND - CLASS I        CLASS I       PORTFOLIO - CLASS O
                                                  --------------------- --------------------- ------------------ -------------------
Income:
      Dividends                                      $        33,996      $       83,435       $      78,260       $          -
Expenses:
      Mortality and expense fees                             600,431             121,616             109,398              205,264
      Administrative fees                                     63,367              12,703              10,890               20,418
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (629,802)            (50,884)            (42,028)            (225,682)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            386,676              17,982              86,117              601,712
      Realized gain distributions                                  -                   -             833,858                   -
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                   386,676              17,982             919,975              601,712
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,955,842           1,181,387             (62,659)           2,229,359
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,712,716      $    1,148,485       $     815,288       $    2,605,389
                                                    =================    ================     ===============     ================


                                                                                                                    FIDELITY VIP
                                                      DWS EQUITY 500     FEDERATED FUND FOR   FEDERATED HIGH        CONTRAFUND(R)
                                                     INDEX FUND VIP -     U.S. GOVERNMENT    INCOME BOND FUND    PORTFOLIO - SERVICE
                                                         CLASS A            SECURITIES II   II - PRIMARY SHARES         CLASS
                                                    ------------------- ------------------- ------------------- --------------------
Income:
      Dividends                                      $       760,734      $    7,211,181       $   1,968,503       $    1,063,236
Expenses:
      Mortality and expense fees                             800,246           2,194,492             285,093            1,142,479
      Administrative fees                                     78,713             231,019              28,272              117,268
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (118,225)          4,785,670           1,655,138             (196,511)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,681,265               9,002             (28,277)             171,657
      Realized gain distributions                                  -                   -                   -            7,991,777
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                 1,681,265               9,002             (28,277)           8,163,434
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        7,177,035             752,579             418,503              990,372
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     8,740,075      $    5,547,251       $   2,045,364       $    8,957,295
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 15

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    FIDELITY VIP GROWTH
                                                      OPPORTUNITIES     FIDELITY VIP GROWTH   FRANKLIN INCOME    LAZARD RETIREMENT
                                                    PORTFOLIO - SERVICE PORTFOLIO - SERVICE  SECURITIES FUND -  SMALL CAP PORTFOLIO
                                                          CLASS               CLASS               CLASS 2        - SERVICE SHARES
                                                    ------------------- ------------------- ------------------- -------------------
Income:
      Dividends                                      $       108,533      $      111,070       $      14,990       $          -
Expenses:
      Mortality and expense fees                             330,365             450,306              27,477               63,207
      Administrative fees                                     35,017              47,051               2,468                6,143
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                (256,849)           (386,287)            (14,955)             (69,350)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              9,861           1,066,158               7,962              157,766
      Realized gain distributions                                  -                   -               2,005              362,422
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                     9,861           1,066,158               9,967              520,188
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        2,415,192           1,262,500             387,475              186,715
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     2,168,204      $    1,942,371       $     382,487       $      637,553
                                                    =================    ================     ===============     ================


                                                    LORD ABBETT BOND-   LORD ABBETT GROWTH    LORD ABBETT MID-      MUTUAL SHARES
                                                   DEBENTURE PORTFOLIO      AND INCOME      CAP VALUE PORTFOLIO    SECURITIES FUND -
                                                       - CLASS VC      PORTFOLIO - CLASS VC     - CLASS VC             CLASS 2
                                                   ------------------- -------------------- -------------------   ------------------
Income:
      Dividends                                      $       924,112      $    1,525,518       $      93,621       $      507,006
Expenses:
      Mortality and expense fees                             199,162           1,319,424             250,745              516,878
      Administrative fees                                     19,121             139,083              25,100               50,570
                                                    -----------------    ----------------     ---------------     ----------------
Net investment income (loss)                                 705,829              67,011            (182,224)             (60,442)
                                                    -----------------    ----------------     ---------------     ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             35,813             315,039             188,898              289,789
      Realized gain distributions                                  -           4,087,918           1,458,736            1,291,212
                                                    -----------------    ----------------     ---------------     ----------------
      Realized gain (loss)                                    35,813           4,402,957           1,647,634            1,581,001
                                                    -----------------    ----------------     ---------------     ----------------

Change in unrealized appreciation (depreciation)
    during the year                                          413,504          11,979,394             476,173            4,995,401
                                                    -----------------    ----------------     ---------------     ----------------
Net increase (decrease) in net assets from
    operations                                       $     1,155,146      $   16,449,362       $   1,941,583       $    6,515,960
                                                    =================    ================     ===============     ================

                       See Notes to Financial Statements
                                      SA - 16

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                                OPPENHEIMER          OPPENHEIMER
                                                    NEUBERGER BERMAN      NEUBERGER BERMAN    CAPITAL APPRECIATION GLOBAL SECURITIES
                                                       AMT FASCIANO         AMT GUARDIAN       FUND/VA - SERVICE   FUND/VA - SERVICE
                                                   PORTFOLIO - S CLASS   PORTFOLIO - S CLASS        SHARES              SHARES
                                                   -------------------   -------------------  -------------------- -----------------
Income:
      Dividends                                      $           -         $        2,496        $         -        $         -
Expenses:
      Mortality and expense fees                                 208                2,119                1,299              3,128
      Administrative fees                                         23                  227                  134                311
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                    (231)                 150               (1,433)            (3,439)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 (1)                  62                   19              2,612
      Realized gain distributions                                915                  -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       914                   62                   19              2,612
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              618               42,500               17,675             68,119
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $         1,301       $       42,712        $      16,261      $      67,292
                                                    =================     ================      ===============    ===============


                                                    OPPENHEIMER MAIN
                                                     STREET SMALL CAP
                                                    FUND/VA - SERVICE     PHOENIX CAPITAL    PHOENIX GROWTH AND   PHOENIX MID-CAP
                                                         SHARES            GROWTH SERIES       INCOME SERIES       GROWTH SERIES
                                                    -----------------    -----------------   ------------------  ------------------
Income:
      Dividends                                      $           -         $      192,747        $   1,086,976      $         -
Expenses:
      Mortality and expense fees                               1,114              953,726            1,115,843            272,211
      Administrative fees                                        110               99,026              117,325             28,279
                                                    -----------------     ----------------      ---------------    ---------------
Net investment income (loss)                                  (1,224)            (860,005)            (146,192)          (300,490)
                                                    -----------------     ----------------      ---------------    ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                331           (8,188,476)           1,102,645         (1,123,135)
      Realized gain distributions                                -                    -                    -                  -
                                                    -----------------     ----------------      ---------------    ---------------
      Realized gain (loss)                                       331           (8,188,476)           1,102,645         (1,123,135)
                                                    -----------------     ----------------      ---------------    ---------------

Change in unrealized appreciation (depreciation)
    during the year                                           17,128            9,782,072           13,125,219          1,433,192
                                                    -----------------     ----------------      ---------------    ---------------
Net increase (decrease) in net assets from
    operations                                       $        16,235       $      733,591        $  14,081,672      $       9,567
                                                    =================     ================      ===============    ===============

                       See Notes to Financial Statements
                                      SA - 17

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                         PHOENIX MULTI-      PHOENIX MULTI-
                                                      PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM   PHOENIX STRATEGIC
                                                      MARKET SERIES      INCOME SERIES         BOND SERIES      ALLOCATION SERIES
                                                    -----------------   -----------------  ------------------- --------------------
Income:
      Dividends                                      $     2,995,526      $    5,901,213       $   1,494,408       $   2,025,802
Expenses:
      Mortality and expense fees                             861,292           1,351,542             445,732             980,367
      Administrative fees                                     85,306             137,003              41,220             100,432
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               2,048,928           4,412,668           1,007,456             945,003
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -              (480,006)             17,439              (3,400)
      Realized gain distributions                                -                   -                   -             9,321,450
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                       -              (480,006)             17,439           9,318,050
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                              -             1,884,468             341,930          (1,731,785)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     2,048,928      $    5,817,130       $   1,366,825       $   8,531,268
                                                    =================    ================     ===============     ===============


                                                                                                                     PHOENIX-S&P
                                                                                               PHOENIX-DUFF &       DYNAMIC ASSET
                                                      PHOENIX-ABERDEEN   PHOENIX-ALGER SMALL  PHELP REAL ESTATE   ALLOCATION SERIES:
                                                    INTERNATIONAL SERIES  CAP GROWTH SERIES   SECURITIES SERIES   AGGRESSIVE GROWTH
                                                    -------------------- -------------------  -----------------   -----------------
Income:
      Dividends                                      $     2,655,437      $        3,855       $   1,247,034       $      89,679
Expenses:
      Mortality and expense fees                           1,198,900             241,460           1,148,467              48,257
      Administrative fees                                    126,228              24,933             115,683               4,921
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                               1,330,309            (262,538)            (17,116)             36,501
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            433,494             131,607           2,843,424                (225)
      Realized gain distributions                                  -                   -           7,681,063                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   433,494             131,607          10,524,487                (225)
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       24,280,993           3,391,312          17,409,048             593,009
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $    26,044,796      $    3,260,381       $  27,916,419       $     629,285
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 18

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                       PHOENIX-S&P        PHOENIX-S&P         PHOENIX-S&P
                                                      DYNAMIC ASSET       DYNAMIC ASSET       DYNAMIC ASSET        PHOENIX-SANFORD
                                                    ALLOCATION SERIES:  ALLOCATION SERIES:  ALLOCATION SERIES:    BERNSTEIN MID-CAP
                                                         GROWTH             MODERATE         MODERATE GROWTH        VALUE SERIES
                                                    ------------------  ------------------  ------------------   -------------------
Income:
      Dividends                                      $       102,487      $       45,403       $      87,250       $     283,976
Expenses:
      Mortality and expense fees                              56,356              16,102              34,764             833,889
      Administrative fees                                      3,667               1,548               3,119              84,798
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                  42,464              27,753              49,367            (634,711)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (14,711)               (631)             (2,400)          1,885,765
      Realized gain distributions                                -                   -                12,013           8,615,774
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   (14,711)               (631)              9,613          10,501,539
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          470,841              94,363             311,333          (1,423,170)
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       498,594      $      121,485       $     370,313       $   8,443,658
                                                    =================    ================     ===============     ===============


                                                                                                                    PIMCO VIT
                                                                                                                  COMMODITYREAL
                                                    PHOENIX-SANFORD        PHOENIX-VAN         PHOENIX-VAN       RETURN STRATEGY
                                                    BERNSTEIN SMALL-     KAMPEN COMSTOCK    KAMPEN EQUITY 500  PORTFOLIO - ADVISOR
                                                    CAP VALUE SERIES         SERIES           INDEX SERIES            CLASS
                                                    -----------------   -----------------   -----------------  --------------------
Income:

      Dividends                                      $        95,225      $      843,072       $     663,712       $      11,949
Expenses:
      Mortality and expense fees                             498,415             621,080             937,787               1,503
      Administrative fees                                     51,487              63,887              21,619                 146
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (454,677)            158,105            (295,694)             10,300
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            904,250           1,701,619           1,089,063               2,939
      Realized gain distributions                          6,524,214           8,270,246                 -                 1,634
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 7,428,464           9,971,865           1,089,063               4,573
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                       (1,175,324)         (1,018,034)          4,987,054             (32,348)
Net increase (decrease) in net assets from
    operations                                       $     5,798,463      $    9,111,936       $   5,780,423       $     (17,475)
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 19

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                                                             RYDEX VARIABLE
                                                      PIMCO VIT REAL     PIMCO VIT TOTAL     TRUST INVERSE
                                                    RETURN PORTFOLIO -  RETURN PORTFOLIO -   GOVERNMENT LONG      RYDEX VARIABLE
                                                      ADVISOR CLASS       ADVISOR CLASS         BOND FUND         TRUST NOVA FUND
                                                    ------------------  ------------------  -----------------   -------------------
Income:
      Dividends                                      $        10,028      $       64,148       $     190,237       $      35,773
Expenses:
      Mortality and expense fees                               2,547              16,186              85,267              53,435
      Administrative fees                                        276               1,729               7,588               4,776
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                   7,205              46,233              97,382             (22,438)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              3,678              (1,545)           (334,612)            540,478
      Realized gain distributions                             13,839              29,298                 -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                    17,517              27,753            (334,612)            540,478
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          (22,122)            (15,350)            714,017               6,112
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $         2,600      $       58,636       $     476,787       $     524,152
                                                    =================    ================     ===============     ===============


                                                                          TEMPLETON
                                                     RYDEX VARIABLE     DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TRUST SECTOR      SECURITIES FUND -   SECURITIES FUND -   ASSET(ALLOCATION
                                                      ROTATION FUND          CLASS 2             CLASS 2         FUND - CLASS 2
                                                    -----------------   ------------------  -----------------   ------------------
Income:
      Dividends                                      $           -        $       45,652       $     465,479       $     350,825
Expenses:
      Mortality and expense fees                              93,391              48,363             450,459              61,079
      Administrative fees                                      9,177               5,159              46,649               6,187
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                (102,568)             (7,870)            (31,629)            283,559
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            284,801              52,345             128,014              19,542
      Realized gain distributions                            293,192                 -                   -               313,623
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                   577,993              52,345             128,014             333,165
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                          107,051             893,125           6,628,741             272,136
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $       582,476      $      937,600       $   6,725,126       $     888,860
                                                    =================    ================     ===============     ===============

                       See Notes to Financial Statements
                                      SA - 20

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                  (CONTINUED)

                                                    TEMPLETON GROWTH       VAN KAMPEN UIF                              WANGER
                                                    SECURITIES FUND -    EQUITY AND INCOME          WANGER          INTERNATIONAL
                                                         CLASS 2        PORTFOLIO - CLASS II INTERNATIONAL SELECT     SMALL CAP
                                                    -----------------   -------------------- -------------------- -----------------
Income:
      Dividends                                      $       526,613      $          263       $      58,918       $     710,190
Expenses:
      Mortality and expense fees                             511,261                 673             244,659           1,493,852
      Administrative fees                                     50,849                  65              24,819             155,999
                                                    -----------------    ----------------     ---------------     ---------------
Net investment income (loss)                                 (35,497)               (475)           (210,560)           (939,661)
                                                    -----------------    ----------------     ---------------     ---------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,404,837               1,401             685,569           7,941,803
      Realized gain distributions                          1,467,108                 501                   -                   -
                                                    -----------------    ----------------     ---------------     ---------------
      Realized gain (loss)                                 2,871,945               1,902             685,569           7,941,803
                                                    -----------------    ----------------     ---------------     ---------------

Change in unrealized appreciation (depreciation)
    during the year                                        4,840,955               7,178           5,270,169          30,756,144
                                                    -----------------    ----------------     ---------------     ---------------
Net increase (decrease) in net assets from
    operations                                       $     7,677,403      $        8,605       $   5,745,178       $  37,758,286
                                                    =================    ================     ===============     ===============


                                                                            WANGER U.S.
                                                      WANGER SELECT      SMALLER COMPANIES
                                                    -----------------   -------------------
Income:
      Dividends                                             $ 89,846           $ 294,389
Expenses:
      Mortality and expense fees                             297,400           1,440,068
      Administrative fees                                     30,920             149,919
                                                    -----------------    ----------------
Net investment income (loss)                                (238,474)         (1,295,598)
                                                    -----------------    ----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            345,219          12,351,227
      Realized gain distributions                            745,978           4,152,618
                                                    -----------------    ----------------
      Realized gain (loss)                                 1,091,197          16,503,845
                                                    -----------------    ----------------

Change in unrealized appreciation (depreciation)
    during the year                                        3,234,944          (7,644,829)
                                                    -----------------   -----------------
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
    operations                                       $     4,087,667      $    7,563,418
                                                    =================    ================

                       See Notes to Financial Statements
                                      SA - 21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                    AIM V.I. CAPITAL APPRECIATION FUND
                                                                  - CLASS I                  AIM V.I. CORE EQUITY FUND - CLASS I
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                (2006)             (2005)
                                                          ----                ----                ------             ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (629,802)    $      (448,195)    $       (50,884)    $           -
          Realized gains (losses)                            386,676              35,893              17,982                 -
          Unrealized appreciation (depreciation)
               during the year                             2,955,842           3,526,299           1,181,387                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,712,716           3,113,997           1,148,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,385,141          10,387,848             112,357                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    3,722,496           4,828,922          15,453,866                 -
          Transfers for contract
               benefits and terminations                  (4,489,247)         (2,361,115)         (1,196,822)                -
          Contract maintenance charges                      (212,026)            (53,858)            (59,634)                -
          Net change to contracts in payout period            (1,189)                821                (752)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          13,405,175          12,802,618          14,309,015                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         16,117,891          15,916,615          15,457,500                 -

Net assets at beginning of period                         44,482,720          28,566,105                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    60,600,611     $    44,482,720     $    15,457,500     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                                 CLASS I                             PORTFOLIO - CLASS O
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (42,028)    $       (75,322)    $      (225,682)    $      (214,133)
          Realized gains (losses)                            919,975             310,269             601,712             852,854
          Unrealized appreciation (depreciation)
               during the year                               (62,659)            314,887           2,229,359           1,157,041
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        815,288             549,834           2,605,389           1,795,762
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               214,785             408,157             594,825             437,393
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,123,761)          1,406,204          (1,884,679)         (2,218,549)
          Transfers for contract
               benefits and terminations                    (908,567)         (1,120,228)         (2,033,668)         (2,015,676)
          Contract maintenance charges                       (19,118)            (18,222)            (48,261)            (52,275)
          Net change to contracts in payout period               199               4,500                 148                 279
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,836,462)            680,411          (3,371,635)         (3,848,828)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,021,174)          1,230,245            (766,246)         (2,053,066)

Net assets at beginning of period                          9,222,407           7,992,162          17,219,134          19,272,200
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,201,233     $     9,222,407     $    16,452,888     $    17,219,134
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                       DWS EQUITY 500 INDEX FUND VIP -        FEDERATED FUND FOR U.S. GOVERNMENT
                                                                   CLASS A                              SECURITIES II
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (118,225)    $        (1,457)    $     4,785,670     $     3,435,604
          Realized gains (losses)                          1,681,265             425,234               9,002             124,977
          Unrealized appreciation (depreciation)
               during the year                             7,177,035           1,241,198             752,579          (2,548,492)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,740,075           1,664,975           5,547,251           1,012,089
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            23,595,867          11,982,208          41,721,638          36,146,832
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,738,998)          4,150,714          16,746,590          12,573,073
          Transfers for contract
               benefits and terminations                  (7,391,490)         (5,107,589)        (19,298,876)        (13,536,512)
          Contract maintenance charges                      (221,721)            (65,755)           (762,653)           (265,174)
          Net change to contracts in payout period            (5,657)              1,486              (5,171)              1,060
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          14,238,001          10,961,064          38,401,528          34,919,279
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         22,978,076          12,626,039          43,948,779          35,931,368

Net assets at beginning of period                         56,171,369          43,545,330         165,069,297         129,137,929
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    79,149,445     $    56,171,369     $   209,018,076     $   165,069,297
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    FEDERATED HIGH INCOME BOND FUND II -    FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                              PRIMARY SHARES                           SERVICE CLASS
                                                    --------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,655,138     $     1,851,956     $      (196,511)    $      (779,591)
          Realized gains (losses)                            (28,277)            603,640           8,163,434             242,438
          Unrealized appreciation (depreciation)
               during the year                               418,503          (2,175,326)            990,372          10,694,460
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,045,364             280,270           8,957,295          10,157,307
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               603,492           1,153,701           4,230,344           3,373,692
          Transfers between Investment Options
               (including GIA/MVA), net                    1,777,518          (4,986,068)         13,044,333          27,397,289
          Transfers for contract
               benefits and terminations                  (3,831,865)         (4,360,306)        (10,702,935)         (7,358,834)
          Contract maintenance charges                       (67,183)            (84,683)           (191,059)           (159,110)
          Net change to contracts in payout period               108                  61              (9,799)             (2,211)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,517,930)         (8,277,295)          6,370,884          23,250,826
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            527,434          (7,997,025)         15,328,179          33,408,133

Net assets at beginning of period                         23,181,803          31,178,828          84,975,303          51,567,170
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    23,709,237     $    23,181,803     $   100,303,482     $    84,975,303
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FIDELITY VIP GROWTH OPPORTUNITIES         FIDELITY VIP GROWTH PORTFOLIO -
                                                          PORTFOLIO - SERVICE CLASS                     SERVICE CLASS
                                                    --------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (256,849)    $       (68,075)    $      (386,287)    $      (380,987)
          Realized gains (losses)                              9,861              54,873           1,066,158             536,242
          Unrealized appreciation (depreciation)
               during the year                             2,415,192             895,127           1,262,500           1,592,724
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,168,204             881,925           1,942,371           1,747,979
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            18,220,029           8,393,170             649,165           3,902,385
          Transfers between Investment Options
               (including GIA/MVA), net                    7,866,320           2,452,075          (1,759,015)           (981,248)
          Transfers for contract
               benefits and terminations                  (1,752,890)           (898,999)         (5,040,945)         (3,574,861)
          Contract maintenance charges                       (92,080)            (19,204)           (175,715)            (77,251)
          Net change to contracts in payout period            (1,002)              3,932                 (25)              2,989
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          24,240,377           9,930,974          (6,326,535)           (727,986)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         26,408,581          10,812,899          (4,384,164)          1,019,993

Net assets at beginning of period                         16,245,136           5,432,237          40,518,153          39,498,160
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    42,653,717     $    16,245,136     $    36,133,989     $    40,518,153
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      FRANKLIN INCOME SECURITIES FUND -     LAZARD RETIREMENT SMALL CAP PORTFOLIO -
                                                                   CLASS 2                              SERVICE SHARES
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (14,955)    $           -       $       (69,350)    $       (57,810)
          Realized gains (losses)                              9,967                 -               520,188             489,681
          Unrealized appreciation (depreciation)
               during the year                               387,475                 -               186,715             229,985
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        382,487                 -               637,553             661,856
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,885,093                 -               246,865             115,814
          Transfers between Investment Options
               (including GIA/MVA), net                    4,005,850                 -            (1,298,207)          5,250,166
          Transfers for contract
               benefits and terminations                    (287,528)                -              (736,712)           (450,997)
          Contract maintenance charges                        (3,001)                -               (17,573)             (6,543)
          Net change to contracts in payout period                 -                 -                  (161)                583
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,600,414                 -            (1,805,788)          4,909,023
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,982,901                 -            (1,168,235)          5,570,879

Net assets at beginning of period                                  -                 -             5,570,879                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,982,901     $           -       $     4,402,644     $     5,570,879
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         LORD ABBETT BOND-DEBENTURE             LORD ABBETT GROWTH AND INCOME
                                                            PORTFOLIO - CLASS VC                     PORTFOLIO - CLASS VC
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       705,829     $       596,872     $        67,011     $       145,984
          Realized gains (losses)                             35,813             196,657           4,402,957           5,647,016
          Unrealized appreciation (depreciation)
               during the year                               413,504            (169,305)         11,979,394             (10,575)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,155,146             624,224          16,449,362           5,782,425
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               328,082             448,949          22,860,896          12,659,977
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,843          15,538,826           5,557,669          82,325,347
          Transfers for contract
               benefits and terminations                  (2,221,705)         (1,206,982)        (11,357,011)         (4,368,446)
          Contract maintenance charges                       (50,893)            (19,159)           (468,395)            (78,134)
          Net change to contracts in payout period             8,030                (784)             (1,063)               (346)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (468,643)         14,760,850          16,592,096          90,538,398
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            686,503          15,385,074          33,041,458          96,320,823

Net assets at beginning of period                         15,385,074                   -          96,320,823                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,071,577     $    15,385,074     $   129,362,281     $    96,320,823
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    LORD ABBETT MID-CAP VALUE PORTFOLIO -      MUTUAL SHARES SECURITIES FUND -
                                                                   CLASS VC                                CLASS 2
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (182,224)    $       (98,596)    $       (60,442)    $      (171,631)
          Realized gains (losses)                          1,647,634           1,360,840           1,581,001             390,345
          Unrealized appreciation (depreciation)
               during the year                               476,173           1,146,112           4,995,401           2,516,912
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,941,583           2,408,356           6,515,960           2,735,626
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               549,702             774,780           5,965,594           1,568,359
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,604,041)         19,758,243          11,118,934           8,077,735
          Transfers for contract
               benefits and terminations                  (3,134,651)         (1,302,466)         (5,170,809)         (3,212,506)
          Contract maintenance charges                       (61,287)            (23,299)            (90,546)            (55,131)
          Net change to contracts in payout period               579               4,709               1,216                 593
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,249,698)         19,211,967          11,824,389           6,379,050
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,308,115)         21,620,323          18,340,349           9,114,676

Net assets at beginning of period                         21,620,323                   -          35,252,045          26,137,369
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,312,208     $    21,620,323     $    53,592,394     $    35,252,045
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                        NEUBERGER BERMAN AMT FASCIANO           NEUBERGER BERMAN AMT GUARDIAN
                                                             PORTFOLIO - S CLASS                     PORTFOLIO - S CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $          (231)    $           -       $           150     $           -
          Realized gains (losses)                                914                 -                    62                 -
          Unrealized appreciation (depreciation)
               during the year                                   618                 -                42,500                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          1,301                 -                42,712                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,015                 -                49,677                 -
          Transfers between Investment Options
               (including GIA/MVA), net                       33,436                 -               442,007                 -
          Transfers for contract
               benefits and terminations                           -                 -                  (238)                -
          Contract maintenance charges                            (3)                -                  (351)                -
          Net change to contracts in payout period                 -                 -                     -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              35,448                 -               491,095                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets             36,749                 -               533,807                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $        36,749     $           -       $       533,807     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER CAPITAL APPRECIATION          OPPENHEIMER GLOBAL SECURITIES
                                                          FUND/VA - SERVICE SHARES                FUND/VA - SERVICE SHARES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,433)    $           -       $        (3,439)    $           -
          Realized gains (losses)                                 19                 -                 2,612                 -
          Unrealized appreciation (depreciation)
               during the year                                17,675                 -                68,119                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,261                 -                67,292                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                11,521                 -               148,854                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      348,164                 -               967,293                 -
          Transfers for contract
               benefits and terminations                        (818)                -               (20,647)                -
          Contract maintenance charges                           (94)                -                  (295)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             358,773                 -             1,095,205                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            375,034                 -             1,162,497                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       375,034     $           -       $     1,162,497     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      OPPENHEIMER MAIN STREET SMALL CAP
                                                          FUND/VA - SERVICE SHARES              PHOENIX CAPITAL GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        (1,224)    $           -       $      (860,005)    $    (1,210,766)
          Realized gains (losses)                                331                 -            (8,188,476)        (12,488,369)
          Unrealized appreciation (depreciation)
               during the year                                17,128                 -             9,782,072          14,944,314
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         16,235                 -               733,591           1,245,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                41,593                 -             1,568,683           2,224,743
          Transfers between Investment Options
               (including GIA/MVA), net                      366,411                 -            23,847,309         (12,633,701)
          Transfers for contract
               benefits and terminations                      (1,143)                -           (15,169,099)        (16,162,804)
          Contract maintenance charges                           (80)                -              (205,147)           (229,516)
          Net change to contracts in payout period               -                   -                  (588)                296
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             406,781                 -            10,041,158         (26,800,982)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            423,016                 -            10,774,749         (25,555,803)

Net assets at beginning of period                                -                   -            86,963,279         112,519,082
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       423,016     $           -       $    97,738,028     $    86,963,279
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES          PHOENIX MID-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (146,192)    $      (215,545)    $      (300,490)    $      (299,839)
          Realized gains (losses)                          1,102,645             531,094          (1,123,135)         (2,267,064)
          Unrealized appreciation (depreciation)
               during the year                            13,125,219           2,664,755           1,433,192           2,986,577
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     14,081,672           2,980,304               9,567             419,674
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,769,302          12,125,183             576,569             563,582
          Transfers between Investment Options
               (including GIA/MVA), net                    5,492,548          (1,682,317)         19,221,615          (7,072,638)
          Transfers for contract
               benefits and terminations                 (12,619,716)        (10,885,252)         (3,802,821)         (2,745,313)
          Contract maintenance charges                      (379,770)           (185,098)            (79,894)            (55,120)
          Net change to contracts in payout period              (886)              3,404                 160                 363
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,261,478            (624,080)         15,915,629          (9,309,126)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         18,343,150           2,356,224          15,925,196          (8,889,452)

Net assets at beginning of period                         90,057,798          87,701,574          20,150,827          29,040,279
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   108,400,948     $    90,057,798     $    36,076,023     $    20,150,827
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         PHOENIX MONEY MARKET SERIES       PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                    -------------------------------------  ----------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     2,048,928     $       706,114     $     4,412,668     $     3,849,984
          Realized gains (losses)                                -                   -              (480,006)           (913,772)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -             1,884,468          (2,521,091)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,048,928             706,114           5,817,130             415,121
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            14,106,036          18,781,746           7,188,721           7,771,585
          Transfers between Investment Options
               (including GIA/MVA), net                   25,485,301           5,278,922           4,951,052           6,188,311
          Transfers for contract
               benefits and terminations                 (28,270,279)        (30,250,339)        (15,952,559)        (17,248,344)
          Contract maintenance charges                      (286,434)           (284,773)           (274,718)           (211,692)
          Net change to contracts in payout period             3,333              19,152              (6,572)             (7,025)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          11,037,957          (6,455,292)         (4,094,076)         (3,507,165)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         13,086,885          (5,749,178)          1,723,054          (3,092,044)

Net assets at beginning of period                         56,229,780          61,978,958         109,741,211         112,833,255
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    69,316,665     $    56,229,780     $   111,464,265     $   109,741,211
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX MULTI-SECTOR SHORT TERM BOND
                                                                   SERIES                    PHOENIX STRATEGIC ALLOCATION SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,007,456     $       762,009     $       945,003     $       977,004
          Realized gains (losses)                             17,439             (40,788)          9,318,050           2,039,604
          Unrealized appreciation (depreciation)
               during the year                               341,930            (769,153)         (1,731,785)         (2,852,463)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,366,825             (47,932)          8,531,268             164,145
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               953,585           2,238,220           1,806,411           2,633,712
          Transfers between Investment Options
               (including GIA/MVA), net                      286,767           5,734,503         (10,305,341)         (9,194,592)
          Transfers for contract
               benefits and terminations                  (4,351,100)         (3,823,937)        (15,552,819)        (18,449,590)
          Contract maintenance charges                       (66,953)            (40,337)           (155,375)           (190,563)
          Net change to contracts in payout period             7,438                 513              16,594               1,468
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,170,263)          4,108,962         (24,190,530)        (25,199,565)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (1,803,438)          4,061,030         (15,659,262)        (25,035,420)

Net assets at beginning of period                         34,440,399          30,379,369          91,736,137         116,771,557
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,636,961     $    34,440,399     $    76,076,875     $    91,736,137
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-ABERDEEN INTERNATIONAL SERIES   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $     1,330,309     $     1,706,671     $      (262,538)    $      (189,932)
          Realized gains (losses)                            433,494            (976,640)            131,607           1,474,781
          Unrealized appreciation (depreciation)
               during the year                            24,280,993           7,975,983           3,391,312             734,853
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     26,044,796           8,706,014           3,260,381           2,019,702
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            15,927,161           4,256,858             604,353           1,904,567
          Transfers between Investment Options
               (including GIA/MVA), net                  151,460,404           5,275,979          18,610,054            (354,213)
          Transfers for contract
               benefits and terminations                 (11,211,331)         (8,179,607)         (2,128,377)         (1,193,564)
          Contract maintenance charges                      (290,176)           (133,889)            (73,650)            (23,238)
          Net change to contracts in payout period               560                 (88)               (288)                214
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         155,886,618           1,219,253          17,012,092             333,766
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets        181,931,414           9,925,267          20,272,473           2,353,468

Net assets at beginning of period                         63,544,839          53,619,572          15,538,703          13,185,235
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   245,476,253     $    63,544,839     $    35,811,176     $    15,538,703
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 36

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE     PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                              SECURITIES SERIES                   SERIES: AGGRESSIVE GROWTH
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (17,116)    $       250,482     $        36,501     $           -
          Realized gains (losses)                         10,524,487           5,764,332                (225)                -
          Unrealized appreciation (depreciation)
               during the year                            17,409,048           3,024,312             593,009                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     27,916,419           9,039,126             629,285                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            11,850,329           9,281,417           6,138,940                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    6,412,947            (683,220)          2,421,774                 -
          Transfers for contract
               benefits and terminations                 (11,762,761)         (8,144,457)           (192,029)                -
          Contract maintenance charges                      (253,473)           (140,996)               (600)                -
          Net change to contracts in payout period             1,626               3,398                   -                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,248,668             316,142           8,368,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         34,165,087           9,355,268           8,997,370                 -

Net assets at beginning of period                         76,155,368          66,800,100                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   110,320,455     $    76,155,368     $     8,997,370     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 37

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION    PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                               SERIES: GROWTH                         SERIES: MODERATE
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        42,464     $           -              $ 27,753     $           -
          Realized gains (losses)                            (14,711)                -                  (631)                -
          Unrealized appreciation (depreciation)
               during the year                               470,841                 -                94,363                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        498,594                 -               121,485                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             9,770,664                 -             1,205,790                 -
          Transfers between Investment Options
               (including GIA/MVA), net                     (941,566)                -             1,884,170                 -
          Transfers for contract
               benefits and terminations                    (662,688)                -              (131,895)                -
          Contract maintenance charges                        (1,108)                -                (4,082)                -
          Net change to contracts in payout period           (47,467)                -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,117,835                 -             2,953,983                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          8,616,429                 -             3,075,468                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,616,429     $           -       $     3,075,468     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 38

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    PHOENIX-S&P DYNAMIC ASSET ALLOCATION   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
                                                           SERIES: MODERATE GROWTH                         SERIES
                                                    -------------------------------------  ---------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        49,367     $           -       $      (634,711)    $      (752,272)
          Realized gains (losses)                              9,613                 -            10,501,539           5,794,262
          Unrealized appreciation (depreciation)
               during the year                               311,333                 -            (1,423,170)         (1,415,313)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        370,313                 -             8,443,658           3,626,677
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,589,897                 -            11,030,116           6,063,899
          Transfers between Investment Options
               (including GIA/MVA), net                    3,100,821                 -            (4,337,879)          2,200,199
          Transfers for contract
               benefits and terminations                    (171,680)                -            (9,073,424)         (7,498,256)
          Contract maintenance charges                        (3,492)                -              (191,975)           (148,432)
          Net change to contracts in payout period                 -                 -                  (582)              2,794
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           6,515,546                 -            (2,573,744)            620,204
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,885,859                 -             5,869,914           4,246,881

Net assets at beginning of period                                  -                 -            65,288,551          61,041,670
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                              $ 6,885,859     $           -       $    71,158,465     $    65,288,551
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 39

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                                VALUE SERIES                 PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (454,677)    $      (501,908)    $       158,105     $      (151,400)
          Realized gains (losses)                          7,428,464           2,759,782           9,971,865             890,708
          Unrealized appreciation (depreciation)
               during the year                            (1,175,324)           (379,060)         (1,018,034)          1,303,745
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,798,463           1,878,814           9,111,936           2,043,053
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             8,383,872           4,139,097             896,679           1,165,743
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,363,134)           (475,464)         (3,765,158)         (8,889,358)
          Transfers for contract
               benefits and terminations                  (5,257,504)         (4,390,898)         (8,096,984)        (10,968,482)
          Contract maintenance charges                      (115,633)            (96,275)           (148,245)           (142,700)
          Net change to contracts in payout period               357                 336                 725               3,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,647,958            (823,204)        (11,112,983)        (18,831,326)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,446,421           1,055,610          (2,001,047)        (16,788,273)

Net assets at beginning of period                         38,466,826          37,411,216          53,686,054          70,474,327
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    45,913,247     $    38,466,826     $    51,685,007     $    53,686,054
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 40

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500 INDEX    PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                    SERIES                         PORTFOLIO - ADVISOR CLASS
                                                    -------------------------------------   --------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (295,694)    $      (383,241)    $        10,300     $           -
          Realized gains (losses)                          1,089,063              45,283               4,573                 -
          Unrealized appreciation (depreciation)
               during the year                             4,987,054           1,059,280             (32,348)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,780,423             721,322             (17,475)                -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               606,838             934,332              90,320                 -
          Transfers between Investment Options
               (including GIA/MVA), net                   17,765,426          (1,551,325)            395,604                 -
          Transfers for contract
               benefits and terminations                  (8,763,743)         (9,084,198)             (7,023)                -
          Contract maintenance charges                       (46,191)            (51,210)               (120)                -
          Net change to contracts in payout period            28,844             (57,488)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           9,591,174          (9,809,889)            478,781                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         15,371,597          (9,088,567)            461,306                 -

Net assets at beginning of period                         49,040,620          58,129,187                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    64,412,217     $    49,040,620     $       461,306     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 41

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      PIMCO VIT REAL RETURN PORTFOLIO -      PIMCO VIT TOTAL RETURN PORTFOLIO -
                                                               ADVISOR CLASS                            ADVISOR CLASS
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $         7,205     $           -       $        46,233     $           -
          Realized gains (losses)                             17,517                 -                27,753                 -
          Unrealized appreciation (depreciation)
               during the year                               (22,122)                -               (15,350)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          2,600                 -                58,636                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                34,057                 -               132,039                 -
          Transfers between Investment Options
               (including GIA/MVA), net                      498,864                 -             5,418,763                 -
          Transfers for contract
               benefits and terminations                      (5,589)                -               (76,730)                -
          Contract maintenance charges                          (168)                -                (7,150)                -
          Net change to contracts in payout period               -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             527,164                 -             5,466,922                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets            529,764                 -             5,525,558                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       529,764     $           -       $     5,525,558     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 42

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                               LONG BOND FUND                  RYDEX VARIABLE TRUST NOVA FUND
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $        97,382     $      (132,231)    $       (22,438)    $       (57,827)
          Realized gains (losses)                           (334,612)           (373,402)            540,478             147,754
          Unrealized appreciation (depreciation)
               during the year                               714,017            (219,893)              6,112              (5,544)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        476,787            (725,526)            524,152              84,383
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                69,173             351,606              29,686              70,448
          Transfers between Investment Options
               (including GIA/MVA), net                   (1,548,208)           (697,142)         (2,301,485)            219,409
          Transfers for contract
               benefits and terminations                  (1,624,918)           (602,771)           (400,787)           (411,607)
          Contract maintenance charges                       (15,609)            (17,131)            (19,149)            (17,057)
          Net change to contracts in payout period            12,040                 119                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,107,522)           (965,319)         (2,691,735)           (138,807)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,630,735)         (1,690,845)         (2,167,583)            (54,424)

Net assets at beginning of period                          7,227,644           8,918,489           5,223,358           5,277,782
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,596,909     $     7,227,644     $     3,055,775     $     5,223,358
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 43

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                    RYDEX VARIABLE TRUST SECTOR ROTATION    TEMPLETON DEVELOPING MARKETS SECURITIES
                                                                    FUND                                FUND - CLASS 2
                                                    -------------------------------------   ---------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (102,568)    $       (57,925)    $        (7,870)    $          (399)
          Realized gains (losses)                            577,993              73,711              52,345              76,253
          Unrealized appreciation (depreciation)
               during the year                               107,051             521,392             893,125             709,469
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,476             537,178             937,600             785,323
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               358,279              74,956             110,741              21,013
          Transfers between Investment Options
               (including GIA/MVA), net                   (2,875,340)          5,072,670           1,818,646            (138,812)
          Transfers for contract
               benefits and terminations                    (901,909)           (355,352)           (773,166)           (583,769)
          Contract maintenance charges                       (23,954)            (13,189)             (4,627)             (5,839)
          Net change to contracts in payout period               -                   -                    66                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (3,442,924)          4,779,085           1,151,660            (707,407)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets         (2,860,448)          5,316,263           2,089,260              77,916

Net assets at beginning of period                          8,350,385           3,034,122           3,634,470           3,556,554
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     5,489,937     $     8,350,385     $     5,723,730     $     3,634,470
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 44

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                     TEMPLETON FOREIGN SECURITIES FUND -    TEMPLETON GLOBAL ASSET ALLOCATION FUND -
                                                                   CLASS 2                                  CLASS 2
                                                    -------------------------------------   ----------------------------------------
                                                          2006                2005                2006                2005
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from
      operations:

          Net investment income (loss)               $       (31,629)    $       (50,255)    $       283,559     $       121,381
          Realized gains (losses)                            128,014            (475,665)            333,165             (78,564)
          Unrealized appreciation (depreciation)
               during the year                             6,628,741           3,442,410             272,136              42,362
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      6,725,126           2,916,490             888,860              85,179
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               878,759           3,280,489              55,695              30,568
          Transfers between Investment Options
               (including GIA/MVA), net                    3,894,591           1,955,902            (168,332)           (249,480)
          Transfers for contract
               benefits and terminations                  (5,229,694)         (4,328,570)           (698,111)           (908,432)
          Contract maintenance charges                      (126,832)            (70,053)             (4,034)             (6,286)
          Net change to contracts in payout period               298                (500)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (582,878)            837,268            (814,782)         (1,133,630)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,142,248           3,753,758              74,078          (1,048,451)

Net assets at beginning of period                         35,750,402          31,996,644           4,982,023           6,030,474
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    41,892,650     $    35,750,402     $     5,056,101     $     4,982,023
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 45

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                      TEMPLETON GROWTH SECURITIES FUND -       VAN KAMPEN UIF EQUITY AND INCOME
                                                                  CLASS 2                            PORTFOLIO - CLASS II
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $       (35,497)    $       (96,004)    $          (475)    $           -
          Realized gains (losses)                          2,871,945             389,579               1,902                 -
          Unrealized appreciation (depreciation)
               during the year                             4,840,955           2,569,368               7,178                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,677,403           2,862,943               8,605                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,470,118           1,170,199              15,960                 -
          Transfers between Investment Options
               (including GIA/MVA), net                    1,467,828           1,916,343             216,858                 -
          Transfers for contract
               benefits and terminations                  (6,645,322)         (4,970,285)            (42,631)                -
          Contract maintenance charges                       (68,768)            (70,098)             (2,102)                -
          Net change to contracts in payout period               714              (3,351)                -                   -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             224,570          (1,957,192)            188,085                 -
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,901,973             905,751             196,690                 -

Net assets at beginning of period                         40,604,415          39,698,664                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    48,506,388     $    40,604,415     $       196,690     $           -
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 46

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                         WANGER INTERNATIONAL SELECT            WANGER INTERNATIONAL SMALL CAP
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (210,560)    $        86,706     $      (939,661)    $      (300,973)
          Realized gains (losses)                            685,569             262,426           7,941,803           4,646,176
          Unrealized appreciation (depreciation)
               during the year                             5,270,169           1,492,577          30,756,144          14,880,785
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      5,745,178           1,841,709          37,758,286          19,225,988
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,308,147           1,004,694           9,535,503           7,447,083
          Transfers between Investment Options
               (including GIA/MVA), net                    3,140,510           1,133,138          (3,096,874)         (3,398,266)
          Transfers for contract
               benefits and terminations                  (2,354,698)         (1,391,506)        (17,796,177)        (14,599,468)
          Contract maintenance charges                       (45,594)            (28,264)           (302,934)           (178,376)
          Net change to contracts in payout period               208                 (22)               (104)               (754)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,048,573             718,040         (11,660,586)        (10,729,781)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          7,793,751           2,559,749          26,097,700           8,496,207

Net assets at beginning of period                         14,782,359          12,222,610         111,676,401         103,180,194
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    22,576,110     $    14,782,359     $   137,774,101     $   111,676,401
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements
                                      SA - 47

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                  (CONTINUED)

                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                    -------------------------------------   -------------------------------------
                                                          2006                2005               (2006)              (2005)
                                                          ----                ----               ------              ------
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)               $      (238,474)    $      (256,613)    $    (1,295,598)    $    (1,789,745)
          Realized gains (losses)                          1,091,197           1,600,476          16,503,845          12,185,689
          Unrealized appreciation (depreciation)
               during the year                             3,234,944             329,816          (7,644,829)          1,755,127
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,087,667           1,673,679           7,563,418          12,151,071
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               935,707           1,624,286           2,837,021           3,342,877
          Transfers between Investment Options
               (including GIA/MVA), net                    4,798,571             159,509          (9,676,549)         (5,498,508)
          Transfers for contract
               benefits and terminations                  (2,841,564)         (2,350,266)        (21,153,543)        (21,484,091)
          Contract maintenance charges                       (55,421)            (52,724)           (252,913)           (273,579)
          Net change to contracts in payout period            (1,460)              1,602              (4,740)                191
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           2,835,833            (617,593)        (28,250,724)        (23,913,110)
                                                    -----------------   -----------------   -----------------   -----------------

          Total increase (decrease) in net assets          6,923,500           1,056,086         (20,687,306)        (11,762,039)

Net assets at beginning of period                         20,909,662          19,853,576         131,367,851         143,129,890
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    27,833,162     $    20,909,662     $   110,680,545     $   131,367,851
                                                    =================   =================   =================   =================

                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

             -------------------------------------------------------------------
              AIM V.I. Capital Appreciation Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Core Equity Fund - Class I
             -------------------------------------------------------------------
              AIM V.I. Mid Cap Core Equity Fund - Class I
             -------------------------------------------------------------------
              Alger American Leveraged AllCap Portfolio - Class O
             -------------------------------------------------------------------
              DWS Equity 500 Index Fund VIP - Class A
             -------------------------------------------------------------------
              Federated Fund for U.S. Government Securities II
             -------------------------------------------------------------------
              Federated High Income Bond Fund II - Primary Shares
             -------------------------------------------------------------------
              Fidelity VIP Contrafund(R) Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Opportunities Portfolio - Service Class
             -------------------------------------------------------------------
              Fidelity VIP Growth Portfolio - Service Class
             -------------------------------------------------------------------
              Franklin Income Securities Fund  - Class 2
             -------------------------------------------------------------------
              Lazard Retirement Small Cap Portfolio - Service Shares
             -------------------------------------------------------------------
              Lord Abbett Bond-Debenture Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Growth and Income Portfolio - Class VC
             -------------------------------------------------------------------
              Lord Abbett Mid-Cap Value Portfolio - Class VC
             -------------------------------------------------------------------
              Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
             -------------------------------------------------------------------
              Neuberger Berman AMT Fasciano Portfolio - Class S
             -------------------------------------------------------------------
              Neuberger Berman AMT Guardian Portfolio - Class S
             -------------------------------------------------------------------
              Oppenheimer Capital Appreciation Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Global Securities Fund/VA - Service Shares
             -------------------------------------------------------------------
              Oppenheimer Main Street Small Cap Fund/VA - Service Shares
             -------------------------------------------------------------------
              Phoenix Capital Growth Series
             -------------------------------------------------------------------
              Phoenix Growth and Income Series
             -------------------------------------------------------------------
              Phoenix Mid-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix Money Market Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Fixed Income Series
             -------------------------------------------------------------------
              Phoenix Multi-Sector Short Term Bond Series
             -------------------------------------------------------------------
              Phoenix Strategic Allocation Series
             -------------------------------------------------------------------
              Phoenix-Aberdeen International Series
             -------------------------------------------------------------------
              Phoenix-Alger Small-Cap Growth Series
             -------------------------------------------------------------------
              Phoenix-Duff & Phelps Real Estate Securities Series
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Growth
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate
             -------------------------------------------------------------------
              Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Mid-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Sanford Bernstein Small-Cap Value Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Comstock Series
             -------------------------------------------------------------------
              Phoenix-Van Kampen Equity 500 Index Series
             -------------------------------------------------------------------
              PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Real Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              PIMCO VIT Total Return Portfolio - Advisor Class
             -------------------------------------------------------------------
              Rydex Variable Trust Inverse Government Long Bond Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Nova Fund
             -------------------------------------------------------------------
              Rydex Variable Trust Sector Rotation Fund
             -------------------------------------------------------------------

             -------------------------------------------------------------------
              Templeton Developing Markets Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Foreign Securities Fund - Class 2
             -------------------------------------------------------------------
              Templeton Global Asset Allocation Fund - Class 2
             -------------------------------------------------------------------
              Templeton Growth Securities Fund - Class 2
             -------------------------------------------------------------------
              Van Kampen UIF Equity and Income Portfolio - Class II
             -------------------------------------------------------------------
              Wanger International Select
             -------------------------------------------------------------------
              Wanger International Small Cap
             -------------------------------------------------------------------
              Wanger Select
             -------------------------------------------------------------------
              Wanger U.S. Smaller Companies
             -------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                      PURCHASES                        SALES
-----------------                                                      ---------                        -----
   AIM V.I. Capital Appreciation Fund - Class I                    $     21,767,846                $    8,994,072
   AIM V.I. Core Equity Fund - Class I                                   23,149,144                     8,891,015
   AIM V.I. Mid Cap Core Equity Fund - Class I                            1,741,559                     2,786,536
   Alger American Leveraged AllCap Portfolio - Class O                    2,660,603                     6,258,579
   DWS Equity 500 Index Fund VIP - Class A                               35,452,768                    21,335,074
   Federated Fund for U.S. Government Securities II                      72,149,564                    28,968,264
   Federated High Income Bond Fund II - Primary Shares                    8,735,388                     8,599,061
   Fidelity VIP Contrafund(R) Portfolio - Service Class                  35,477,226                    21,314,224
   Fidelity VIP Growth Opportunities Portfolio - Service Class           27,121,338                     3,138,386
   Fidelity VIP Growth Portfolio - Service Class                          3,093,975                     9,808,268
   Franklin Income Securities Fund - Class 2                              9,179,312                       591,848
   Lazard Retirement Small Cap Portfolio - Service Shares                 1,195,660                     2,708,598
   Lord Abbett Bond-Debenture Portfolio - Class VC                        4,332,878                     4,096,295
   Lord Abbett Growth and Income Portfolio - Class VC                    39,844,873                    19,101,308
   Lord Abbett Mid-Cap Value Portfolio - Class VC                         4,651,406                     7,625,413
   Mutual Shares Securities Fund - Class 2                               22,483,909                     9,430,113
   Neuberger Berman AMT Fasciano Portfolio - S Class                         36,365                           234
   Neuberger Berman AMT Guardian Portfolio - S Class                        495,272                         4,028
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                359,682                         2,344
   Oppenheimer Global Securities Fund/VA - Service Shares                 1,258,965                       167,199
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               418,834                        13,278
   Phoenix Capital Growth Series                                         35,835,706                    26,657,734
   Phoenix Growth and Income Series                                      25,517,434                    21,405,389
   Phoenix Mid-Cap Growth Series                                         28,873,344                    13,258,926
   Phoenix Money Market Series                                           77,653,996                    64,563,527
   Phoenix Multi-Sector Fixed Income Series                              24,555,241                    24,240,741
   Phoenix Multi-Sector Short Term Bond Series                           10,126,384                    12,290,581
   Phoenix Strategic Allocation Series                                   13,901,858                    27,829,296
   Phoenix-Aberdeen International Series                                195,729,069                    38,514,413
   Phoenix-Alger Small-Cap Growth Series                                 22,776,109                     6,027,121
   Phoenix-Duff & Phelps Real Estate Securities Series                   40,600,102                    26,690,330
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth         8,743,806                       339,219
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                   12,717,132                     4,556,773
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                  3,243,207                       261,470
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth           7,142,751                       565,824
   Phoenix-Sanford Bernstein Mid-Cap Value Series                        27,904,911                    22,500,005
   Phoenix-Sanford Bernstein Small-Cap Value Series                      20,852,377                    13,136,300
   Phoenix-Van Kampen Comstock Series                                    13,025,838                    15,712,448
   Phoenix-Van Kampen Equity 500 Index Series                            21,868,710                    12,575,870
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         688,459                       197,744
   PIMCO VIT Real Return Portfolio - Advisor Class                          743,636                       195,428
   PIMCO VIT Total Return Portfolio - Advisor Class                       5,754,363                       211,909
   Rydex Variable Trust Inverse Government Long Bond Fund                   516,638                     3,527,083
   Rydex Variable Trust Nova Fund                                           280,717                     2,995,110
   Rydex Variable Trust Sector Rotation Fund                              3,873,604                     7,126,238
   Templeton Developing Markets Securities Fund - Class 2                 2,763,687                     1,620,027
   Templeton Foreign Securities Fund - Class 2                            9,150,640                     9,766,458
   Templeton Global Asset Allocation Fund - Class 2                         726,938                       944,724
   Templeton Growth Securities Fund - Class 2                            16,225,922                    14,571,280
   Van Kampen UIF Equity and Income Portfolio - Class II                    233,581                        45,470

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

INVESTMENT OPTION                                                        PURCHASES                     SALES
-----------------                                                        ---------                     -----
   Wanger International Select                                     $     13,091,833                $   11,254,354
   Wanger International Small Cap                                        24,488,920                    37,093,223
   Wanger Select                                                         10,216,666                     6,874,105
   Wanger U.S. Smaller Companies                                         10,817,496                    36,215,983
                                                                  ------------------              ----------------
                                                                   $  1,006,247,642                $  627,599,240
                                                                  ------------------              ----------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I              10,216,826  (3,975,324)    6,241,502   8,557,478  (2,159,678)   6,397,800
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                       22,944,072  (8,711,757)   14,232,315         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                  743,949  (2,367,324)   (1,623,375)  2,998,879  (2,314,518)     684,361
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        1,644,292  (4,127,831)   (2,483,539)  3,901,882  (6,467,908)  (2,566,026)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                   15,702,512  (9,290,712)    6,411,800  11,436,962  (6,076,135)   5,360,827
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          30,526,155 (11,525,171)   19,000,984  28,065,184 (11,701,108)  16,364,076
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares        2,665,351  (3,216,008)     (550,657)  6,056,444  (9,464,959)  (3,408,515)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class      10,008,641  (7,584,586)    2,424,055  14,907,112  (4,716,334)  10,190,778
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
   Service Class                                          13,071,437  (1,507,450)   11,563,987   5,844,162  (1,042,322)   4,801,840
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class              1,855,240  (5,842,712)   (3,987,472)  4,955,395  (6,406,763)  (1,451,368)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                  8,646,559    (527,101)    8,119,458         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares       701,464  (2,283,467)   (1,582,003)  6,567,186  (1,463,862)   5,103,324
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC            3,233,542  (3,700,893)     (467,351) 17,581,659  (2,502,976)  15,078,683
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC        30,405,900 (15,709,111)   14,696,789  98,809,794  (6,936,055)  91,873,739
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             2,792,606  (6,658,192)   (3,865,586) 23,331,509  (3,334,294)  19,997,215
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                    8,635,495  (3,420,718)    5,214,777   5,388,224  (2,864,532)   2,523,692
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class             38,140          (4)       38,136         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class            507,613      (1,664)      505,949         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
   Shares                                                    369,618        (961)      368,657         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares     1,252,276    (157,828)    1,094,448         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
   Shares                                                    434,687     (12,160)      422,527         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             25,435,382 (20,764,923)    4,670,459   4,131,727 (27,083,027) (22,951,300)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                          11,613,992 (11,362,354)      251,638  13,834,717 (17,157,327)  (3,322,610)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             17,721,122  (7,809,079)    9,912,043   4,120,461  (9,993,719)  (5,873,258)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               43,852,787 (37,380,774)    6,472,013  63,943,124 (69,380,927)  (5,437,803)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                   7,451,787  (9,650,888)   (2,199,101)  9,502,781 (12,224,320)  (2,721,539)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                8,074,225 (11,024,461)   (2,950,236) 13,967,499 (10,074,021)   3,893,478
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                        1,165,809 (12,420,925)  (11,255,116)  2,473,310 (15,042,138) (12,568,828)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     59,752,541 (14,190,073)   45,562,468  10,907,358 (11,600,691)    (693,333)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      5,938,807  (1,582,986)    4,355,821   1,387,935  (1,253,491)     134,444
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5,903,531  (4,599,446)    1,304,085   4,919,228  (4,615,947)     303,281
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
   Aggressive Grow                                         8,361,821    (275,525)    8,086,296         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth       12,404,054  (4,467,047)    7,937,007         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate      3,195,084    (246,196)    2,948,888         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                  6,948,636    (531,218)    6,417,418         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             5,797,117  (6,386,043)     (588,926)  5,333,498  (5,469,631)    (136,133)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           3,907,177  (3,201,941)      705,236   3,662,670  (3,886,962)    (224,292)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         1,790,724  (6,512,695)   (4,721,971)  1,470,387 (11,254,121)  (9,783,734)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                11,107,998  (6,781,070)    4,326,928   1,436,392  (7,942,014)  (6,505,622)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
   Advisor Class                                             673,529    (192,167)      481,362         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class              709,345    (187,001)      522,344         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class           5,543,834    (188,715)    5,355,119         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund       356,763  (3,760,602)   (3,403,839)  3,813,353  (5,082,368)  (1,269,015)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               167,502  (2,041,228)   (1,873,726)  1,584,304  (1,717,481)    (133,177)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  2,398,787  (4,788,737)   (2,389,950)  4,712,351  (1,194,836)   3,517,515
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1,724,838  (1,096,013)      628,825      19,892    (645,840)    (625,948)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                3,598,219  (4,139,805)     (541,586)  7,870,399  (8,068,585)    (198,186)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2              31,953    (464,389)     (432,436)     20,829    (685,096)    (664,267)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                 5,970,007  (5,577,230)      392,777   3,668,440  (4,908,291)  (1,239,851)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                        ----------------------------------------------------------------------------
                                                         For period ended December 31, 2006    For period ended December 31, 2005

                                                            UNITS      UNITS     NET INCREASE    UNITS       UNITS    NET INCREASE
                                                            -----      -----     ------------    -----       -----    ------------

INVESTMENT OPTION                                          ISSUED     REDEEMED    (DECREASE)     ISSUED    REDEEMED    (DECREASE)
-----------------                                          ------     --------    ----------     ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II        225,801     (41,736)      184,065         -           -            -
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                4,518,339  (3,653,645)      864,694   3,134,108  (3,087,722)      46,386
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             6,527,611  (9,321,154)   (2,793,543)  9,540,447 (12,719,953)  (3,179,506)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2,712,076  (2,051,770)      660,306   2,057,261  (2,290,185)    (232,924)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              1,938,534  (9,892,663)   (7,954,129)  3,336,175 (10,817,836)  (7,481,661)
------------------------------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2006           27,149        1.15  to       2.35       60,601           0.07%       0.90% to     1.95%      3.31%  to     5.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,907        1.10  to       2.24       44,483           0.08%       0.90% to     1.95%      4.23%  to     7.86%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,510        1.17  to       2.08       28,566               -       0.75% to     1.95%      2.28%  to     5.67%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,357        1.11  to       2.54       15,472               -       0.75% to     1.95%      1.32%  to    32.69%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,219        1.30  to       1.54        3,066               -       0.90% to     1.95%    (25.57%) to    (5.25%)

AIM V.I. Core Equity Fund - Class I
    2006(17)       14,232        1.08  to       1.09       15,458           0.81%       0.90% to     1.95%      7.73%  to     8.50%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

AIM V.I. Mid Cap Core Equity Fund - Class I
    2006            6,924        1.17  to        1.21       8,201           0.88%       0.50% to     1.95%      9.08%  to    10.69%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,548        1.07  to        1.09       9,222           0.52%       0.50% to     1.95%      5.53%  to     7.08%
------------------------------------------------------------------------------------------------------------------------------------
    2004(5)         7,864        1.02  to        1.02       7,992           2.09%       0.50% to     1.95%      1.83%  to     1.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Alger American Leveraged AllCap Portfolio - Class O

    2006            9,640        1.51  to       2.55       16,453               -       0.90% to     1.95%     12.55%  to    18.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,124        1.29  to       2.16       17,219               -       0.90% to     1.95%      0.18%  to    13.42%
------------------------------------------------------------------------------------------------------------------------------------
    2004           14,690        1.14  to       1.91       19,272               -       0.90% to     1.95%      6.08%  to     7.21%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,422        1.07  to       1.79       15,813               -       0.90% to     1.95%      1.18%  to    33.51%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,967        0.80  to       1.34        7,664           0.01%       0.90% to     1.95%    (34.97%) to  (13.66%)

DWS Equity 500 Index Fund VIP - Class A

    2006           32,362        1.18  to       2.71       79,149           1.17%       0.90% to     2.25%     (2.51%) to    14.49%
------------------------------------------------------------------------------------------------------------------------------------
    2005           25,950        1.04  to       2.37       56,171           1.42%       0.90% to     2.25%      0.27%  to     5.20%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,589        1.08  to       2.28       43,545           1.02%       0.50% to     2.25%     (0.16%) to     9.60%
------------------------------------------------------------------------------------------------------------------------------------
    2003           13,216        1.11  to       2.49       26,642           0.65%       0.50% to     1.95%      7.47%  to    27.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002            4,057        1.55  to       1.64        6,550           2.74%       0.90% to     1.95%    (23.56%) to    (8.91%)

Federated Fund for U.S. Government Securities II

    2006           91,224        1.02  to       2.77      209,018           3.86%       0.50% to     1.95%      0.14%  to     3.62%
------------------------------------------------------------------------------------------------------------------------------------
    2005           72,223        0.99  to       2.69      165,069           3.68%       0.50% to     1.95%     (0.93%) to     1.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           55,859        1.03  to       2.66      129,138           4.18%       0.50% to     1.95%      1.59%  to     3.09%
------------------------------------------------------------------------------------------------------------------------------------
    2003           43,612        1.01  to       2.59      100,951           3.71%       0.50% to     1.95%      0.37%  to     2.13%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,786        2.05  to       2.55       99,229           3.15%       0.50% to     1.95%      0.78%  to     8.07%

Federated High Income Bond Fund II - Primary Shares

    2006            8,838        1.12  to       3.14       23,709           8.64%       0.75% to     1.95%      0.13%  to     9.98%
------------------------------------------------------------------------------------------------------------------------------------
    2005            9,388        1.03  to       2.86       23,182           8.58%       0.75% to     1.95%      0.66%  to     1.89%
------------------------------------------------------------------------------------------------------------------------------------
    2004           12,797        1.16  to       2.81       31,179           7.96%       0.50% to     1.95%      8.31%  to     9.63%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,502        1.07  to       2.57       32,086           7.52%       0.50% to     1.95%      7.95%  to    21.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,335        1.77  to       2.00       13,375           7.28%       0.90% to     1.95%     (2.36%) to     4.09%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                    For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2006           35,546        1.24  to       3.40      100,303           1.13%       0.90%  to    1.95%      0.31%  to    10.59%
------------------------------------------------------------------------------------------------------------------------------------
    2005           33,122        1.13  to       3.08       84,975           0.17%       0.90%  to    1.95%      8.64%  to    15.80%
------------------------------------------------------------------------------------------------------------------------------------
    2004           22,931        1.28  to       2.66       51,567           0.21%       0.75%  to    1.95%     10.09%  to    14.30%
------------------------------------------------------------------------------------------------------------------------------------
    2003           15,576        1.13  to       2.50       30,712           0.28%       0.75%  to    1.95%      6.71%  to    33.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002            9,291        1.43  to       1.96       13,736           0.56%       0.75%  to    1.95%    (13.79%) to    (0.45%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2006           19,629        1.12  to       2.39       42,654           0.39%       0.90%  to    1.95%     (0.42%) to     4.36%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,065        1.08  to       2.30       16,245           0.52%       0.90%  to    1.95%      4.93%  to     8.77%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,263        1.17  to       2.13        5,432           0.44%       0.90%  to    1.95%      4.97%  to     6.10%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,993        1.11  to       2.01        4,538           0.59%       0.90%  to    1.95%      9.01%  to    28.49%
------------------------------------------------------------------------------------------------------------------------------------
    2002            2,411        1.09  to       1.57        2,737           0.75%       0.90%  to    1.95%    (23.17%) to    (2.92%)

Fidelity VIP Growth Portfolio - Service Class

    2006           20,603        1.12  to       2.93       36,134           0.29%       0.50%  to    1.95%      3.75%  to     6.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,590        1.07  to       2.76       40,518           0.38%       0.50%  to    1.95%      2.56%  to     5.34%
------------------------------------------------------------------------------------------------------------------------------------
    2004           26,041        1.14  to       2.62       39,498           0.15%       0.50%  to    1.95%     (2.21%) to     2.75%
------------------------------------------------------------------------------------------------------------------------------------
    2003           21,490        1.12  to       2.55       29,795           0.15%       0.50%  to    1.95%     10.55%  to    32.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           13,580        0.93  to       1.93       13,197           0.11%       0.50%  to    1.95%    (31.94%) to     8.69%

Franklin Income Securities Fund - Class 2

    2006(22)        8,119        1.04  to       1.11        8,983           0.68%       0.90% to     1.95%      3.11%  to    12.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lazard Retirement Small Cap Portfolio - Service Shares

    2006            3,521        1.24  to       1.26        4,403               -       0.90% to     1.95%     13.81%  to    15.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005(11)        5,103        1.09  to       1.10        5,571               -       0.90% to     1.95%      1.74%  to    12.13%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2006           14,611        1.09  to       1.11       16,072           6.00%       0.90% to     1.95%      0.62%  to     8.35%
------------------------------------------------------------------------------------------------------------------------------------
    2005(12)       15,079        1.02  to       1.02       15,385           7.32%       0.90% to     1.95%     (0.01%) to     4.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Lord Abbett Growth and Income Portfolio - Class VC

    2006          106,571        1.20  to       1.22      129,362           1.36%       0.90% to     1.95%      4.41%  to    16.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(140)      91,874        1.04  to       1.05       96,321           1.57%       0.90% to     1.95%      2.04%  to     8.58%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2006           16,132        1.18  to       1.21       19,312           0.46%       0.90% to     1.95%     (0.35%) to    11.22%
------------------------------------------------------------------------------------------------------------------------------------
    2005(10)       19,997        1.07  to       1.09       21,620           0.67%       0.90% to     1.95%     (0.79%) to    13.48%
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -              -           - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -              -           - to         -          -  to         -

Mutual Shares Securities Fund - Class 2

    2006           19,109        1.25 to        3.71       53,592          1.24%        0.90% to     1.95%      0.44%  to    17.32%
------------------------------------------------------------------------------------------------------------------------------------
    2005           13,894        1.08 to        3.16       35,252          0.84%        0.90% to     1.95%      5.11%  to     9.56%
------------------------------------------------------------------------------------------------------------------------------------
    2004           11,370        1.24 to        2.89       26,137          0.80%        0.75% to     1.95%      2.50%  to    11.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003            9,655        1.12 to        2.59       19,488          1.03%        0.75% to     1.95%      8.60%  to    25.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            7,046        1.11 to        2.09       10,992          0.94%        0.90% to     1.95%    (15.15%) to    (8.05%)

Neuberger Berman AMT Fasciano Portfolio - S Class

    2006(22)           38        0.96  to       0.97           37              -        0.90% to     1.80%     (4.34%) to     3.54%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Neuberger Berman AMT Guardian Portfolio - S Class

    2006(22)          506        1.04  to       1.06          534          1.29%        0.90% to     1.65%      4.35%  to    15.67%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Capital Appreciation Fund/VA - Service Shares

    2006(23)          369        1.01  to       1.03          375              -        0.90% to     1.80%      1.62%  to    12.46%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Global Securities Fund/VA - Service Shares

    2006(18)        1,094        1.06  to       1.07        1,162              -        0.90% to     1.95%      4.31%  to    14.51%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -

Oppenheimer Main Street Small Cap Fund/VA - Service Shares

    2006(21)          423        0.99  to       1.04          423              -        0.90% to     1.80%     (2.92%) to    12.11%
------------------------------------------------------------------------------------------------------------------------------------
    2005                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                 -           - to           -            -             -            - to         -          -  to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                 -           - to           -            -             -            - to         -          -  to         -


                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                 At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit               Net           Investment            Expense                   Total
                Units             Fair Value           Assets           Income             Ratio (2)                Return (3)
               (000's)        (Lowest to Highest)      (000's)         Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix Capital Growth Series

    2006           74,964        1.02 to        2.04       97,738          0.24%       0.90% to      1.95%       1.21% to     8.04%
------------------------------------------------------------------------------------------------------------------------------------
    2005           70,294        1.01 to        2.00       86,963          0.06%       0.90% to      1.95%       1.70% to     2.78%
------------------------------------------------------------------------------------------------------------------------------------
    2004           93,245        0.99 to        1.95      112,519          0.81%       0.90% to      1.95%       2.92% to     4.03%
------------------------------------------------------------------------------------------------------------------------------------
    2003          112,105        0.95 to        1.88      129,578          0.10%       0.90% to      1.95%       3.31% to    25.35%
------------------------------------------------------------------------------------------------------------------------------------
    2002          127,831        0.77 to        1.50      117,024              -       0.90% to      1.95%     (26.02%)to     6.51%

Phoenix Growth and Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           49,152        1.19 to        3.26      108,401          1.15%       0.75% to      1.95%       2.98% to    16.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           48,900        1.03 to        2.80       90,058          1.08%       0.75% to      1.95%      (0.36%)to     4.55%
------------------------------------------------------------------------------------------------------------------------------------
    2004           52,223        1.20 to        2.69       87,702          1.31%       0.75% to      1.95%       8.32% to     9.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           42,548        1.10 to        2.45       61,415          1.17%       0.75% to      1.95%       2.21% to    26.32%
------------------------------------------------------------------------------------------------------------------------------------
    2002           40,508        0.88 to        1.56       43,496          0.76%       0.90% to      1.95%     (23.75%)to    10.65%

Phoenix Mid-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           22,323        1.07 to        2.23       36,076              -       0.90% to      1.95%      (1.37%)to     3.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005           12,410        1.05 to        2.16       20,151              -       0.90% to      1.95%      (0.87%)to     3.24%
------------------------------------------------------------------------------------------------------------------------------------
    2004           18,284        1.12 to        2.10       29,040              -       0.90% to      1.95%       4.64% to     5.76%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,554        1.07 to        1.99       28,900              -       0.90% to      1.95%       2.47% to    27.67%
------------------------------------------------------------------------------------------------------------------------------------
    2002(4)        19,237        0.87 to        1.57       22,341              -       0.90% to      1.95%     (33.58%)to    (2.98%)

Phoenix Money Market Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           37,587        1.02 to        2.32       69,317          4.35%       0.75% to      2.25%      0.00%* to     3.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005           31,115        1.00 to        2.24       56,230          2.53%       0.75% to      1.95%      0.00%* to     1.81%
------------------------------------------------------------------------------------------------------------------------------------
    2004           36,553        0.99 to        2.20       61,979          0.77%       0.75% to      2.25%      (1.47%)to     0.04%
------------------------------------------------------------------------------------------------------------------------------------
    2003           41,970        1.00 to        2.20       77,573          0.68%       0.75% to      2.25%      (1.58%)to    (0.07%)
------------------------------------------------------------------------------------------------------------------------------------
    2002           48,747        1.25 to        2.21       85,897          1.41%       0.75% to      2.25%      (0.86%)to     0.51%

Phoenix Multi-Sector Fixed Income Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           43,905        1.06 to        3.20      111,464          5.34%       0.50% to      1.95%      (0.42%)to     6.31%
------------------------------------------------------------------------------------------------------------------------------------
    2005           46,104        1.01 to        3.02      109,741          4.82%       0.50% to      1.95%      (0.40%)to     1.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004           48,826        1.11 to        2.99      112,833          6.18%       0.50% to      1.95%       3.49% to     6.17%
------------------------------------------------------------------------------------------------------------------------------------
    2003           39,784        1.06 to        2.83       82,061          6.72%       0.75% to      1.95%       0.25% to    13.72%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)        39,381        1.50 to        2.49       68,574          7.14%       0.75% to      1.95%       2.05% to     9.01%

Phoenix Multi-Sector Short Term Bond Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           29,621        1.05 to        1.13       32,637          4.51%       0.90% to      1.95%       3.66% to     4.77%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,571        1.01 to        1.07       34,440          3.73%       0.90% to      1.95%      (0.87%)to     0.45%
------------------------------------------------------------------------------------------------------------------------------------
    2004           28,678        1.04 to        1.07       30,379          4.41%       0.75% to      1.95%       2.04% to     4.39%
------------------------------------------------------------------------------------------------------------------------------------
    2003(7)        17,461        1.02 to        1.03       17,859          5.05%       0.75% to      1.95%       0.12% to     5.00%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix Strategic Allocation Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,980        1.27 to        2.88       76,077          2.50%       0.75% to      1.95%      10.50% to    11.85%
------------------------------------------------------------------------------------------------------------------------------------
    2005           44,235        1.14 to        2.58       91,736          2.28%       0.75% to      1.95%      (1.80%)to     1.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004           56,804        1.14 to        2.55      116,772          2.58%       0.75% to      1.95%       5.36% to     6.65%
------------------------------------------------------------------------------------------------------------------------------------
    2003           64,416        1.08 to        2.39      123,911          2.66%       0.75% to      1.95%       4.65% to    18.79%
------------------------------------------------------------------------------------------------------------------------------------
    2002           68,375        1.52 to        1.93      110,311          2.78%       0.90% to      1.95%     (12.99%)to     3.07%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                                At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment          Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
    2006           74,181        1.49 to        4.56      245,476          2.59%       0.50% to      1.95%       0.55% to    26.74%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,619        1.19 to        3.59       63,545          4.47%       0.50% to      1.95%       6.72% to    17.98%
------------------------------------------------------------------------------------------------------------------------------------
    2004           29,312        1.40 to        3.05       53,620          2.92%       0.50% to      1.95%      15.17% to    20.18%
------------------------------------------------------------------------------------------------------------------------------------
    2003           25,479        1.18 to        2.53       38,468          1.92%       0.50% to      1.95%      10.60% to    41.66%
------------------------------------------------------------------------------------------------------------------------------------
    2002           23,100        1.06 to        1.73       26,490          1.04%       0.90% to      1.95%     (19.73%)to    12.13%

Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
    2006            8,834        1.36 to        4.22       35,811          0.02%       0.75% to      1.95%      10.22% to    18.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005            4,478        1.16 to        3.56       15,539              -       0.75% to      1.95%      (2.25%)to    16.43%
------------------------------------------------------------------------------------------------------------------------------------
    2004            4,344        1.15 to        3.10       13,185              -       0.75% to      1.95%      (9.64%)to     1.36%
------------------------------------------------------------------------------------------------------------------------------------
    2003            2,544        1.15 to        3.06        7,643              -       0.75% to      1.95%      (3.45%)to    53.14%
------------------------------------------------------------------------------------------------------------------------------------
    2002(9)           151        2.00 to        2.01          304              -       0.90% to      1.80%      (9.32%)to    (0.36%)

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           17,101        1.48 to        9.25      110,320          1.34%       0.50% to      1.95%       9.68% to    36.38%
------------------------------------------------------------------------------------------------------------------------------------
    2005           15,797        1.10 to        6.81       76,155          1.74%       0.50% to      1.95%       0.03% to    14.52%
------------------------------------------------------------------------------------------------------------------------------------
    2004           15,493        1.55 to        5.97       66,800          2.50%       0.50% to      1.95%      27.28% to    34.02%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,497        1.17 to        4.47       47,159          3.40%       0.50% to      1.95%      14.00% to    39.52%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,061        2.00 to        3.26       33,487          3.99%       0.50% to      1.95%      (3.09%)to    11.07%

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    2006(14)        8,086        1.11 to        1.12        8,997          2.36%       0.90% to      1.80%       1.29% to    14.96%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Growth

    2006(16)        7,937        1.04 to        1.09        8,616          1.94%       0.90% to      1.80%       0.83% to    10.56%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate

    2006(15)        2,949        1.03 to        1.05        3,075          4.46%       0.90% to      1.95%       0.05% to     6.87%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth

    2006(13)        6,417        1.04 to        1.08        6,886          3.72%       0.90% to      1.95%       2.55% to    10.27%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                     Total
                Units            Fair Value            Assets           Income          Ratio (2)                  Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2006           19,888        1.20 to        5.53       71,158          0.42%       0.50% to      1.95%       6.75% to    14.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           20,477        1.06 to        4.87       65,289          0.11%       0.50% to      1.95%      (1.55%)to     7.19%
------------------------------------------------------------------------------------------------------------------------------------
    2004           20,613        1.42 to        4.58       61,042          0.18%       0.50% to      1.95%      18.06% to    19.80%
------------------------------------------------------------------------------------------------------------------------------------
    2003           18,073        1.20 to        3.85       42,763          0.21%       0.50% to      1.95%      16.68% to    40.27%
------------------------------------------------------------------------------------------------------------------------------------
    2002           17,309        0.98 to        2.77       28,275          0.97%       0.50% to      1.95%     (19.45%)to     6.91%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2006           11,112        1.23 to        4.80       45,913          0.23%       0.90% to      1.95%       9.44% to    15.70%
------------------------------------------------------------------------------------------------------------------------------------
    2005           10,407        1.07 to        4.15       38,467              -       0.90% to      1.95%       0.56% to     6.50%
------------------------------------------------------------------------------------------------------------------------------------
    2004           10,631        1.48 to        3.90       37,411              -       0.75% to      1.95%      10.85% to    21.57%
------------------------------------------------------------------------------------------------------------------------------------
    2003            8,866        1.23 to        3.21       26,107              -       0.90% to      1.95%      20.19% to    42.57%
------------------------------------------------------------------------------------------------------------------------------------
    2002            8,376        1.91 to        2.25       17,766          0.60%       0.90% to      1.95%     (20.21%)to     4.51%

Phoenix-Van Kampen Comstock Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           19,855        1.25 to        3.49       51,685          1.64%       0.50% to      1.95%      10.13% to    20.30%
------------------------------------------------------------------------------------------------------------------------------------
    2005           24,577        1.24 to        2.91       53,686          1.10%       0.50% to      1.95%      (1.86%)to     4.90%
------------------------------------------------------------------------------------------------------------------------------------
    2004           34,361        1.20 to        2.79       70,474          0.97%       0.50% to      1.95%      10.71% to    11.90%
------------------------------------------------------------------------------------------------------------------------------------
    2003           26,606        1.08 to        2.49       48,713          0.94%       0.90% to      1.95%       4.39% to    22.76%
------------------------------------------------------------------------------------------------------------------------------------
    2002           22,753        1.09 to        2.03       34,335          0.93%       0.90% to      1.95%     (23.18%)to     8.62%

Phoenix-Van Kampen Equity 500 Index Series

------------------------------------------------------------------------------------------------------------------------------------
    2006           32,875        1.17 to        2.41       64,412          1.34%       0.90% to      2.25%       3.06% to    13.19%
------------------------------------------------------------------------------------------------------------------------------------
    2005           28,548        1.22 to        2.13       49,041          1.22%       0.90% to      2.25%      (4.47%)to     2.76%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,053        1.20 to        2.08       58,129          1.47%       0.90% to      2.25%       3.40% to     8.85%
------------------------------------------------------------------------------------------------------------------------------------
    2003           34,336        1.11 to        1.91       51,046          1.17%       0.90% to      2.25%      10.77% to    25.09%
------------------------------------------------------------------------------------------------------------------------------------
    2002           28,730        0.91 to        1.53       31,487          0.94%       0.90% to      2.25%     (25.40%)to    (0.72%)

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class

    2006(18)          481        0.95 to        1.00          461         15.20%       0.90% to      1.80%      (7.64%)to    (3.51%)
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Real Return Portfolio - Advisor Class

    2006(21)          522        1.00 to        1.02          530          4.51%       1.10% to      1.80%      (1.72%)to     2.65%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

PIMCO VIT Total Return Portfolio - Advisor Class

    2006(19)        5,355        1.01 to        1.04        5,526          4.56%       0.90% to      1.85%      (1.22%)to     4.15%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                    Unit                 Net          Investment         Expense                    Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Rydex Variable Trust Inverse Government Long Bond Fund

    2006            5,007        0.82 to        0.94        4,597          3.12%       0.90% to      1.95%       6.01% to     7.14%
------------------------------------------------------------------------------------------------------------------------------------
    2005            8,410        0.77 to        0.88        7,228              -       0.90% to      1.95%      (7.08%)to    (6.09%)
------------------------------------------------------------------------------------------------------------------------------------
    2004            9,679        0.83 to        0.93        8,918              -       0.90% to      1.95%     (12.41%)to    (7.00%)
------------------------------------------------------------------------------------------------------------------------------------
    2003(8)         5,403        0.94 to        1.05        5,669              -       0.90% to      1.95%      (5.81%)to     9.53%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Nova Fund

    2006            1,853        1.62 to        1.68        3,056          0.93%       0.90% to      1.95%       0.95% to    18.20%
------------------------------------------------------------------------------------------------------------------------------------
    2005            3,727        1.35 to        1.43        5,223          0.37%       0.90% to      1.95%       1.95% to     6.03%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,860        1.32 to        1.38        5,278          0.05%       0.90% to      1.95%      10.83% to    13.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,921        1.17 to        1.22        3,545              -       0.90% to      1.85%       2.37% to    20.71%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Rydex Variable Trust Sector Rotation Fund

    2006            3,541        1.22 to        1.58        5,490              -       0.90% to      1.95%      (0.47%)to    10.39%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,931        1.35 to        1.43        8,350              -       0.90% to      1.95%      11.50% to    12.69%
------------------------------------------------------------------------------------------------------------------------------------
    2004            2,414        1.20 to        1.27        3,034              -       0.90% to      1.95%       5.09% to    12.91%
------------------------------------------------------------------------------------------------------------------------------------
    2003(6)         2,363        1.10 to        1.16        2,724              -       0.90% to      1.80%       0.46% to    16.17%
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Templeton Developing Markets Securities Fund - Class 2

    2006            3,217        1.06 to        5.43        5,724          1.07%       0.90% to      1.80%       0.88% to    26.94%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,588        1.09 to        3.50        3,634          1.30%       0.90% to      1.60%      25.40% to    26.28%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,214        0.87 to        2.77        3,557          1.81%       0.90% to      1.60%       5.78% to    23.59%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,064        0.70 to        2.77        3,591          1.17%       0.90% to      1.60%      50.55% to    51.62%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,087        0.47 to        1.83        2,935          1.41%       0.90% to      1.60%      (1.74%)to    (1.05%)

Templeton Foreign Securities Fund - Class 2

    2006           15,754        1.32 to        3.85       41,893          1.24%       0.50% to      1.95%       3.00% to    20.84%
------------------------------------------------------------------------------------------------------------------------------------
    2005           16,296        1.11 to        3.19       35,750          1.19%       0.50% to      1.95%       4.77% to     9.62%
------------------------------------------------------------------------------------------------------------------------------------
    2004           16,494        1.36 to        2.91       31,997          1.06%       0.50% to      1.95%      11.51% to    17.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003           14,981        1.16 to        2.46       23,427          1.68%       0.50% to      1.95%       8.87% to    32.63%
------------------------------------------------------------------------------------------------------------------------------------
    2002           14,553        0.91 to        1.87       16,461          1.72%       0.50% to      1.95%     (22.10%)to    (0.22%)

Templeton Global Asset Allocation Fund - Class 2

    2006            2,408        2.02 to        3.41        5,056          7.06%       0.90% to      1.60%      19.18% to    20.03%
------------------------------------------------------------------------------------------------------------------------------------
    2005            2,840        1.69 to        2.84        4,982          3.68%       0.90% to      1.60%       1.90% to     2.63%
------------------------------------------------------------------------------------------------------------------------------------
    2004            3,504        1.65 to        2.77        6,030          2.82%       0.90% to      1.60%      13.87% to    14.68%
------------------------------------------------------------------------------------------------------------------------------------
    2003            4,340        1.45 to        2.42        6,504          2.58%       0.90% to      1.60%      29.84% to    30.77%
------------------------------------------------------------------------------------------------------------------------------------
    2002            5,013        1.11 to        1.85        5,861          1.78%       0.90% to      1.60%      (5.92%)to    (5.25%)

Templeton Growth Securities Fund - Class 2

    2006           18,181        1.30 to        3.76       48,506          1.28%       0.75% to      1.95%      10.08% to    20.90%
------------------------------------------------------------------------------------------------------------------------------------
    2005           17,788        1.41 to        3.12       40,604          1.15%       0.75% to      1.95%       2.80% to     8.05%
------------------------------------------------------------------------------------------------------------------------------------
    2004           19,028        1.32 to        2.90       39,699          1.22%       0.75% to      1.95%      13.76% to    15.16%
------------------------------------------------------------------------------------------------------------------------------------
    2003           19,585        1.15 to        2.53       35,681          1.50%       0.75% to      1.95%       8.13% to    33.82%
------------------------------------------------------------------------------------------------------------------------------------
    2002           20,477        1.09 to        1.94       25,439          2.30%       0.90% to      1.95%     (21.64%)to    (0.71%)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                     Total
                Units             Fair Value            Assets          Income           Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Van Kampen UIF Equity and Income Portfolio - Class II

  2006(20)            184        1.03 to        1.07          197          0.25%       0.90% to      1.80%       0.63% to    11.06%
------------------------------------------------------------------------------------------------------------------------------------
    2005                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2004                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2003                -           - to           -            -              -           - to          -           - to         -
------------------------------------------------------------------------------------------------------------------------------------
    2002                -           - to           -            -              -           - to          -           - to         -

Wanger International Select

    2006            6,205        1.55 to        4.89       22,576          0.30%       0.90% to      1.95%       7.84% to    34.78%
------------------------------------------------------------------------------------------------------------------------------------
    2005            5,340        1.16 to        3.63       14,782          1.97%       0.90% to      1.95%       8.99% to    16.12%
------------------------------------------------------------------------------------------------------------------------------------
    2004            5,295        1.83 to        3.15       12,223          0.33%       0.90% to      1.95%       2.86% to    24.94%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,475        1.49 to        2.55       10,408          0.29%       0.75% to      1.95%      12.89% to    39.97%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,877        1.07 to        1.95        5,404              -       0.75% to      1.80%     (16.65%)to     0.25%

Wanger International Small Cap

    2006           29,983        1.57 to        5.97      137,774          0.57%       0.50% to      1.95%      15.04% to    36.48%
------------------------------------------------------------------------------------------------------------------------------------
    2005           32,777        1.17 to        4.38      111,676          1.04%       0.50% to      1.95%       4.90% to    20.92%
------------------------------------------------------------------------------------------------------------------------------------
    2004           35,956        1.59 to        3.62      103,180          0.70%       0.50% to      1.95%      19.04% to    29.62%
------------------------------------------------------------------------------------------------------------------------------------
    2003           37,064        1.24 to        2.79       83,580          0.30%       0.50% to      1.95%      11.28% to    48.12%
------------------------------------------------------------------------------------------------------------------------------------
    2002           32,650        0.97 to        1.89       51,249              -       0.50% to      1.95%     (21.57%)to    11.84%

Wanger Select

    2006            7,310        1.33 to        4.90       27,833          0.36%       0.90% to      1.95%      12.14% to    18.63%
------------------------------------------------------------------------------------------------------------------------------------
    2005            6,650        1.13 to        4.13       20,910              -       0.90% to      1.95%       8.34% to    10.01%
------------------------------------------------------------------------------------------------------------------------------------
    2004            6,883        1.25 to        3.78       19,854              -       0.75% to      1.95%       7.50% to    18.23%
------------------------------------------------------------------------------------------------------------------------------------
    2003            5,538        1.06 to        3.21       13,348              -       0.90% to      1.95%       2.89% to    29.55%
------------------------------------------------------------------------------------------------------------------------------------
    2002            3,854        1.44 to        2.49        7,096              -       0.75% to      1.95%      (9.10%)to     3.47%


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                               At December 31,                                       For the periods ended December 31,
             -----------------------------------------------------    --------------------------------------------------------------
                                     Unit                Net          Investment         Expense                    Total
                Units            Fair Value             Assets         Income            Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)      (000's)        Ratio (1)      (Lowest to Highest)       (Lowest to Highest)
             -----------------------------------------------------    --------------------------------------------------------------

Wanger U.S. Smaller Companies

    2006           30,670        1.16 to        4.15      110,681          0.24%       0.50% to      1.95%       0.11% to     7.34%
------------------------------------------------------------------------------------------------------------------------------------
    2005           38,624        1.09 to        3.86      131,368              -       0.50% to      1.95%       4.99% to    10.70%
------------------------------------------------------------------------------------------------------------------------------------
    2004           46,105        1.34 to        3.49      143,130              -       0.50% to      1.95%      12.12% to    17.74%
------------------------------------------------------------------------------------------------------------------------------------
    2003           50,151        1.15 to        2.96      133,745              -       0.50% to      1.95%       9.31% to    45.47%
------------------------------------------------------------------------------------------------------------------------------------
    2002           53,871        1.66 to        2.08      102,127              -       0.50% to      1.95%     (20.44%)to     2.48%












* Amount is less than 0.005%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the
Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment
Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be
active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.


(4) From inception February 14, 2002 to December 31, (2002.)      (14) From inception February 14, 2006 to December 31, (2006.)
(5) From inception November 13, 2002 to December 31, (2002.)      (15) From inception February 17, 2006 to December 31, (2006.)
(6) From inception June 3, 2003 to December 31, (2003.)           (16) From inception March 10, 2006 to December 31, (2006.)
(7) From inception June 4, 2003 to December 31, (2003.)           (17) From inception April 28, 2006 to December 31, (2006.)
(8) From inception June 5, 2003 to December 31, (2003.)           (18) From inception May 3, 2006 to December 31, (2006.)
(9) From inception June 22, 2004 to December 31, (2004.)          (19) From inception May 4, 2006 to December 31, (2006.)
(10) From inception April 22, 2005 to December 31, (2005.)        (20) From inception May 8, 2006 to December 31, (2006.)
(11) From inception April 28, 2005 to December 31, (2005.)        (21) From inception May 9, 2006 to December 31, (2006.)
(12) From inception April 29, 2005 to December 31, (2005.)        (22) From inception May 10, 2006 to December 31, (2006.)
(13) From inception February 9, 2006 to December 31, (2006.)      (23) From inception May 18, 2006 to December 31, (2006.)

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $6,048,261 and $4,085,428 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $25,040,784 and $2,492,747 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value`s net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)`s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

PRICEWATERHOUSECOOPERS[Logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590


             Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
March 23, 2007

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION

56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Registered Public
  Accounting Firm...................................................     F-3

Balance Sheet as of December 31, 2006 and 2005......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31,
  2006, 2005 and 2004...............................................     F-5

Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004..................................     F-6

Notes to Financial Statements.......................................  F-7 - F-25

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                  2006            2005
                                                                                             --------------- ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,050,989   $   2,789,491
Policy loans, at unpaid principal balances................................................          15,542           8,171
Other investments.........................................................................           1,612           1,129
                                                                                              --------------   -------------
Total investments.........................................................................       2,068,143       2,798,791
Cash and cash equivalents.................................................................          47,127          25,818
Accrued investment income.................................................................          19,882          30,837
Deferred policy acquisition costs.........................................................         703,794         529,315
Receivable from related parties...........................................................             300          31,355
Other assets..............................................................................          39,751          25,354
Separate account assets...................................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   1,491,367   $   2,256,129
Policy liabilities and accruals...........................................................         689,059         487,573
Deferred income taxes.....................................................................          96,654          73,356
Payable to related parties................................................................          25,081          66,551
Other liabilities.........................................................................          26,576          15,598
Separate account liabilities..............................................................       2,953,063       2,537,685
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,281,800       5,436,892
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 14)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
  authorized; 500 shares issued...........................................................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          47,215          37,134
Accumulated other comprehensive loss......................................................          (2,689)           (605)
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         550,260         542,263
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,832,060   $   5,979,155
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                 2006             2005             2004
                                                                            ---------------  ---------------  ---------------

REVENUES:
Premiums.................................................................  $      13,575    $       9,521    $       7,367
Insurance and investment product fees....................................        180,498          109,270           83,300
Investment income, net of expenses.......................................        129,325          154,374          143,862
Net realized investment gains (losses)...................................         (2,460)         (10,569)           5,121
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................        320,938          262,596          239,650
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits..........................................................        151,285          130,279          136,760
Policy acquisition cost amortization.....................................         91,168           80,402           45,027
Other operating expenses.................................................         65,388           50,493           35,683
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................        307,841          261,174          217,470
                                                                           ---------------  ---------------  ---------------
Income before income taxes...............................................         13,097            1,422           22,180
Applicable income taxes (benefit)........................................          3,016           (2,801)           5,465
                                                                           ---------------   --------------   --------------
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ===============  ===============  ===============

FEES PAID TO RELATED PARTIES (NOTE 9)

COMPREHENSIVE INCOME:
NET INCOME...............................................................  $      10,081    $       4,223    $      16,715
                                                                           ---------------  ---------------  ---------------
Net unrealized investment losses.........................................         (1,277)          (9,986)         (14,802)
Net unrealized derivative instruments losses.............................           (807)            (335)            (336)
                                                                           ---------------  ---------------  ---------------
OTHER COMPREHENSIVE LOSS.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................  $       7,997    $      (6,098)   $       1,577
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................  $          --    $          --    $      19,000

RETAINED EARNINGS:
Net income...............................................................         10,081            4,223           16,715

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.................................................         (2,084)         (10,321)         (15,138)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY...........................................          7,997           (6,098)          20,577
Stockholder's equity, beginning of year..................................        542,263          548,361          527,784
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     550,260    $     542,263    $     548,361
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                               2006             2005              2004
                                                                         ---------------- ----------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................  $       10,081   $        4,223    $       16,715
Net realized investment (gains) losses.................................           2,460           10,569            (5,121)
Investment (gains) losses..............................................           4,206          (15,293)           (5,634)
Deferred income taxes..................................................          24,419           15,512            15,627
Increase in deferred policy acquisition costs..........................        (179,410)         (56,634)          (61,761)
Increase in policy liabilities and accruals............................         210,368          155,315           135,384
Other assets and other liabilities change..............................          (8,163)          34,725           (19,262)
                                                                         ---------------- ----------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................          63,961          148,417            75,948
                                                                         ---------------- ----------------  ----------------

INVESTING ACTIVITIES:
Investment purchases...................................................      (1,007,973)      (1,148,093)       (1,506,835)
Investment sales, repayments and maturities............................       1,728,360        1,357,687         1,503,161
                                                                         ---------------- ----------------  ----------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................         720,387          209,594            (3,674)
                                                                         ---------------- ----------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits.....................................         223,309          236,099           365,166
Policyholder deposit fund withdrawals..................................        (986,348)        (607,890)         (497,814)
Capital contributions from parent......................................              --               --            19,000
                                                                         ---------------- ----------------  ----------------
CASH FOR FINANCING ACTIVITIES..........................................        (763,039)        (371,791)         (113,648)
                                                                         ---------------- ----------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................          21,309          (13,780)          (41,374)
Cash and cash equivalents, beginning of year...........................          25,818           39,598            80,972
                                                                         ---------------- ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       47,127   $       25,818    $       39,598
                                                                         ================ ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2005 and 2004 to conform with the 2006 presentation.


2.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

In preparing these financial statements in conformity with accounting principles generally accepted in the United States, or GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements", or SAB 108. SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments", or SFAS 155. SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or FSP 115-1. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants, or AICPA, Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities", or SFAS 159. SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007, and early adoption is permitted provided the entity also elects to apply the provisions of SFAS No. 157, Fair Value Measurements, at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements", or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. We are currently assessing the impact of SFAS 157 on our financial position and results of operations.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on our GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140", or SFAS 156. SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We do not expect our adoption of SFAS 156 to have a material impact on our financial statements.

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts", or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", or SFAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. Our adoption is not expected to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits, or EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition cost balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


    o  the extent and the duration of the decline;
    o the reasons for the decline in value (credit event, interest related or market fluctuations);
    o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
    o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.  REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure up to 90% of the mortality risk on most new issues of term insurance.
    o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
    o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued before January 1, 2000, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
    o We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

                                                                                        YEAR ENDED DECEMBER 31,
DIRECT BUSINESS AND REINSURANCE:                                            ------------------------------------------------
($ in thousands)                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct premiums..........................................................   $      71,350    $      55,277   $      43,348
Premiums ceded to reinsurers.............................................         (57,775)         (45,756)        (35,981)
                                                                            ---------------  --------------- ---------------
PREMIUMS.................................................................   $      13,575    $       9,521   $       7,367
                                                                            ===============  =============== ===============

Direct policy benefits incurred..........................................   $      54,055    $      15,538   $      37,846
Policy benefits assumed from reinsureds..................................             965              381             286
Policy benefits ceded to reinsurers......................................         (26,398)          (9,572)        (26,767)
                                                                            ---------------  --------------- ---------------
POLICY BENEFITS..........................................................   $      28,622    $       6,347   $      11,365
                                                                            ===============  =============== ===============

Direct life insurance in-force...........................................   $  55,175,351    $  41,566,483   $  30,623,344
Life insurance in-force assumed from reinsureds..........................         104,826          135,447         155,964
Life insurance in-force ceded to reinsurers..............................     (40,820,818)     (30,459,568)    (23,057,775)
                                                                            ---------------  --------------- ---------------
LIFE INSURANCE IN-FORCE..................................................   $  14,459,359    $  11,242,362   $   7,721,533
                                                                            ===============  =============== ===============
Percentage of amount assumed to net insurance in-force...................           0.72%            1.20%           2.02%
                                                                            ===============  =============== ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $122.7 million, $123.9 million and $125.4 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.  DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Direct acquisition costs deferred........................................   $     270,577    $     137,036   $     106,788
Recurring costs amortized to expense.....................................         (92,255)         (86,608)        (45,027)
Credit related to investment gains or losses.............................           1,087            6,206              --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 11).......................          (4,930)          39,223            (912)
                                                                            ---------------  --------------- ---------------
Change in deferred policy acquisition costs..............................         174,479           95,857          60,849
Deferred policy acquisition costs, beginning of year.....................         529,315          433,458         372,609
                                                                            ---------------  --------------- ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     703,794    $     529,315   $     433,458
                                                                            ===============  =============== ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition costs unlocking that resulted from these updated assumptions, along with related adjustments, resulted in an overall $6.7 million pre-tax charge to net income. The change in deferred policy acquisition costs also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $1.3 million, benefit reserves by $4.5 million, reinsurance liabilities by $1.2 million and decreased amortization by $0.4 million.

During 2005, amortization of deferred policy acquisition costs was increased by an unlocking of assumptions. The 2005 unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.


5.  POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 14.0%, less administrative charges.


6.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES


FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           -----------------------------------------------------------------
                                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $     92,579     $     93,425     $    124,552    $    125,673
State and political subdivision..........................        15,900           16,281           28,585          28,934
Foreign government.......................................        49,884           46,505           73,412          69,275
Corporate................................................     1,157,781        1,172,275        1,490,696       1,506,917
Mortgage-backed..........................................       452,641          455,739          648,124         649,346
Other asset-backed.......................................       282,204          280,086          424,122         425,634
                                                           ---------------  ---------------  --------------- ---------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $  2,050,989     $  2,064,311     $  2,789,491    $  2,805,779
                                                           ===============  ===============  =============== ===============

The non-income producing debt securities owned as of December 31, 2006 and 2005 are immaterial to our financials.

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  --------------- ---------------

U.S. government and agency...............................  $         295    $      (1,141)   $         369   $      (1,490)
State and political subdivision..........................             17             (398)             239            (588)
Foreign government.......................................          3,590             (211)           4,539            (402)
Corporate................................................          6,523          (21,017)          14,560         (30,781)
Mortgage-backed..........................................          2,862           (5,960)           6,141          (7,363)
Other asset-backed.......................................          3,857           (1,739)           2,052          (3,564)
                                                           ---------------  ---------------  --------------- ---------------
DEBT SECURITIES GAINS AND LOSSES.........................  $      17,144    $     (30,466)   $      27,900   $     (44,188)
                                                           ===============  ===============  =============== ===============
DEBT SECURITIES NET LOSSES...............................  $     (13,322)                    $     (16,288)
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT SECURITIES:                            ---------------------------------------------------------------------------------
($ in thousands)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $      5,643  $       (19)  $    50,878  $    (1,122)  $    56,521  $    (1,141)
State and political subdivision...........         1,014           (3)       14,367         (395)       15,381         (398)
Foreign government........................         4,024          (10)        9,323         (201)       13,347         (211)
Corporate.................................       152,344       (1,595)      689,660      (19,422)      842,004      (21,017)
Mortgage-backed...........................        78,465         (693)      257,905       (5,267)      336,370       (5,960)
Other asset-backed........................        53,844         (171)      102,302       (1,568)      156,146       (1,739)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    295,334  $    (2,491)  $ 1,124,435  $   (27,975)  $ 1,419,769  $   (30,466)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     20,190  $      (377)  $    90,763  $    (3,859)  $   110,953  $    (4,236)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $       (45)               $      (550)               $      (595)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.


AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in thousands):                              LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------- ------------  ------------ ------------  ------------ ------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            -------------- ------------  ------------ ------------  ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============== ============ ============ ============  ============ ============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============== ============ ============ ============  ============ ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006 and 2005, we had on deposit securities with a fair value of $8.2 million and $8.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $     127,977    $     155,648   $     145,354
Equity securities........................................................              --                2              44
Other investments........................................................             148              183             178
Policy loans.............................................................             581              479             122
Cash and cash equivalents................................................           3,089            1,061           1,000
                                                                            ---------------  --------------- ---------------
Total investment income..................................................         131,795          157,373         146,698
  Less: Investment expenses..............................................          (2,470)          (2,999)         (2,836)
                                                                            ---------------  --------------- ---------------
NET INVESTMENT INCOME....................................................   $     129,325    $     154,374   $     143,862
                                                                            ===============  =============== ===============

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

DEBT SECURITY IMPAIRMENTS................................................   $        (411)   $      (2,651)  $          --
                                                                            ---------------  --------------- ---------------
Debt security transaction gains..........................................           2,955            1,764           6,015
Debt security transaction losses.........................................          (7,253)          (9,254)         (3,581)
Equity security transaction gains........................................              --               26           2,286
Equity security transaction losses.......................................              --              (13)             --
Other investment transaction gains (losses)..............................           2,249             (441)            402
Cash equivalent transaction losses.......................................              --               --              (1)
                                                                            ---------------  --------------- ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,049)          (7,918)          5,121
                                                                            ---------------  --------------- ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $      (2,460)   $     (10,569)  $       5,121
                                                                            ===============  =============== ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt securities..........................................................   $       2,956    $     (54,591)  $     (19,782)
Equity securities........................................................              --                5          (1,953)
Other investments........................................................              10               --            (125)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ===============  =============== ===============

Net unrealized investment gains (losses).................................   $       2,966    $     (54,586)  $     (21,860)
                                                                            ---------------  --------------- ---------------
Applicable deferred policy acquisition costs (Note 4)....................           4,930          (39,223)            912
Applicable deferred income tax benefit...................................            (687)          (5,377)         (7,970)
                                                                            ---------------  --------------- ---------------
Offsets to net unrealized investment losses..............................           4,243          (44,600)         (7,058)
                                                                            ---------------  --------------- ---------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (1,277)   $      (9,986)  $     (14,802)
                                                                            ===============  =============== ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Debt security purchases..................................................   $    (999,542)   $  (1,139,974)  $  (1,505,651)
Equity security purchases................................................              --               --             (40)
Other investment purchases...............................................          (1,060)          (2,434)           (411)
Policy loan advances, net................................................          (7,371)          (5,685)           (733)
                                                                            ---------------  --------------- ---------------
INVESTMENT PURCHASES.....................................................   $  (1,007,973)   $  (1,148,093)  $  (1,506,835)
                                                                            ===============  =============== ===============

Debt securities sales....................................................   $   1,178,127    $     873,995   $     886,091
Debt securities maturities and repayments................................         549,483          477,568         591,962
Equity security sales....................................................              --              279           8,798
Other investment sales...................................................             750            5,845          16,310
                                                                            ---------------  --------------- ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,728,360    $   1,357,687   $   1,503,161
                                                                            ===============  =============== ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.


MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2006
($ in thousands)                                                                             -------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     164,631   $     163,602
Due after one year through five years.....................................................         586,444         580,449
Due after five years through ten years....................................................         508,489         504,843
Due after ten years.......................................................................         804,747         802,095
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,064,311   $   2,050,989
                                                                                             =============== ===============


7.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:


    o Liabilities associated with the guaranteed minimum death benefit, or GMDB, are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
    o Liabilities associated with the guaranteed minimum income benefit, or GMIB, are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in thousands)                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................   $    456,148   $    427,337
Equity funds................................................................................      1,861,762      1,573,287
Other.......................................................................................         68,810         55,791
                                                                                               -------------- --------------
TOTAL.......................................................................................   $  2,386,720   $  2,056,415
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2006
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................   $      9,812   $      2,474
Incurred....................................................................................          1,399          1,094
Paid........................................................................................         (1,371)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................   $      9,840   $      3,568
                                                                                               ============== ==============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                   DECEMBER 31, 2005
($ in thousands)                                                                               -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                   GMDB           GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................   $      8,528   $        745
Incurred....................................................................................          2,571          1,729
Paid........................................................................................         (1,287)            --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................   $      9,812   $      2,474
                                                                                               ============== ==============

The reinsurance recoverable asset related to the GMDB was $27,992 thousand and $28,144 thousand as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit, or GMWB, and a guaranteed minimum accumulation benefit, or GMAB.

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in Policyholder deposit funds.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005. See Note 9 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.


ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in thousands)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        ---------------- -----------------  ----------------

GMDB return of premium(1).............................................  $    1,315,738   $         7,962           59
GMDB step up(2).......................................................       1,648,220            34,628           61
GMDB earnings enhancement benefit (EEB)(3)............................          77,382                 3           59
GMDB greater of annual step up and roll up(4).........................          37,713             4,017           62
                                                                        ---------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.......................................  $    3,079,053   $        46,610
                                                                        ================ =================

GMIB..................................................................  $      603,412   $            --           59
GMAB..................................................................         206,069                --           54
GMWB..................................................................          27,133                --           67
                                                                        ---------------- -----------------
TOTAL AT DECEMBER 31, 2006............................................  $      836,614   $            --
                                                                        ================ =================
----------

(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $8,841 thousand.

8.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            --------------------------------------------------
                                                                                 2006             2005              2004
                                                                            ---------------  ---------------   ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (21,403)   $     (18,313)    $   (10,162)
  Deferred...............................................................          24,419           15,512          15,627
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................           3,016           (2,801)          5,465
Other comprehensive loss.................................................          (1,121)          (5,558)         (8,151)
                                                                            ---------------  ---------------   -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS)...................   $       1,895    $      (8,359)    $    (2,686)
                                                                            ===============  ===============   =============

INCOME TAXES RECOVERED...................................................   $     (24,094)   $     (14,288)    $    (3,450)
                                                                            ===============  ===============   =============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                             YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Income before income taxes...............................................   $      13,097    $       1,422   $      22,180
                                                                            ---------------  --------------- ---------------
Income taxes at statutory rate of 35.0%..................................           4,584              498           7,763
Tax benefit attributable to tax-advantaged investment income.............          (1,572)          (2,924)         (2,264)
Tax interest.............................................................               1             (378)             --
Other, net...............................................................               3                3             (34)
                                                                            ---------------  --------------- ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $       3,016    $      (2,801)  $       5,465
                                                                            ===============  =============== ===============
Effective income tax (benefit) rates.....................................           23.0%         (197.0)%           24.6%
                                                                            ===============  =============== ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ in thousands)                                                                             -------------------------------
                                                                                                  2006            2005
                                                                                             --------------- ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     102,603   $      63,793
Unearned premiums / deferred revenues.....................................................          10,817           7,482
Net operating loss carryover benefits.....................................................              --           7,970
Other.....................................................................................              --           1,137
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         113,420          80,382
                                                                                             --------------- ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         207,513         150,281
Employee benefits.........................................................................              --           1,907
Investments...............................................................................             849           1,550
Other.....................................................................................           1,712              --
                                                                                             --------------- ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         210,074         153,738
                                                                                             --------------- ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      96,654   $      73,356
                                                                                             =============== ===============

We are included in the life/non-life consolidated federal income tax return filed by PNX.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2006 and 2005 will be realized.

As of December 31, 2006, we had current taxes payable of $2,974 thousand.


9.  RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $203,521 thousand, $108,701 thousand and $82,050 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $18,650 thousand and $42,373 thousand as of December 31, 2006 and 2005, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $220 thousand at December 31, 2006. This amount is included in our balance sheet in other general account assets.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,439 thousand, $2,993 thousand and $2,810 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $106 thousand and $0 thousand, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $245 thousand and $181 thousand as of December 31, 2006 and 2005, respectively. The variable product separate account fees retained by PXP were $684 thousand, $697 thousand and $1,120 thousand for 2006, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $38,062 thousand, $35,422 thousand and $39,491 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $278 thousand and $2,162 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $105,993 thousand, $54,927 thousand and $28,962 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $4,187 thousand and $11,090 thousand as of December 31, 2006 and 2005, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of PNX, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004.

Effective May 31, 2004, PNX sold Griffith to an unrelated third party.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life of $1,843 thousand and $16,354 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2006 and 2005, we had amounts due to Phoenix Life and Annuity of $16 thousand and $19 thousand, respectively. We do not charge any fees for this service.

Until 2006, Phoenix Life provided life insurance premium processing services to us for life insurance policies. In connection with this service, at December 31, 2005, we had policy-related receivables of $31,119 thousand. Phoenix Life did not charge us for these services.

10. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


11. OTHER COMPREHENSIVE INCOME

SOURCES OF                                                                YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                   ------------------------------------------------------------------------------
($ in thousands)                                         2006                      2005                       2004
                                              -------------------------- -------------------------- ------------------------
                                                  GROSS         NET         GROSS          NET         GROSS         NET
                                              ------------- ------------ ------------  ------------ ------------ -----------

 Unrealized gains (losses) on investments...  $     (1,743) $    (2,985) $   (64,714)  $   (16,717) $   (17,140) $  (11,734)
 Net realized investment gains (losses) on
   available-for-sale securities included
   in net income............................         4,709        1,708       10,128         6,731       (4,720)     (3,068)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Net unrealized investment gains (losses)...         2,966       (1,277)     (54,586)       (9,986)     (21,860)    (14,802)
 Net unrealized losses on derivative
   instruments..............................        (1,241)        (807)        (516)         (335)        (517)       (336)
                                              ------------- ------------ ------------  ------------ ------------ -----------
 Other comprehensive income (loss)..........         1,725  $    (2,084)     (55,102)  $   (10,321)     (22,377) $  (15,138)
                                              ------------- ============ ------------  ============ ------------ ===========
 Applicable deferred policy acquisition              4,930                   (39,223)                       912
   cost amortization........................
 Applicable deferred income tax benefit.....        (1,121)                   (5,558)                   (8,151)
                                              -------------              ------------               ------------
 Offsets to other comprehensive income......         3,809                   (44,781)                   (7,239)
                                              -------------              ------------               ------------
 OTHER COMPREHENSIVE LOSS...................  $     (2,084)              $   (10,321)               $  (15,138)
                                              =============              ============               ============


 COMPONENTS OF ACCUMULATED                                                          AS OF DECEMBER 31,
 OTHER COMPREHENSIVE INCOME:                                -----------------------------------------------------------------
 ($ in thousands)                                                         2006                              2005
                                                            --------------------------------  -------------------------------
                                                                GROSS             NET             GROSS            NET
                                                            ---------------  ---------------  --------------- ---------------

 Unrealized losses on investments.........................  $     (14,584)   $      (2,689)   $     (17,550)  $      (1,412)
 Unrealized gains on derivative instruments...............             --               --            1,241             807
                                                            ---------------  ---------------  --------------- ---------------
 Accumulated other comprehensive loss.....................        (14,584)   $      (2,689)         (16,309)  $        (605)
                                                            ---------------  ===============  --------------- ===============
 Applicable deferred policy acquisition costs.............        (10,448)                          (15,378)
 Applicable deferred income taxes.........................         (1,447)                             (326)
                                                            ---------------                   ---------------
 Offsets to other comprehensive income....................        (11,895)                          (15,704)
                                                            ---------------                   ---------------
 ACCUMULATED OTHER COMPREHENSIVE LOSS.....................  $      (2,689)                    $        (605)
                                                            ===============                   ===============

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  -----------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                           --------------------------------  -------------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           ---------------  ---------------  --------------- ---------------

Cash and cash equivalents................................  $      47,127    $      47,127    $      25,818   $      25,818
Debt securities..........................................      2,050,989        2,050,989        2,789,491       2,789,491
Policy loans.............................................         15,542           15,542            8,171           8,171
                                                           ---------------  ---------------  --------------- ---------------
FINANCIAL ASSETS.........................................  $   2,113,658    $   2,113,658    $   2,823,480   $   2,823,480
                                                           ===============  ===============  =============== ===============

Investment contracts.....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                             -------------  ---------------   -------------- ---------------
FINANCIAL LIABILITIES....................................  $   1,491,367    $   1,486,758    $   2,256,129   $   2,250,695
                                                           ===============  ===============  =============== ===============

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.8 million, $0.3 million and $0.3 million for the years ended December 31, 2006, 2005 and 2004 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2006, 2005 and 2004, we reclassified after-tax gains of $1.2 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2006 and 2005.


13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            ------------------------------------------------
                                                                                 2006             2005            2004
                                                                            ---------------  --------------- ---------------

Statutory capital and surplus............................................   $     220,342    $     264,825   $     245,831
Asset valuation reserve..................................................          14,320            5,575           7,370
                                                                            ---------------  --------------- ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     234,662    $     270,400   $     253,201
                                                                            ===============  =============== ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $     (33,094)   $      12,251   $      (2,574)
                                                                            ===============  =============== ===============
STATUTORY NET INCOME (LOSS)..............................................   $     (33,994)   $      12,749   $      (3,254)
                                                                            ===============  =============== ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2007 without prior approval.


14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.



         (a) Financial Statements

             (1) The financial statements of the Registrant and the Report of
                 Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

             (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include:
                 Balance Sheet as of December 31, 2006 and 2005; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004; Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.


         (b) Exhibits


             (1) Resolution of the Board of Directors of PHL Variable Insurance
                 Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

             (2) Not Applicable.

             (3) Distribution of Contracts

                 (a) Master Service and Distribution Compliance Agreement
                     between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033- 87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

                 (b) Form of Broker Dealer Supervisory and Service Agreement
                     between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registrant's Form N-4 (File No. 333-95611) Post-Effective Amendment No. 11, filed via EDGAR on February 9, 2005.

             (4) (a) Form of Variable Annuity Contract (Premium Edge) is
                     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611), filed via EDGAR on May 11, 2000.

                 (b) Guaranteed Minimum Income Benefit Rider, Form Number DR87
                     is incorporated by reference to Post- Effective Amendment No. 14 on Registrant's Form N-4 (File No. 333-95611), filed via EDGAR on July 7, 2005.

                 (c) Guaranteed Minimum Accumulation Benefit Rider, Form DR83
                     is incorporated by reference to Post- Effective Amendment No. 13 on Registrant's Form N-4 (File No. 333-95611), filed via EDGAR on April 22, 2005.

                 (d) Guaranteed Minimum Withdrawal Benefit Rider, Form No.
                     DR93.1, filed via EDGAR on Registration Statement Form N-4 (File No. 333-95611) on Post-Effective Amendment No. 15 on November 16, 2005.

                 (e) Guaranteed Minimum Withdrawal Benefit Rider, Form No.
                     06GMWB, is incorporated by reference to Post-Effective No. 17 on Registrant's Form N-4 (File No.333-95611), filed via EDGAR on December 20, 2006.

             (5) (a) Form of Application (Premium Edge Form No. OL4159.1),
                     Post-Effective Amendment No. 15 on Registrant's Form N-4 (File No. 333-95611), on filed via EDGAR on November 16, 2005.

             (6) (a) Amended and Restated Certificate of Incorporation of PHL
                     Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

                 (b) Amended and Restated Bylaws of PHL Variable Insurance
                     Company effective May 16, 2002, are incorporated by reference to Registrant's Form N-4 (File No. 333-95611) on Post-Effective Amendment No. 9, filed via EDGAR on April, 30, 2004.


             (7) Not Applicable.

             (8) Participation Agreements.

                (1)  (a) Participation Agreement dated February 23, 1995
                         between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Form S-6 (File No. 333-65823), filed via EDGAR on October 16, 1998.

                     (b) Amendment No. 1 to the Participation Agreement dated
                         December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Form S-6 (File No. 333-65823), filed via EDGAR on October 16, 1998.

                (2)  (a) Participation Agreement as of May 1, 2000 among
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                     (b) Amendment to Participation Agreement as of May 1, 2000
                         among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333- 81458), filed via EDGAR on April 30, 2004.

                     (c) Amendment to Participation Agreement as of May 3, 2004
                         by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 26, 2006.

                     (d) Amendment No. 3 to Participation Agreement as of May
                         1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                (4)  (a) Fund Participation Agreement dated July 19, 1999 among
                         BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April
                         30, 2002.

                     (b) Amendment No. 1 to the Fund Participation Agreement
                         dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                     (c) Amendment No. 2 to the Fund Participation Agreement
                         dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                (5) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April
                     30, 2002.

                (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                (10) Participation Agreement dated April 25, 2005 among PHL
                     Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post- Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                (11) Fund Participation Agreement dated April 14, 2005
                     among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                (12) Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                (13) Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                (14) Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post- Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                (15) Amended and Restated Participation Agreement dated
                     January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27 on February 20, 2007.

             (9) Written Opinion and Consent of Michele Drummey, Esq., is filed herewith.

            (10) (a) Consent of Independent Registered Public Accounting Firm,
                     is filed herewith.

                 (b) Powers of Attorney are incorporated by reference to Form
                     N-4 (File No. 333-78761), Post-Effective Amendment No. 18, as filed via EDGAR on April 23, 2006.


            (11) Not Applicable.

            (12) Not Applicable.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.


NAME                                      POSITION
----                                      --------
Michael E. Haylon*                        Director, Executive Vice President and Chief Financial Officer
Philip K. Polkinghorn*                    Director and President
James D. Wehr**                           Director, Executive Vice President and Chief Investment Officer
John H. Beers*                            Vice President and Secretary
Katherine P. Cody*                        Senior Vice President and Chief Accounting Officer
John R. Flores*                           Vice President and Chief Compliance Officer
Daniel J. Moskey*                         Director, Vice President and Treasurer
Tracy L. Rich*                            Executive Vice President and Assistant Secretary
Christopher M. Wilkos**                   Senior Vice President and Corporate Portfolio Manager


* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 27. NUMBER OF CONTRACT OWNERS.


    As of February 28, 2007 there were 3,361 qualified and 2,603 nonqualified contracts.


ITEM 28. INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER.

      1. Phoenix Equity Planning Corporation ("PEPCO")

         (a) PEPCO serves as the principal underwriter for the following entities:


             Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


         (b) Directors and Executive Officers of PEPCO.


NAME                                         POSITION
----                                         --------
George R. Aylward, Jr. **                    Director and Executive Vice President
John H. Beers*                               Vice President and Secretary
John R. Flores*                              Vice President and Anti-Money Laundering Officer
Michael E. Haylon*                           Director
Stephen D. Gresham**                         Director, Senior Vice President
David C. Martin*                             Vice President and Chief Compliance Officer
Glenn H. Pease**                             Vice President, Finance and Treasurer
David R. Pellerin**                          Vice President and Chief Financial Officer
Philip K. Polkinghorn*                       Executive Vice President
Francis G. Waltman**                         Director, President


* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

         (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

--------------------------------------------------------------------------------------
                     Net
 Name of         Underwriting
 Principal      Discounts and        Compensation         Brokerage          Other
Underwriter      Commissions         on Redemption       Commissions      Compensation
--------------------------------------------------------------------------------------
  PEPCO              0                    0                  0                 0
--------------------------------------------------------------------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06103-2899.

ITEM 31. MANAGEMENT SERVICES.


Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


YEAR                     FEE PAID
----                     --------
2006                     $101,000
2005                     $ 86,000
2004                     $ 98,275

ITEM 32. UNDERTAKINGS.

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

         (d) PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.18 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 18 to this Registration Statement No. 333-95611 to be signed on its behalf by the undersigned thereunto duly authorized, all in the in the City of Hartford and State of Connecticut on this 26th day of April 2007.

                         PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY

                              __________________________________________________
                         By:   *Philip K. Polkinghorn,
                               Director and President

                         By:   /s/ John H. Beers
                              __________________________________________________
                                *John H. Beers

     *As Attorney-in-Fact pursuant to powers of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 18 to Registration Statement No. 333-95611 on this 26th day of April 2007.

      SIGNATURE                                               TITLE
      ---------                                               -----
____________________________________                          Director and President
*Philip K. Polkinghorn

____________________________________                          Director, Executive Vice President, and Chief Financial Officer
*Michael E. Haylon

____________________________________                          Director, Executive Vice President
*James D. Wehr                                                and Chief Investment Officer

____________________________________                          Senior Vice President and Chief Accounting Officer
*Katherine P. Cody

/s/ John H. Beers                                             Attorney-in-Fact pursuant to Powers of Attorney
____________________________________
*John H. Beers


                                       S-1